UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive, Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR for the period ended March 31, 2018, originally filed with the Securities and Exchange Commission on May 30, 2018 (Accession Number 0001193125-18-178503) to amend Item 6, “Schedule of Investments”. The sole purpose of this amendment is to amend the date of the opinion of the Funds’ Auditors. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the PIMCO Total Return Fund and PIMCO Income Fund) is included as part of the annual reports to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Income Fund in its annual report to shareholders, a copy of which is included under Item 1, for this reporting period. The PIMCO Income Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

Schedule of Investments PIMCO Income Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 115.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.7%
Accudyne Industries LLC
5.127% (LIBOR03M + 3.250%) due 08/18/2024 ~		$9,453	$9,512
Air Medical Group Holdings, Inc.
6.015% (LIBOR03M + 4.250%) due 09/07/2024 ~		12,668	12,801
Almonde, Inc.
5.484% (LIBOR03M + 3.500%) due 06/13/2024 ~		199	199
Alphabet Holding Co., Inc.
5.377% (LIBOR03M + 3.500%) due 09/26/2024 ~		7,890	7,358
Altice Financing S.A.
4.470% (LIBOR03M + 2.750%) due 01/31/2026 ~		9,825	9,663
Altran Technologies S.A.
TBD% due 01/17/2025	EUR	36,900	45,423
American Builders & Contractors Supply Co., Inc.
4.377% (LIBOR03M + 2.500%) due 10/31/2023 ~		$46,388	46,556
Ancestry.com Operations, Inc.
5.130% (LIBOR03M + 3.250%) due 10/19/2023 ~		21,418	21,546
Aramark Services, Inc.
3.877% (LIBOR03M + 2.000%) due 03/11/2025 ~		10,175	10,272
Avantor, Inc.
5.877% (LIBOR03M + 4.000%) due 11/21/2024 ~		15,561	15,743
Avolon Holdings Ltd.
3.572% (LIBOR03M + 1.750%) due 09/30/2020 ~		8,551	8,559
Avolon Holdings Ltd. SARL
4.072% (LIBOR03M + 2.250%) due 04/03/2022 ~		85,192	85,364
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 «(m)		33,758	34,019
B.C. Unlimited Liability Co.
4.127% - 4.552% (LIBOR03M + 2.250%) due 02/16/2024 ~		10,972	10,998
Barracuda Networks, Inc.
5.061% (LIBOR03M + 3.250%) due 02/12/2025 ~		2,790	2,805
Beacon Roofing Supply, Inc.
3.936% (LIBOR03M + 2.250%) due 01/02/2025 ~		6,550	6,590
BMC Software Finance, Inc.
TBD% due 09/10/2022 ~		3,421	3,440
BWAY Holding Co.
4.958% (LIBOR03M + 3.250%) due 04/03/2024 ~		9,721	9,781
Caesars Entertainment Operating Co.
4.377% (LIBOR03M + 2.500%) due 10/06/2024 ~		15,661	15,771

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Caesars Resort Collection LLC
4.627% (LIBOR03M + 2.750%) due 12/22/2024 ~		$70,523	$71,084
California Resources Corp.
6.572% (LIBOR03M + 4.750%) due 12/31/2022 ~		7,600	7,747
Camelot UK Holdco Ltd.
5.127% (LIBOR03M + 3.250%) due 10/03/2023 ~		5,910	5,954
Castlelake Aircraft Securitization Trust
3.967% due 07/12/2024 «		67,422	67,695
Centene Corp.
TBD% due 09/13/2018		345,400	345,400
CenturyLink, Inc.
4.627% (LIBOR03M + 2.750%) due 01/31/2025 ~		145,635	143,587
CH Hold Corp.
4.877% (LIBOR03M + 3.000%) due 02/01/2024 ~		3,504	3,531
Charter Communications Operating LLC
3.880% (LIBOR03M + 2.000%) due 04/30/2025 ~		11,077	11,129
CityCenter Holdings LLC
4.377% (LIBOR03M + 2.500%) due 04/18/2024 ~		6,054	6,089
Community Health Systems, Inc.
TBD% due 01/27/2021 ~		35,462	34,159
Core & Main LP
5.006% - 5.211% (LIBOR03M + 3.000%) due 08/01/2024 ~		5,823	5,853
Cortes NP Acquisition Corp.
5.670% (LIBOR03M + 4.000%) due 11/30/2023 «~		8,121	8,187
Crown Americas LLC
TBD% due 01/29/2025		9,200	9,291
Crown Holdings, Inc.
TBD% due 01/18/2025	EUR	5,400	6,699
CSC Holdings LLC
4.277% (LIBOR03M + 2.500%) due 01/25/2026 ~		$15,900	15,922
DaVita HealthCare Partners, Inc.
4.627% (LIBOR03M + 2.750%) due 06/24/2021 ~		23,087	23,319
Dell, Inc.
3.880% (LIBOR03M + 2.000%) due 09/07/2023 ~		7,418	7,434
Delos Finance SARL
4.052% (LIBOR03M + 1.750%) due 10/06/2023 ~		28,357	28,513
Diamond (BC) BV
3.250% (EUR003M + 3.250%) due 09/06/2024 ~	EUR	5,337	6,538
Diamond Resorts Corp.
6.377% (LIBOR03M + 4.500%) due 08/11/2023 ~		$34,574	34,840
Diaverum Holding SARL
3.250% (EUR003M + 3.250%) due 07/04/2024 ~	EUR	1,500	1,825
Drillship Kithira Owners, Inc.
TBD% due 09/20/2024		$15,900	16,546
Endo Luxembourg Finance Co. SARL
6.188% (LIBOR03M + 4.250%) due 04/29/2024 ~		24,465	24,492
FCA U.S. LLC
3.860% (LIBOR03M + 2.000%) due 12/31/2018 ~		13,747	13,799
Gardner Denver, Inc.
5.052% (LIBOR03M + 2.750%) due 07/30/2024 ~		102	103
Gartner, Inc.
3.877% (LIBOR03M + 2.000%) due 04/05/2024 ~		3,289	3,313

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Genworth Financial, Inc.
6.202% (LIBOR03M + 4.500%) due 02/22/2023 ~		$3,630	$3,694
Grifols Worldwide Operations USA, Inc.
3.986% (LIBOR03M + 2.250%) due 01/31/2025 ~		3,420	3,436
HCA, Inc.
3.877% (LIBOR03M + 2.000%) due 03/07/2025 ~		10,666	10,757
HD Supply, Inc.
4.802% (LIBOR03M + 2.500%) due 10/17/2023 ~		7,012	7,067
Hilton Worldwide Finance LLC
3.872% (LIBOR03M + 2.000%) due 10/25/2023 ~		170,785	171,911
iHeartCommunications, Inc.
TBD% due 01/30/2019 ^(e)		293,511	234,625
Ineos U.S. Finance LLC
2.500% (EUR003M + 2.000%) due 03/31/2024 ~	EUR	57,456	70,553
Intelsat Jackson Holdings S.A.
5.706% (LIBOR03M + 3.750%) due 11/27/2023 ~		$11,686	11,708
IRB Holding Corp.
4.936% (LIBOR03M + 3.250%) due 02/05/2025 ~		7,400	7,485
Kinetic Concepts, Inc.
5.552% (LIBOR03M + 3.250%) due 02/02/2024 ~		6,898	6,938
Klockner-Pentaplast of America, Inc.
4.750% (EUR003M + 4.750%) due 06/30/2022 ~	EUR	5,400	6,426
Las Vegas Sands LLC
3.627% (LIBOR03M + 1.750%) due 03/29/2024 ~		$8,477	8,506
Meredith Corp.
4.877% (LIBOR03M + 3.000%) due 01/31/2025 ~		5,700	5,741
MGM Growth Properties Operating Partnership LP
3.877% (LIBOR03M + 2.000%) due 04/25/2023 ~		37,697	37,825
MH Sub LLC
5.527% (LIBOR03M + 3.750%) due 09/13/2024 ~		17,107	17,145
Mission Broadcasting, Inc.
4.164% (LIBOR03M + 2.500%) due 01/17/2024 ~		1,825	1,833
Multi Color Corp.
4.127% (LIBOR03M + 2.250%) due 10/31/2024 ~		2,659	2,677
Nexstar Broadcasting, Inc.
4.164% (LIBOR03M + 2.500%) due 01/17/2024 ~		14,175	14,238
Nielsen Finance LLC
3.718% (LIBOR03M + 2.000%) due 10/04/2023 ~		26,633	26,747

2	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Numericable Group S.A.
3.000% (EUR003M + 3.000%) due 07/31/2025 ~	EUR	9,950	$11,798
4.720% (LIBOR03M + 3.000%) due 01/31/2026 ~		$18,005	17,474
Parexel International Corp.
4.627% (LIBOR03M + 2.750%) due 09/27/2024 ~		7,562	7,573
Petrobras Netherlands BV
TBD% due 02/01/2025 «		37,000	36,802
Ply Gem Industries, Inc.
TBD% due 03/01/2019		57,800	57,800
TBD% due 03/28/2025 «		32,000	31,840
Post Holdings, Inc.
3.880% (LIBOR03M + 2.000%) due 05/24/2024 ~		9,022	9,052
Presidential City
5.718% (LIBOR03M + 4.000%) due 02/08/2025 «~(m)		30,000	30,000
Prestige Brands, Inc.
3.877% (LIBOR03M + 2.000%) due 01/26/2024 ~		1,004	1,011
Reynolds Group Holdings, Inc.
4.627% (LIBOR03M + 2.750%) due 02/05/2023 ~		6,038	6,076
Rise Ltd.
4.750% due 01/31/2021 «~(m)		2,768	2,768
RPI Finance Trust
4.302% (LIBOR03M + 2.000%) due 03/27/2023 ~		13,205	13,279
Sequa Mezzanine Holdings LLC
7.071% (LIBOR03M + 5.000%) due 11/28/2021 ~		39,849	40,222
10.752% (LIBOR03M + 9.000%) due 04/28/2022 ~		14,440	14,729
Serta Simmons Bedding LLC
5.195% - 5.291% (LIBOR03M + 3.500%) due 11/08/2023 ~		5,148	4,707
Sigma Bidco BV
TBD% due 03/06/2025	EUR	48,800	59,499
Sinclair Broadcast Group, Inc.
TBD% due 12/12/2024		$58,300	58,671
Sprint Communications, Inc.
4.438% (LIBOR03M + 2.500%) due 02/02/2024 ~		53,856	53,932
SS&C Technologies, Inc.
TBD% due 02/28/2025		90,982	91,558
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		86,984	87,096
Syniverse Holdings, Inc.
6.718% (LIBOR03M + 5.000%) due 03/09/2023 ~		7,770	7,873
Techem GmbH
3.000% (EUR003M + 3.000%) due 10/02/2024 ~	EUR	26,500	32,651
TerraForm Power Operating LLC
4.627% (LIBOR03M + 2.750%) due 11/08/2022 ~		$1,895	1,906
TEX Operations Co. LLC
4.377% (LIBOR03M + 2.500%) due 08/04/2023 ~		15,940	16,047

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Traverse Midstream Partners LLC
5.850% (LIBOR03M + 4.000%) due 09/27/2024 ~		$3,406	$3,431
Tronox Blocked Borrower LLC
5.302% (LIBOR03M + 3.000%) due 09/22/2024 ~		2,186	2,208
Tronox Finance LLC
5.302% (LIBOR03M + 3.000%) due 09/22/2024 ~		5,045	5,094
Unitymedia Finance LLC
4.027% (LIBOR03M + 2.250%) due 01/15/2026 ~		13,000	12,998
Unitymedia Hessen GmbH & Co. KG
2.750% (EUR003M + 2.750%) due 01/15/2027 ~	EUR	37,600	46,244
Univision Communications, Inc.
4.627% (LIBOR03M + 2.750%) due 03/15/2024 ~		$199,073	196,243
UPC Financing Partnership
4.277% (LIBOR03M + 2.500%) due 01/15/2026 ~		20,743	20,832
Valeant Pharmaceuticals International, Inc.
5.240% (LIBOR03M + 3.500%) due 04/01/2022 ~		16,962	17,163
Virgin Media Bristol LLC
4.277% (LIBOR03M + 2.500%) due 01/15/2026 ~		31,724	31,923
Virgin Media Investment Holdings Ltd.
3.748% due 01/15/2027	GBP	47,000	66,078
Vistra Operations Co. LLC
4.058% - 4.127% (LIBOR03M + 2.250%) due 12/14/2023 ~		$6,814	6,863
West Corp.
5.877% (LIBOR03M + 4.000%) due 10/10/2024 ~		3,368	3,399
Westmoreland Coal Co.
8.802% (LIBOR03M + 6.500%) due 12/16/2020 ~		7,992	2,937
Wyndham Hotels & Resorts, Inc.
TBD% due 03/28/2025 «		13,200	13,200

Total Loan Participations and Assignments (Cost $3,049,596)			3,031,738

CORPORATE BONDS & NOTES 17.9%
BANKING & FINANCE 10.9%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		10,565	10,633
4.250% due 07/01/2020		5,200	5,294
4.500% due 05/15/2021		7,250	7,430
4.625% due 10/30/2020		22,430	23,098
5.000% due 10/01/2021		2,200	2,291
AGFC Capital Trust
3.472% (US0003M + 1.750%) due 01/15/2067 ~		70,600	37,771
AIA Group Ltd.
3.900% due 04/06/2028 (c)		13,200	13,339
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	6,800	8,996
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022		$13,000	13,551
Ally Financial, Inc.
3.250% due 11/05/2018		1,800	1,805
3.500% due 01/27/2019		11,055	11,096
3.600% due 05/21/2018		158,140	158,338
3.750% due 11/18/2019		9,204	9,250
4.125% due 03/30/2020		20,690	20,819

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.250% due 04/15/2021		$1,440	$1,453
4.625% due 05/19/2022		3,105	3,159
4.750% due 09/10/2018		36,135	36,504
7.500% due 09/15/2020		1,190	1,290
8.000% due 03/15/2020		5,908	6,366
8.000% due 11/01/2031		22,849	27,990
Ambac Assurance Corp.
5.100% due 06/07/2020		197	262
Ambac LSNI LLC
6.811% due 02/12/2023 ~		10,442	10,572
American International Group, Inc.
4.200% due 04/01/2028		13,194	13,349
5.750% due 04/01/2048 •		25,894	26,295
American Tower Corp.
3.000% due 06/15/2023		20,746	20,053
3.300% due 02/15/2021		1,400	1,400
Annington Funding PLC
2.646% due 07/12/2025	GBP	9,900	13,797
Ardonagh Midco PLC
8.375% due 07/15/2023		33,600	48,555
Assurant, Inc.
4.200% due 09/27/2023		$10,382	10,447
Athene Global Funding
4.000% due 01/25/2022		9,580	9,701
Athene Holding Ltd.
4.125% due 01/12/2028		9,156	8,798
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		31,140	30,839
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(k)(l)	EUR	14,800	19,750
8.875% due 04/14/2021 •(k)(l)		14,400	21,016
9.000% due 05/09/2018 •(k)(l)		$6,800	6,844
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(e)	EUR	6,600	2,477
Banco Santander S.A.
6.250% due 09/11/2021 •(k)		43,300	58,823
Banistmo S.A.
3.650% due 09/19/2022		$3,900	3,749
Bank of America Corp.
2.815% due 03/05/2024 ~		6,850	6,821
3.300% due 01/11/2023		3,500	3,493
3.419% due 12/20/2028 •		11,133	10,670
4.000% due 04/01/2024		38	39
4.100% due 07/24/2023		1,550	1,601
4.125% due 01/22/2024		3,300	3,398
4.382% due 10/21/2025 ~	MXN	118,000	8,048
5.875% due 03/15/2028 •(k)		$117,000	117,884
Bank of America N.A.
1.750% due 06/05/2018		27,600	27,564
Bank of Ireland
7.375% due 06/18/2020 •(k)(l)	EUR	6,650	9,078
Banque PSA Finance S.A.
5.750% due 04/04/2021		$200	212
Barclays Bank PLC
5.125% due 01/08/2020		5,500	5,683
7.625% due 11/21/2022 (l)		276,725	304,183
7.750% due 04/10/2023 •(l)		18,900	18,951
14.000% due 06/15/2019 •(k)	GBP	5,800	9,195
Barclays PLC
3.125% due 01/17/2024		62,400	88,893
3.250% due 01/17/2033		32,500	44,178
3.333% (US0003M + 1.625%) due 01/10/2023 ~		$22,000	22,552
3.650% due 03/16/2025		1,100	1,061
3.684% due 01/10/2023		12,900	12,798
4.337% due 01/10/2028		12,400	12,285
4.375% due 01/12/2026		58,600	58,760

See Accompanying Notes	3

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.875% due 09/15/2024 •(k)(l)	GBP	8,900	$12,461
6.500% due 09/15/2019 •(k)(l)	EUR	98,590	129,158
7.000% due 09/15/2019 •(k)(l)	GBP	15,462	22,765
7.250% due 03/15/2023 •(k)(l)		16,235	24,407
7.875% due 09/15/2022 •(k)(l)		144,411	221,217
8.000% due 12/15/2020 •(k)(l)	EUR	130,600	183,286
8.250% due 12/15/2018 •(k)(l)		$39,084	40,429
BGC Partners, Inc.
5.125% due 05/27/2021		13,500	13,840
5.375% due 12/09/2019		51,850	53,676
Blackstone CQP Holdco LP
6.000% due 08/18/2021		31,700	31,938
6.500% due 03/20/2021		179,863	181,662
BNP Paribas S.A.
7.625% due 03/30/2021 •(k)(l)		19,400	20,879
Boston Properties LP
3.200% due 01/15/2025		11,960	11,556
BPCE S.A.
12.500% due 09/30/2019 •(k)		29,600	33,337
BRFkredit A/S
1.000% due 04/01/2018	DKK	62,170	10,261
1.000% due 10/01/2018		203,940	33,909
2.000% due 04/01/2018		37,120	6,127
2.000% due 10/01/2047		119,439	19,856
2.500% due 10/01/2047		45,635	7,864
Brighthouse Financial, Inc.
3.700% due 06/22/2027		$13,198	12,260
Brighthouse Holdings LLC
6.500% due 07/27/2037 (k)		5,245	5,822
Brixmor Operating Partnership LP
3.250% due 09/15/2023		8,200	7,924
Brookfield Finance, Inc.
3.900% due 01/25/2028		15,462	15,045
4.700% due 09/20/2047		32,740	31,827
Cantor Fitzgerald LP
7.875% due 10/15/2019		10,586	11,254
CBL & Associates LP
5.950% due 12/15/2026		15,322	12,907
Charles Schwab Corp.
5.000% due 12/01/2027 •(k)		20,000	19,568
CIT Group, Inc.
3.875% due 02/19/2019		7,960	8,018
4.125% due 03/09/2021		10,684	10,764
5.000% due 08/15/2022		1,930	1,981
5.250% due 03/07/2025		10,070	10,335
5.375% due 05/15/2020		8,700	8,994
5.500% due 02/15/2019		11,309	11,599
Citigroup, Inc.
2.498% (US0003M + 0.790%) due 01/10/2020 ~		48,200	48,494
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	604	925
7.500% due 07/08/2026		11,865	20,378
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(k)(l)	EUR	9,900	13,170
6.625% due 06/29/2021 •(k)(l)		600	842
Corp. Andina de Fomento
3.950% due 10/15/2021 (j)	MXN	60,093	3,224
Credit Agricole S.A.
7.500% due 06/23/2026 •(k)(l)	GBP	14,120	22,908
7.875% due 01/23/2024 •(k)(l)		$1,480	1,612
8.125% due 09/19/2033 •(l)		200	204
Credit Suisse AG
6.500% due 08/08/2023 (l)		52,792	57,516
Credit Suisse Group AG
3.574% due 01/09/2023		15,000	14,920
4.282% due 01/09/2028		13,450	13,482

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
7.500% due 12/11/2023 •(k)(l)		$29,600	$32,119
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021		20,000	20,007
3.750% due 03/26/2025		250	244
3.800% due 09/15/2022		8,250	8,314
3.800% due 06/09/2023		6,450	6,467
4.024% (US0003M + 2.290%) due 04/16/2021 ~		7,500	7,880
4.550% due 04/17/2026		26,150	26,747
Crown Castle International Corp.
3.200% due 09/01/2024		10,874	10,436
3.650% due 09/01/2027		48,148	45,935
4.000% due 03/01/2027		6,306	6,208
CTR Partnership LP
5.250% due 06/01/2025		11,242	11,270
Deutsche Bank AG
2.500% due 02/13/2019		2,100	2,092
2.692% (US0003M + 0.970%) due 07/13/2020 ~		29,168	29,255
2.700% due 07/13/2020		28,956	28,354
3.150% due 01/22/2021		2,400	2,365
3.700% due 05/30/2024		13,800	13,334
3.721% (US0003M + 1.910%) due 05/10/2019 ~		2,090	2,119
3.950% due 02/27/2023		40,370	40,286
4.250% due 10/14/2021		419,344	426,188
Digital Realty Trust LP
3.700% due 08/15/2027		1,508	1,455
Discover Bank
3.350% due 02/06/2023		8,800	8,667
Emerald Bay S.A.
0.000% due 10/08/2020 (h)	EUR	79,281	91,628
Equinix, Inc.
2.875% due 03/15/2024		24,700	30,219
2.875% due 10/01/2025		3,350	3,981
2.875% due 02/01/2026		39,209	46,024
ERP Operating LP
3.250% due 08/01/2027		$4,527	4,376
3.500% due 03/01/2028		7,646	7,493
Essex Portfolio LP
3.375% due 04/15/2026		6,400	6,158
Eurobank Ergasias S.A.
2.750% due 11/02/2050	EUR	8,926	11,146
Ford Motor Credit Co. LLC
2.240% due 06/15/2018		$4,710	4,705
2.551% due 10/05/2018		2,200	2,199
2.597% due 11/04/2019		8,000	7,939
3.157% due 08/04/2020		5,452	5,426
5.000% due 05/15/2018		2,500	2,506
8.125% due 01/15/2020		885	959
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		50,520	51,404
Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «	CAD	89,400	70,557
General Motors Financial Co., Inc.
2.650% due 04/13/2020		$53,900	53,267
3.150% due 01/15/2020		1,150	1,150
6.750% due 06/01/2018		2,200	2,215
Goldman Sachs Group, Inc.
5.750% due 01/24/2022		800	866
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		13,754	13,729
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		26,168	25,181
HBOS PLC
6.750% due 05/21/2018		16,800	16,888
High Street Funding Trust
4.111% due 02/15/2028		3,600	3,624
4.682% due 02/15/2048		3,100	3,213
Hospitality Properties Trust
5.000% due 08/15/2022		6,895	7,169
Host Hotels & Resorts LP
4.000% due 06/15/2025		3,070	3,026
6.000% due 10/01/2021		360	387
Howard Hughes Corp.
5.375% due 03/15/2025		38,517	38,132
HSBC Holdings PLC
3.262% due 03/13/2023 •		19,470	19,222
3.400% due 03/08/2021		39,300	39,492
3.600% due 05/25/2023		41,200	41,190

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.041% due 03/13/2028 •		$17,580	$17,576
4.287% (US0003M + 2.240%) due 03/08/2021 ~		49,844	52,378
4.300% due 03/08/2026		78,900	80,988
6.000% due 09/29/2023 •(k)(l)	EUR	3,825	5,408
6.250% due 03/23/2023 •(k)(l)		$50,200	50,953
6.500% due 03/23/2028 •(k)(l)		87,240	89,094
Hudson Pacific Properties LP
3.950% due 11/01/2027		5,427	5,208
Hunt Cos., Inc.
6.250% due 02/15/2026		4,594	4,446
ICICI Bank Ltd.
3.500% due 03/18/2020		7,750	7,752
International Lease Finance Corp.
3.875% due 04/15/2018		1,370	1,370
4.625% due 04/15/2021		2,500	2,585
5.875% due 04/01/2019		22,550	23,170
6.250% due 05/15/2019		31,122	32,197
7.125% due 09/01/2018		38,800	39,450
8.250% due 12/15/2020		45,258	50,525
8.625% due 01/15/2022		2,900	3,384
Intesa Sanpaolo SpA
7.000% due 01/19/2021 •(k)(l)	EUR	6,516	8,753
Iron Mountain, Inc.
5.250% due 03/15/2028		$1,244	1,177
iStar, Inc.
4.625% due 09/15/2020		2,107	2,115
5.250% due 09/15/2022		8,013	7,773
Jefferies Finance LLC
6.875% due 04/15/2022		3,300	3,284
7.250% due 08/15/2024		11,700	11,605
7.500% due 04/15/2021		3,600	3,659
Jefferies Group LLC
6.500% due 01/20/2043		28,300	31,442
Kennedy Wilson Europe Real Estate PLC
3.250% due 11/12/2025	EUR	2,800	3,532
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		$12,160	12,114
Kookmin Bank
2.250% due 02/03/2021		36,400	35,344
KSA Sukuk Ltd.
2.894% due 04/20/2022		120,600	117,493
LeasePlan Corp. NV
2.875% due 01/22/2019		700	698
Life Storage LP
3.875% due 12/15/2027		4,616	4,452
Lloyds Bank PLC
12.000% due 12/16/2024 •(k)		9,670	12,203
Lloyds Banking Group PLC
4.375% due 03/22/2028		20,320	20,550
6.375% due 06/27/2020 •(k)(l)	EUR	3,200	4,260
7.000% due 06/27/2019 •(l)	GBP	37,442	55,123
7.500% due 06/27/2024 •(k)(l)		$4,424	4,806
7.625% due 06/27/2023 •(k)(l)	GBP	285,012	447,630
7.875% due 06/27/2029 •(k)		78,742	133,552
LoanCore Capital Markets LLC
6.875% due 06/01/2020		$1,000	1,013
MetLife, Inc.
5.875% due 03/15/2028 •(k)		46,200	47,066
MMcapS Funding Ltd.
2.576% (US0003M + 0.290%) due 12/26/2039 ~		27,176	25,151
2.786% (US0003M + 0.500%) due 12/26/2039 ~		10,100	7,575
National Australia Bank Ltd.
1.375% due 07/12/2019		400	393
National Bank of Greece S.A.
2.750% due 10/19/2050	EUR	7,500	9,453

4	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Nationwide Building Society
3.766% due 03/08/2024 •		$50,400	$50,299
4.302% due 03/08/2029 •		50,400	50,316
6.875% due 06/20/2019 •(k)(l)	GBP	4,500	6,590
10.250% due ~(k)		294	64,505
Navient Corp.
4.875% due 06/17/2019		$17,207	17,388
5.000% due 10/26/2020		4,750	4,792
5.500% due 01/15/2019		39,629	40,164
5.875% due 03/25/2021		22,682	23,277
6.500% due 06/15/2022		59,496	61,578
6.625% due 07/26/2021		5,722	5,965
7.250% due 01/25/2022		5,520	5,851
8.000% due 03/25/2020		12,200	12,993
8.450% due 06/15/2018		13,000	13,143
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	94,000	15,515
2.000% due 10/01/2047		242,100	40,249
2.500% due 10/01/2037		32,639	5,732
2.500% due 10/01/2047		120,043	20,685
Nykredit Realkredit A/S
1.000% due 04/01/2018		699,540	115,462
1.000% due 07/01/2018		1,118,610	185,357
1.000% due 01/01/2019		150,000	25,010
2.000% due 04/01/2018		921,830	152,152
2.000% due 07/01/2018		246,120	40,878
2.000% due 10/01/2037		257,304	44,423
2.000% due 10/01/2047		895,540	148,922
2.500% due 10/01/2037		101,596	17,846
2.500% due 10/01/2047		2,071,035	356,875
OneMain Financial Holdings LLC
7.250% due 12/15/2021		$13,635	14,138
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125% due 03/20/2022		16,860	16,769
3.875% due 03/20/2027		10,837	10,910
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		6,292	6,497
Physicians Realty LP
3.950% due 01/15/2028		9,933	9,534
Preferred Term Securities Combination Trust
0.000% due 09/26/2034 ~		6,000	1,380
Preferred Term Securities Ltd.
2.425% (US0003M + 0.300%) due 03/22/2037 ~		95,694	87,082
2.425% (US0003M + 0.300%) due 09/22/2037 ~		176	161
2.425% (US0003M + 0.300%) due 12/22/2037 ~		19,752	17,480
2.435% (US0003M + 0.310%) due 12/22/2036 ~		105,448	95,483
2.465% (US0003M + 0.340%) due 09/22/2036 ~		58,319	53,814
2.475% (US0003M + 0.350%) due 06/22/2037 ~		51,794	44,025
2.495% (US0003M + 0.370%) due 09/22/2037 ~		44,050	37,442
2.505% (US0003M + 0.380%) due 09/23/2035 ~		680	635
2.505% (US0003M + 0.380%) due 12/22/2036 ~		14,288	12,002
2.505% (US0003M + 0.380%) due 03/22/2037 ~		48,231	40,996
2.515% (US0003M + 0.390%) due 12/22/2036 ~		3,206	2,837
2.525% (US0003M + 0.400%) due 09/22/2036 ~		30,003	25,502
2.525% (US0003M + 0.400%) due 12/22/2037 ~		2,215	1,883
2.525% (US0003M + 0.400%) due 03/22/2038 ~		120,087	108,660
2.555% (US0003M + 0.430%) due 12/22/2035 ~		30,902	26,267

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.575% (US0003M + 0.450%) due 03/22/2038 ~		$7,178	$6,101
2.578% (US0003M + 0.400%) due 06/23/2035 ~		32,945	30,309
2.605% (US0003M + 0.480%) due 09/23/2035 ~		15,508	13,492
2.625% (US0003M + 0.500%) due 03/23/2035 ~		26,671	24,804
2.678% (US0003M + 0.500%) due 06/23/2035 ~		10,965	9,649
2.705% (US0003M + 0.580%) due 03/23/2035 ~		14,250	12,398
2.725% (US0003M + 0.600%) due 03/22/2038 ~		18,361	13,587
2.745% (US0003M + 0.620%) due 12/22/2036 ~		34,087	29,655
2.782% (US0003M + 0.580%) due 09/26/2034 ~		7,500	6,525
2.828% (US0003M + 0.650%) due 09/24/2033 ~		366	355
2.875% (US0003M + 0.750%) due 09/23/2035 ~		21,312	16,837
3.006% (US0003M + 0.720%) due 07/03/2033 ~		169	167
3.008% (US0003M + 0.830%) due 09/24/2033 ~		41,923	39,827
3.025% (US0003M + 0.900%) due 03/22/2038 ~		70,474	66,246
3.058% (US0003M + 0.880%) due 12/24/2033 ~		5,000	4,850
3.146% (US0003M + 0.860%) due 07/03/2033 ~		10,000	9,100
3.162% (US0003M + 0.850%) due 04/03/2033 ~		287	287
3.186% (US0003M + 0.900%) due 01/03/2033 ~		20,167	19,764
Protective Life Global Funding
2.142% (US0003M + 0.420%) due 03/29/2019 ~		14,290	14,309
Provident Funding Associates LP
6.375% due 06/15/2025		3,677	3,700
QNB Finance Ltd.
2.750% due 10/31/2018		1,200	1,200
3.285% (US0003M + 1.400%) due 05/20/2018 ~		800	803
RCI Banque S.A.
3.500% due 04/03/2018		8,000	8,000
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	2,678,283	442,063
2.000% due 04/01/2018		910,820	150,335
2.000% due 10/01/2037		149,142	25,749
2.000% due 10/01/2047		315,636	52,446
2.500% due 10/01/2037		126,153	22,160
2.500% due 07/01/2047		864,762	149,049
Regional Diversified Funding Ltd.
2.075% (US0003M + 0.330%) due 01/25/2036 ~		$1,381	1,354
Rio Oil Finance Trust
9.250% due 07/06/2024		17,685	19,286
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	15,086	19,819
3.309% (US0003M + 1.470%) due 05/15/2023 ~		$68,578	69,217
3.498% due 05/15/2023 •		49,570	48,743
4.700% due 07/03/2018		400	401
4.800% due 04/05/2026		88,700	91,691
7.500% due 08/10/2020 •(k)(l)		81,625	85,094
7.648% due 09/30/2031 •(k)		100	126
8.000% due 08/10/2025 •(k)(l)		30,971	34,029
8.625% due 08/15/2021 •(k)(l)		158,953	173,060
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	11,275	13,889
Santander Holdings USA, Inc.
3.400% due 01/18/2023		$10,286	10,063
3.700% due 03/28/2022		6,834	6,853
4.400% due 07/13/2027		8,579	8,543
4.500% due 07/17/2025		134,600	136,810
Santander UK Group Holdings PLC
2.875% due 10/16/2020		4,350	4,314
2.875% due 08/05/2021		40,200	39,413
4.750% due 09/15/2025		10,940	11,023
6.750% due 06/24/2024 •(k)(l)	GBP	2,175	3,319
7.375% due 06/24/2022 •(k)(l)		80,354	123,038

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Santander UK PLC
2.500% due 03/14/2019		$5,900	$5,880
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	28,800	36,927
5.180% due 06/28/2019		$24,200	24,745
5.717% due 06/16/2021		83,400	87,765
6.125% due 02/07/2022		228,585	243,066
Shinhan Bank Co. Ltd.
1.875% due 07/30/2018		795	792
SL Green Operating Partnership LP
3.250% due 10/15/2022		3,330	3,250
SL Green Realty Corp.
4.500% due 12/01/2022		31,500	32,335
7.750% due 03/15/2020		21,995	23,889
SLM Student Loan Trust
0.223% (EUR003M + 0.550%) due 12/15/2033 ~	EUR	1,386	1,685
1.154% (BP0003M + 0.550%) due 12/15/2039 ~	GBP	14,107	19,297
Societe Generale S.A.
8.250% due 11/29/2018 •(k)(l)		$1,500	1,549
Springleaf Finance Corp.
5.250% due 12/15/2019		6,800	6,953
5.625% due 03/15/2023		212,460	209,008
6.000% due 06/01/2020		2,610	2,705
6.125% due 05/15/2022		243,097	248,348
6.875% due 03/15/2025		74,857	75,325
8.250% due 12/15/2020		270,606	295,299
Standard Chartered PLC
3.015% (US0003M + 1.130%) due 08/19/2019 ~		200	202
Starwood Property Trust, Inc.
4.750% due 03/15/2025		12,487	12,206
5.000% due 12/15/2021		5,750	5,879
Stichting AK Rabobank Certificaten
6.500% (k)	EUR	102,799	155,151
STORE Capital Corp.
4.500% due 03/15/2028		$6,872	6,835
Synchrony Financial
4.500% due 07/23/2025		545	546
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,172	8,198
5.661% due 10/13/2041		567	917
5.744% due 04/13/2040		5,942	9,680
5.801% due 10/13/2040		27,557	45,323
6.052% due 10/13/2039		33,939	56,370
7.623% due 07/13/2039		7,276	13,710
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (h)		$45,750	11,206
Trafford Centre Finance Ltd.
1.253% (BP0003M + 0.725%) due 07/28/2038 ~	GBP	6,550	8,485
U.S. Capital Funding Ltd.
1.988% (US0003M + 0.280%) due 07/10/2043 ~		$62,525	54,396
2.393% (US0003M + 0.620%) due 05/01/2034 ~		1,182	1,111
2.653% (US0003M + 0.880%) due 05/01/2034 ~		8,600	8,170
UBS AG
4.750% due 05/22/2023 •		13,300	13,333
4.750% due 02/12/2026 •	EUR	1,900	2,577
5.125% due 05/15/2024		$54,000	55,232
7.625% due 08/17/2022 (l)		85,315	95,979
UBS Group AG
5.750% due 02/19/2022 •(k)(l)	EUR	5,000	6,867
7.000% due 02/19/2025 •(k)(l)		$3,500	3,773
UBS Group Funding Switzerland AG
3.000% due 04/15/2021		37,400	37,025
3.140% (US0003M + 1.220%) due 05/23/2023 ~		19,000	19,323
3.491% due 05/23/2023 (o)		38,000	37,573
3.500% (US0003M + 1.780%) due 04/14/2021 ~		30,000	31,098
4.125% due 09/24/2025		115,340	116,027

See Accompanying Notes	5

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.125% due 04/15/2026		$17,300	$17,379
4.253% due 03/23/2028		26,000	26,204
UDR, Inc.
3.500% due 01/15/2028		4,500	4,309
4.625% due 01/10/2022		1,156	1,201
Vantiv LLC
4.375% due 11/15/2025		1,300	1,261
Ventas Realty LP
3.250% due 10/15/2026		2,600	2,443
3.500% due 02/01/2025		415	404
VEREIT Operating Partnership LP
3.950% due 08/15/2027		6,338	5,960
Vici Properties LLC
8.000% due 10/15/2023		89,412	99,471
Vornado Realty LP
3.500% due 01/15/2025		5,902	5,688
Wells Fargo & Co.
2.625% (US0003M + 0.880%) due 07/22/2020 ~		25	25
Welltower, Inc.
4.250% due 04/01/2026		8,800	8,919
WPC Eurobond BV
2.125% due 04/15/2027	EUR	19,200	23,625

			12,269,276

INDUSTRIALS 4.7%
Air Canada Pass-Through Trust
3.700% due 07/15/2027		$4,050	3,975
Allergan Funding SCS
0.022% (EUR003M + 0.350%) due 06/01/2019 ~	EUR	3,097	3,818
Alliance Data Systems Corp.
4.500% due 03/15/2022		4,272	5,439
Altice Financing S.A.
5.250% due 02/15/2023		8,200	10,442
6.625% due 02/15/2023		$40,105	39,804
7.500% due 05/15/2026		5,000	4,913
Altice France S.A.
5.375% due 05/15/2022	EUR	44,270	55,626
5.625% due 05/15/2024 (o)		14,000	17,518
6.000% due 05/15/2022		$40,250	39,395
6.250% due 05/15/2024		59,734	56,523
7.375% due 05/01/2026		171,961	164,438
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	74,810	89,643
7.750% due 05/15/2022		$42,772	39,831
American Airlines Pass-Through Trust
3.000% due 04/15/2030		24,310	23,021
3.200% due 12/15/2029		9,385	8,997
3.350% due 04/15/2031		8,490	8,255
3.375% due 11/01/2028		6,151	6,028
3.600% due 03/22/2029		253	251
3.650% due 02/15/2029		13,454	13,380
3.650% due 12/15/2029		4,740	4,663
4.000% due 01/15/2027		2,558	2,569
5.250% due 07/31/2022		1,176	1,219
American Woodmark Corp.
4.875% due 03/15/2026		2,352	2,302
Andeavor Logistics LP
3.500% due 12/01/2022		1,732	1,703
4.250% due 12/01/2027		3,110	3,036
Anheuser-Busch InBev Worldwide, Inc.
3.052% due 01/12/2024 ~(c)		7,927	7,980
3.500% due 01/12/2024 (c)		16,376	16,497
4.000% due 04/13/2028 (c)		20,494	20,759
4.375% due 04/15/2038 (c)		19,800	20,212
4.600% due 04/15/2048 (c)		16,269	16,840
4.750% due 04/15/2058 (c)		24,957	25,579
Aramark Services, Inc.
5.000% due 02/01/2028		10,024	9,836
Arrow Electronics, Inc.
3.250% due 09/08/2024		7,329	6,993
AutoNation, Inc.
3.350% due 01/15/2021		1,900	1,899
Baidu, Inc.
3.875% due 09/29/2023		20,700	20,738
4.375% due 03/29/2028		6,600	6,622
Ball Corp.
4.875% due 03/15/2026		12,699	12,764
BAT Capital Corp.
3.222% due 08/15/2024		19,210	18,539

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BC Unlimited Liability Co.
4.250% due 05/15/2024	$40,939	$39,199
Berry Global, Inc.
4.500% due 02/15/2026	12,390	11,755
BMC Software Finance, Inc.
8.125% due 07/15/2021	129,760	130,247
Board of Trustees of The Leland Stanford Junior University
3.647% due 05/01/2048	287,900	290,836
Booking Holdings, Inc.
3.550% due 03/15/2028	8,390	8,130
Boston Scientific Corp.
2.850% due 05/15/2020	3,300	3,280
6.000% due 01/15/2020	1,190	1,249
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)	12,312	12,327
Boyne USA, Inc.
7.250% due 05/01/2025 (c)	257	265
Broadcom Corp.
3.000% due 01/15/2022	54,130	53,147
3.625% due 01/15/2024	3,529	3,475
3.875% due 01/15/2027	20,319	19,780
Caesars Resort Collection LLC
5.250% due 10/15/2025	1,230	1,182
Campbell Soup Co.
2.645% due 03/16/2020 ~	22,860	22,867
2.775% due 03/15/2021 ~	17,780	17,783
3.300% due 03/15/2021	18,320	18,438
3.650% due 03/15/2023	24,420	24,489
3.950% due 03/15/2025	20,900	20,822
4.150% due 03/15/2028	24,420	24,202
4.800% due 03/15/2048	6,800	6,813
Celgene Corp.
2.250% due 08/15/2021	2,280	2,206
Central Nippon Expressway Co. Ltd.
2.369% due 09/10/2018	3,800	3,797
Cequel Communications Holdings LLC
7.500% due 04/01/2028 (c)	23,380	24,023
Charles River Laboratories International, Inc.
5.500% due 04/01/2026 (c)	5,036	5,130
Charter Communications Operating LLC
3.579% due 07/23/2020	8,958	8,987
4.200% due 03/15/2028	21,741	20,838
4.464% due 07/23/2022	25,112	25,685
4.908% due 07/23/2025	32,861	33,613
Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024	100	111
Cheniere Energy Partners LP
5.250% due 10/01/2025	5,221	5,162
Chesapeake Energy Corp.
4.970% (US0003M + 3.250%) due 04/15/2019 ~	5,340	5,327
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	5,814	5,654
CNPC General Capital Ltd.
2.750% due 05/14/2019	4,800	4,789
Community Health Systems, Inc.
5.125% due 08/01/2021	6,982	6,528
6.250% due 03/31/2023	62,922	58,282
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	1,515	1,545
5.500% due 04/29/2022	953	981
7.250% due 05/10/2021	5,671	5,990
7.707% due 10/02/2022 «	1,224	1,313
7.875% due 01/02/2020	82	84
Coty, Inc.
6.500% due 04/15/2026 (c)	14,710	14,820
Crown Americas LLC
4.750% due 02/01/2026	8,743	8,481
CSC Holdings LLC
5.375% due 02/01/2028	9,800	9,281
7.625% due 07/15/2018	18,870	19,242
8.625% due 02/15/2019	2,550	2,666
CSN Resources S.A.
6.500% due 07/21/2020	1,284	1,252
CVS Health Corp.
2.687% due 03/09/2020 ~	21,770	21,858
2.777% due 03/09/2021 ~	6,092	6,140
3.125% due 03/09/2020	35,340	35,425
3.350% due 03/09/2021	30,480	30,662
3.700% due 03/09/2023	93,036	93,425
4.100% due 03/25/2025	56,416	56,851
4.300% due 03/25/2028	74,410	75,017
4.780% due 03/25/2038	16,950	17,205
5.050% due 03/25/2048	27,180	28,641

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CVS Pass-Through Trust
4.163% due 08/11/2036		$6,605	$6,291
5.773% due 01/10/2033		5,589	5,979
5.880% due 01/10/2028		1,354	1,445
7.507% due 01/10/2032		5,094	6,018
DAE Funding LLC
4.000% due 08/01/2020		14,789	14,456
4.500% due 08/01/2022		15,892	15,117
5.000% due 08/01/2024		24,678	23,413
Dell International LLC
4.420% due 06/15/2021		8,080	8,293
5.450% due 06/15/2023		14,400	15,276
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021		3,269	3,467
Diamond Resorts International, Inc.
7.750% due 09/01/2023		75,808	82,737
10.750% due 09/01/2024		2,700	2,946
Discovery Communications LLC
2.500% due 09/20/2024	GBP	4,900	6,761
2.950% due 03/20/2023		$5,591	5,392
3.950% due 03/20/2028		7,365	7,079
DISH DBS Corp.
4.250% due 04/01/2018		985	985
5.125% due 05/01/2020		100	100
7.875% due 09/01/2019		8,845	9,287
DXC Technology Co.
4.750% due 04/15/2027		9,185	9,540
eBay, Inc.
2.600% due 07/15/2022		1,200	1,162
EI Group PLC
6.875% due 02/15/2021	GBP	5,000	7,683
6.875% due 05/09/2025		15,750	24,565
EMC Corp.
1.875% due 06/01/2018		$398	397
2.650% due 06/01/2020		3,350	3,239
Ensco PLC
7.750% due 02/01/2026		1,614	1,485
EQT Corp.
3.078% due 10/01/2020 ~		18,054	18,096
Exela Intermediate LLC
10.000% due 07/15/2023		16,771	17,044
First Quantum Minerals Ltd.
6.500% due 03/01/2024		14,100	13,395
6.875% due 03/01/2026		15,400	14,668
7.000% due 02/15/2021		7,684	7,718
Flex Ltd.
4.625% due 02/15/2020		400	410
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020		152	155
Fresenius U.S. Finance, Inc.
4.250% due 02/01/2021		1,700	1,732
G4S International Finance PLC
1.500% due 01/09/2023	EUR	4,300	5,437
General Electric Co.
5.000% due 01/21/2021 •(k)		$86,593	85,835
General Motors Co.
3.500% due 10/02/2018		4,800	4,807
Greene King Finance PLC
1.556% (BP0003M + 0.950%) due 06/15/2031 ~	GBP	5,682	7,672
5.702% due 12/15/2034		427	568
Harland Clarke Holdings Corp.
8.375% due 08/15/2022		$8,720	8,894
Harvest Operations Corp.
2.330% due 04/14/2021		37,137	35,810
HCA, Inc.
3.750% due 03/15/2019		39,602	39,851
4.250% due 10/15/2019		1,100	1,111
6.500% due 02/15/2020		1,650	1,735
Hologic, Inc.
4.375% due 10/15/2025		4,635	4,484
Hyatt Hotels Corp.
4.850% due 03/15/2026		4,500	4,713
Hyundai Capital America
2.875% due 08/09/2018		5,073	5,073
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(e)		139,810	111,673
9.000% due 03/01/2021 ^(e)		318,951	253,367
9.000% due 09/15/2022 ^(e)(o)		230,980	183,629
10.625% due 03/15/2023 ^(e)		39,220	31,082
11.250% due 03/01/2021 ^(e)		40,041	31,451

6	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (d)	EUR	5,000	$6,427
IHS Markit Ltd.
4.000% due 03/01/2026		$1,377	1,329
Imperial Brands Finance PLC
2.950% due 07/21/2020		3,600	3,576
Ingevity Corp.
4.500% due 02/01/2026		7,010	6,765
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		34,330	27,893
7.250% due 10/15/2020		219,340	203,986
7.500% due 04/01/2021		7,200	6,552
9.750% due 07/15/2025		17,518	16,401
Intelsat Luxembourg S.A.
8.125% due 06/01/2023		3,500	1,698
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		29,024	28,734
IRB Holding Corp.
6.750% due 02/15/2026		4,030	3,960
KazMunayGas National Co. JSC
9.125% due 07/02/2018		100	102
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019		500	499
Kraft Heinz Foods Co.
3.950% due 07/15/2025		18,080	18,019
Live Nation Entertainment, Inc.
5.625% due 03/15/2026		4,006	4,066
Mallinckrodt International Finance S.A.
5.500% due 04/15/2025		16	13
Masco Corp.
5.950% due 03/15/2022		3,178	3,441
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		2,300	2,205
Meredith Corp.
6.875% due 02/01/2026		7,116	7,321
MGM Resorts International
6.625% due 12/15/2021		200	216
6.750% due 10/01/2020		7,650	8,147
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019		3,900	3,891
MPLX LP
3.375% due 03/15/2023		3,101	3,066
4.000% due 03/15/2028		5,838	5,764
4.500% due 04/15/2038		8,448	8,311
NetApp, Inc.
3.300% due 09/29/2024		8,548	8,323
Netflix, Inc.
4.875% due 04/15/2028		4,241	4,083
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021		200	203
Nokia Oyj
4.375% due 06/12/2027		3,031	2,853
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029 (o)		17,140	16,909
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK)
8.000% due 05/31/2019	EUR	367	439
NXP BV
4.125% due 06/15/2020		$1,200	1,221
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/30/2018 (h)(k)		5,635	151
OGX Austria GmbH
8.375% due 04/01/2022 ^(e)		39,820	4
8.500% due 06/01/2018 ^(e)		136,860	3
OI European Group BV
4.000% due 03/15/2023		4,703	4,491
Oil India Ltd.
3.875% due 04/17/2019		2,500	2,517
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018		3,200	3,206
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		25,605	24,389
4.500% due 03/15/2023		26,140	24,833
5.250% due 08/15/2022		50,518	49,682
5.500% due 02/15/2024		21,444	20,854
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		17,110	4,772
5.500% due 04/12/2037 ^(e)		28,170	8,240
6.000% due 05/16/2024 ^(e)		56,263	15,613
6.000% due 11/15/2026 ^(e)(o)		30,591	8,413

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Petroleos Mexicanos
6.500% due 03/13/2027		$31,090	$33,243
6.750% due 09/21/2047		18,490	18,756
PetSmart, Inc.
5.875% due 06/01/2025		13,653	9,933
Pioneer Natural Resources Co.
6.875% due 05/01/2018		1,300	1,304
Pisces Midco, Inc.
8.000% due 04/15/2026 (c)		36,816	36,816
Pitney Bowes, Inc.
4.700% due 04/01/2023		5,504	5,201
Ply Gem Industries, Inc.
6.500% due 02/01/2022		2,000	2,063
ProGroup AG
3.000% due 03/31/2026	EUR	2,500	3,058
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 (d)		$4,353	2,122
QUALCOMM, Inc.
2.900% due 05/20/2024		6,288	6,015
Quintiles IMS, Inc.
2.875% due 09/15/2025	EUR	5,900	7,058
3.250% due 03/15/2025		10,400	12,863
QVC, Inc.
4.450% due 02/15/2025		$2,609	2,582
4.850% due 04/01/2024		1,570	1,595
5.450% due 08/15/2034		3,620	3,494
Radiate Holdco LLC
6.875% due 02/15/2023		12,270	11,933
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		388	393
Rockies Express Pipeline LLC
6.000% due 01/15/2019		100	102
Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023		1,412	1,417
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	50,689	90,407
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		$20,000	20,780
5.750% due 05/15/2024		5,500	5,925
5.875% due 06/30/2026		2,500	2,735
Scientific Games International, Inc.
3.375% due 02/15/2026	EUR	3,107	3,719
5.000% due 10/15/2025		$1,857	1,811
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		7,168	7,213
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021		25,550	24,684
2.875% due 09/23/2023		18,900	18,059
3.200% due 09/23/2026		900	840
Spirit Issuer PLC
3.392% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	12,786	17,670
5.472% due 12/28/2034		27,820	40,940
6.582% due 12/28/2027		16,389	23,970
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		$11,699	11,655
4.738% due 03/20/2025		37,300	37,580
5.152% due 03/20/2028		67,500	68,006
SS&C Technologies Holdings, Inc.
5.875% due 07/15/2023		5,570	5,896
Standard Industries, Inc.
4.750% due 01/15/2028		16,312	15,430
Sunoco LP
4.875% due 01/15/2023		11,376	10,992
Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026		8,400	8,197
3.900% due 03/22/2023		9,500	9,549
T-Mobile USA, Inc.
4.750% due 02/01/2028		7,856	7,561
Tech Data Corp.
3.700% due 02/15/2022		3,696	3,672
4.950% due 02/15/2027		4,589	4,596
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020		2,150	2,234
Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028		18,000	17,302
Tencent Holdings Ltd.
2.985% due 01/19/2023		7,500	7,311
3.595% due 01/19/2028		25,700	24,628
Tenet Healthcare Corp.
4.625% due 07/15/2024		34,418	33,213
6.000% due 10/01/2020		2,625	2,723
Teva Pharmaceutical Finance BV
1.500% due 10/25/2018	CHF	3,305	3,480
3.650% due 11/10/2021		$3,910	3,682

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Teva Pharmaceutical Finance Netherlands BV
0.125% due 07/27/2018	CHF	5,000	$5,226
0.375% due 07/25/2020	EUR	4,900	5,874
3.250% due 04/15/2022		62,800	77,602
4.500% due 03/01/2025		24,300	30,014
6.000% due 04/15/2024		$47,700	46,362
6.750% due 03/01/2028 (o)		15,900	15,716
Textron, Inc.
2.361% due 11/10/2020 ~		46,740	46,707
Time Warner Cable LLC
6.750% due 07/01/2018		11,385	11,493
Time Warner, Inc.
3.800% due 02/15/2027		10,676	10,334
Times Square Hotel Trust
8.528% due 08/01/2026		1,507	1,737
Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048		5,226	5,070
Tronox, Inc.
6.500% due 04/15/2026 (c)		12,254	12,285
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		937	1,047
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	14,815	23,151
6.542% due 03/30/2021		6,824	10,102
United Airlines Pass-Through Trust
3.100% due 01/07/2030		$8,013	7,743
4.000% due 10/11/2027		4,388	4,443
United Group BV
4.375% due 07/01/2022	EUR	10,800	13,553
4.875% due 07/01/2024		11,820	14,799
Universal Health Services, Inc.
3.750% due 08/01/2019		$100	101
Univision Communications, Inc.
5.125% due 02/15/2025		23,876	22,324
UPCB Finance Ltd.
3.625% due 06/15/2029 (o)	EUR	27,770	33,286
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023		9,200	10,049
5.375% due 03/15/2020		$200	202
5.500% due 11/01/2025		2,500	2,443
6.500% due 03/15/2022		11,464	11,880
7.000% due 03/15/2024		21,816	22,825
9.250% due 04/01/2026		20,050	20,025
Viking Cruises Ltd.
5.875% due 09/15/2027		6,000	5,700
Virgin Australia Pass-Through Trust
5.000% due 04/23/2025		1,568	1,611
6.000% due 04/23/2022		267	272
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	9,080	12,598
VMware, Inc.
2.300% due 08/21/2020		$12,790	12,445
2.950% due 08/21/2022		10,870	10,425
3.900% due 08/21/2027		9,090	8,616
VOC Escrow Ltd.
5.000% due 02/15/2028		14,374	13,727
Volkswagen Group of America Finance LLC
2.374% (US0003M + 0.470%) due 05/22/2018 ~		1,300	1,300
Wesleyan University
4.781% due 07/01/2116		10,045	10,214
Western Digital Corp.
4.750% due 02/15/2026		48,646	48,630
Westmoreland Coal Co.
8.750% due 01/01/2022		10,295	3,655
Wind Tre SpA
2.625% due 01/20/2023	EUR	31,500	35,033
2.750% due 01/20/2024 ~		19,100	21,729
3.125% due 01/20/2025 (o)		15,450	16,802
5.000% due 01/20/2026		$12,800	10,941
Wyndham Hotels & Resorts, Inc.
5.375% due 04/15/2026 (c)		5,902	5,902
Wyndham Worldwide Corp.
4.150% due 04/01/2024		4,311	4,304
4.500% due 04/01/2027		4,881	4,854
5.625% due 03/01/2021		1,000	1,049
Wynn Macau Ltd.
4.875% due 10/01/2024		6,300	6,158
5.500% due 10/01/2027		9,000	8,843
Yellowstone Energy LP
5.750% due 12/31/2026 «		5,038	5,275

			5,283,332

See Accompanying Notes	7

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
UTILITIES 2.3%
AT&T, Inc.
2.672% (US0003M + 0.950%) due 07/15/2021 ~		$130,526	$131,969
2.850% due 02/14/2023		30,648	30,814
3.150% due 09/04/2036	EUR	12,000	15,037
3.400% due 08/14/2024		$61,042	61,407
3.900% due 08/14/2027		55,308	55,758
4.350% due 06/15/2045		750	687
4.750% due 05/15/2046		100	97
4.900% due 08/14/2037		54,330	54,899
5.150% due 02/14/2050		88,675	89,762
5.300% due 08/14/2058		24,338	24,598
5.650% due 02/15/2047		1,508	1,637
Calpine Corp.
5.250% due 06/01/2026		2,798	2,711
E.ON International Finance BV
5.800% due 04/30/2018		5,000	5,011
Enable Midstream Partners LP
2.400% due 05/15/2019		1,250	1,237
Frontier Communications Corp.
8.500% due 04/01/2026		17,350	16,873
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		94,710	94,430
6.000% due 11/27/2023		258,580	277,553
Gazprom OAO Via Gaz Capital S.A.
4.250% due 04/06/2024	GBP	4,500	6,571
4.950% due 07/19/2022		$3,000	3,067
4.950% due 02/06/2028		15,900	15,810
5.999% due 01/23/2021		98,967	104,076
6.510% due 03/07/2022		46,640	50,270
7.288% due 08/16/2037 (o)		30,560	36,126
8.146% due 04/11/2018		28,050	28,104
8.625% due 04/28/2034 (o)		29,460	38,216
8.625% due 04/28/2034		111,630	144,808
9.250% due 04/23/2019		196,077	207,933
Majapahit Holding BV
7.750% due 01/20/2020		300	323
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		6,411	6,282
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (d)		10,262	5,259
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		2,337	2,261
Petrobras Global Finance BV
5.299% due 01/27/2025		12,320	12,181
5.875% due 03/07/2022	EUR	8,400	11,809
5.999% due 01/27/2028		$338,125	335,166
6.125% due 01/17/2022		67,784	72,597
6.250% due 12/14/2026	GBP	5,700	8,577
6.625% due 01/16/2034		8,700	13,018
6.750% due 01/27/2041		$41,723	40,784
6.850% due 06/05/2115		41,727	39,641
7.375% due 01/17/2027		133,814	145,121
8.750% due 05/23/2026		35,692	41,984
Plains All American Pipeline LP
2.600% due 12/15/2019		4,800	4,739
Rio Oil Finance Trust
9.750% due 01/06/2027		27,433	29,985
Sprint Capital Corp.
6.900% due 05/01/2019		56,492	58,328
Sprint Communications, Inc.
7.000% due 08/15/2020		42,035	43,821
9.000% due 11/15/2018		12,140	12,535
Sprint Corp.
7.250% due 09/15/2021		15,147	15,696
7.625% due 03/01/2026		99,270	97,161
Tenaska Alabama Partners LP
7.000% due 06/30/2021		504	520
Transocean Phoenix 2 Ltd
7.750% due 10/15/2024		4,775	5,092
Transocean Proteus Ltd.
6.250% due 12/01/2024		4,230	4,320
Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	9,500	11,703
3.375% due 10/27/2036	GBP	8,970	12,557
5.250% due 03/16/2037		$41,050	44,331

			2,575,252

Total Corporate Bonds & Notes (Cost $19,339,708)			20,127,860

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Caesars Entertainment Corp.
5.000% due 10/01/2024	$22,470	$39,281

Total Convertible Bonds & Notes (Cost $41,933)		39,281

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	4,500	6,750

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044	5,735	5,783
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	15,580	17,299
7.750% due 01/01/2042	27,720	30,215
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	9,735	10,508
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	21,905	22,819
6.725% due 04/01/2035	6,975	7,322
7.350% due 07/01/2035	14,630	15,992
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	39,345	36,942

		146,880

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	130	132

MISSOURI 0.0%
Missouri Higher Education Loan Authority Revenue Bonds, (AMBAC Insured), Series 1996
1.829% due 08/15/2025	21,450	20,338
Missouri Higher Education Loan Authority Revenue Bonds, (AMBAC Insured), Series 2006
5.043% due 06/01/2046	14,375	13,597

		33,935

NEW YORK 0.0%
Westchester Tobacco Asset Securitization, New York Revenue Notes, Series 2016
2.625% due 06/01/2018	1,395	1,396

PUERTO RICO 0.1%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.000% due 07/01/2028 ^(e)	1,005	452
5.250% due 07/01/2037 ^(e)	5,635	2,536
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(e)	1,775	799
5.900% due 07/01/2028 ^(e)	7,215	3,211
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(e)	4,350	1,957
6.000% due 07/01/2039 ^(e)	4,805	2,162
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(e)	9,445	4,109
5.750% due 07/01/2041 ^(e)	8,200	3,567
6.500% due 07/01/2040 ^(e)	1,640	713
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(e)	22,065	9,378
5.500% due 07/01/2039 ^(e)	29,150	12,680
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014
8.000% due 07/01/2035 ^(e)	2,665	1,139

		42,703

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	$350	$360

Total Municipal Bonds & Notes (Cost $213,505)		232,156

U.S. GOVERNMENT AGENCIES 20.2%
Fannie Mae
0.685% due 02/25/2022 ~(a)	228,860	4,804
0.865% due 09/25/2022 ~(a)	93,316	2,733
1.084% due 09/25/2018 ~(a)	33,980	34
1.277% (COF 11 + 0.500%) due 09/25/2022 ~	2	2
1.681% (LIBOR01M + 0.060%) due 12/25/2036 ~	77	76
1.980% (COF 11 + 1.250%) due 03/01/2020 ~	1	1
1.987% (COF 11 + 1.250%) due 03/01/2033 ~	20	20
1.992% (LIBOR01M + 0.120%) due 03/25/2034 ~	18	18
2.003% (COF 11 + 1.250%) due 11/01/2020 ~	8	8
2.022% (LIBOR01M + 0.150%) due 08/25/2034 ~	7	7
2.071% (LIBOR01M + 0.450%) due 07/25/2021 ~	1	1
2.092% (US0001M + 0.220%) due 09/25/2031 ~	2,438	2,387
2.177% due 01/25/2022 ~(a)	40,480	1,799
2.190% (T10Y - 0.650%) due 04/25/2023 ~	2	2
2.208% (LIBOR01M + 0.400%) due 04/18/2028 - 09/18/2031 ~	6	6
2.222% (US0001M + 0.350%) due 03/25/2044 ~	11	11
2.272% (LIBOR01M + 0.400%) due 11/25/2021 - 08/25/2036 ~	31	31
2.401% (12MTA + 1.200%) due 10/01/2044 ~	5	5
2.500% due 04/01/2022 - 08/25/2042	70,629	69,162
2.572% (LIBOR01M + 0.700%) due 08/25/2022 ~	2	2
2.601% (12MTA + 1.400%) due 10/01/2040 ~	39	40
2.672% (LIBOR01M + 0.800%) due 05/25/2022 ~	1	1
2.700% (T7Y - 0.100%) due 03/25/2022 ~	17	17
2.720% (T7Y - 0.050%) due 09/25/2022 ~	1	1
2.722% (LIBOR01M + 0.850%) due 05/25/2018 - 10/25/2020 ~	2	2
2.770% (T7Y) due 01/25/2022 ~	8	8
2.772% (LIBOR01M + 0.900%) due 05/25/2021 - 10/25/2021 ~	8	8
2.807% (H15T1Y + 1.682%) due 07/01/2032 ~	127	130
2.927% (COF 11 + 1.672%) due 01/01/2029 ~	7	7
2.940% (H15T1Y + 2.190%) due 05/01/2024 ~	24	24
2.986% (H15T3Y + 2.055%) due 03/01/2036 ~	11	11
2.997% (H15T1Y + 1.955%) due 06/01/2025 ~	1	1
3.000% due 11/01/2025 - 01/01/2047	378,725	374,509
3.000% due 09/25/2027 - 06/25/2042 (a)	83,031	8,529
3.000% due 02/01/2033 (o)	52,127	52,097
3.050% (US0006M + 1.550%) due 11/01/2033 ~	32	33

8	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.055% (H15T1Y + 2.200%) due 05/01/2024 ~	$54	$55
3.060% (H15T1Y + 1.616%) due 02/01/2034 ~	928	960
3.072% (LIBOR01M + 1.200%) due 01/25/2024 ~	6	6
3.090% (H15T1Y + 1.715%) due 12/01/2035 ~	18	18
3.100% due 01/01/2026	30,000	30,031
3.172% (LIBOR01M + 1.300%) due 11/25/2021 ~	6	7
3.223% (H15T1Y + 2.229%) due 09/01/2033 ~	2	2
3.228% (US0006M + 1.560%) due 08/01/2033 ~	39	40
3.229% (H15BIN6M + 2.000%) due 07/01/2019 ~	2	2
3.245% (H15T1Y + 2.250%) due 04/01/2032 ~	41	43
3.260% (H15T1Y + 2.156%) due 07/01/2032 ~	7	8
3.317% (H15T1Y + 2.138%) due 09/01/2035 ~	9	9
3.355% (H15T1Y + 2.230%) due 08/01/2032 ~	6	6
3.378% (H15T1Y + 2.310%) due 04/01/2028 ~	8	9
3.381% (US0012M + 1.631%) due 10/01/2032 ~	8	8
3.410% (US0012M + 1.660%) due 10/01/2034 ~	136	138
3.419% (US0012M + 1.605%) due 04/01/2033 ~	3	3
3.445% (H15T1Y + 1.695%) due 02/01/2032 ~	8	8
3.454% (H15T1Y + 2.275%) due 04/01/2024 ~	4	4
3.472% (US0012M + 1.722%) due 10/01/2033 ~	1	1
3.495% (US0006M + 1.995%) due 10/01/2035 ~	82	82
3.496% (H15T1Y + 2.215%) due 12/01/2033 ~	13	13
3.500% due 04/01/2022 - 04/01/2048	1,134,459	1,140,899
3.500% (H15T1Y + 2.250%) due 09/01/2024 ~	61	61
3.500% due 10/01/2025 - 03/01/2048 (o)	3,484,863	3,494,993
3.500% (COF 11 + 1.250%) due 08/01/2026 ~	2	2
3.500% (US0012M + 1.750%) due 08/01/2032 ~	5	5
3.500% due 02/25/2043 (a)	15,523	3,223
3.520% (H15T1Y + 2.270%) due 11/01/2029 - 09/01/2031 ~	81	84
3.545% (H15T1Y + 2.170%) due 10/01/2025 ~	12	12
3.590% (H15T1Y + 2.223%) due 03/01/2033 ~	191	197
3.603% (US0012M + 1.853%) due 10/01/2036 ~	4	5
3.714% (H15T3Y + 2.111%) due 09/01/2024 ~	2	2
3.764% (H15T1Y + 2.498%) due 09/01/2030 ~	18	19
3.800% (US0012M + 1.800%) due 01/01/2035 ~	118	119
3.825% (H15T1Y + 2.825%) due 07/01/2036 ~	17	17
3.840% due 08/01/2021	17,990	18,545
3.848% (H15T1Y + 2.598%) due 10/01/2025 ~	1	1
3.875% (H15T1Y + 2.125%) due 07/01/2025 ~	30	30
3.895% (H15T1Y + 2.270%) due 06/01/2032 ~	69	69
3.979% (- 1.0*LIBOR01M + 5.850%) due 03/25/2041 ~(a)	6,408	835
3.993% (COF 11 + 1.250%) due 12/01/2027 ~	5	5
4.000% due 06/01/2019 - 01/01/2048	945,398	972,011
4.000% due 02/01/2042 - 12/01/2047 (o)	5,141,740	5,281,411
4.000% due 12/25/2042 (a)	3,078	541

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.042% (H15T5Y + 2.189%) due 04/01/2027 ~	$59	$59
4.045% (H15T1Y + 2.295%) due 03/01/2034 ~	10	10
4.159% (- 1.0*LIBOR01M + 6.030%) due 06/25/2037 ~(a)	1,074	149
4.179% (- 1.0*LIBOR01M + 6.050%) due 03/25/2037 ~(a)	2,131	255
4.199% (- 1.0*LIBOR01M + 6.070%) due 12/25/2036 - 02/25/2037 ~(a)	2,738	316
4.229% (- 1.0*LIBOR01M + 6.100%) due 04/25/2037 ~(a)	1,877	260
4.239% (- 1.0*LIBOR01M + 6.110%) due 04/25/2037 ~(a)	2,741	342
4.279% (- 1.0*LIBOR01M + 6.150%) due 08/25/2035 - 02/25/2043 ~(a)	12,283	1,449
4.375% (US0006M + 2.125%) due 09/01/2024 ~	28	28
4.429% (- 1.0*LIBOR01M + 6.300%) due 01/25/2038 ~(a)	4,347	520
4.479% (- 1.0*LIBOR01M + 6.350%) due 01/25/2040 ~(a)	5,584	713
4.500% due 01/01/2020 - 09/01/2047	74,851	78,398
4.500% due 05/01/2039 (o)	37,612	39,938
4.500% due 12/25/2042 (a)	2,698	505
4.509% (- 1.0*LIBOR01M + 6.380%) due 03/25/2037 ~(a)	5,795	809
4.529% (- 1.0*LIBOR01M + 6.400%) due 05/25/2037 ~(a)	1,734	249
4.539% (- 1.0*LIBOR01M + 6.410%) due 06/25/2037 ~(a)	6,105	948
4.569% (- 1.0*LIBOR01M + 6.440%) due 04/25/2037 ~(a)	37,136	5,382
4.579% (- 1.0*LIBOR01M + 6.450%) due 12/25/2037 - 10/25/2039 ~(a)	8,344	864
4.629% (- 1.0*LIBOR01M + 6.500%) due 02/25/2037 ~(a)	4,294	489
4.679% (- 1.0*LIBOR01M + 6.550%) due 10/25/2036 - 06/25/2040 ~(a)	4,566	654
4.729% (- 1.0*LIBOR01M + 6.600%) due 11/25/2035 ~(a)	1,047	112
4.779% (- 1.0*LIBOR01M + 6.650%) due 11/25/2036 - 04/25/2037 ~(a)	6,789	440
4.829% (- 1.0*LIBOR01M + 6.700%) due 03/25/2036 ~(a)	3,376	426
4.919% (- 1.0*LIBOR01M + 6.790%) due 04/25/2037 ~(a)	3,010	503
4.975% (US0006M + 1.600%) due 09/01/2022 ~	13	13
5.000% due 08/25/2033 - 06/25/2043	92,764	100,514
5.129% (- 1.0*LIBOR01M + 7.000%) due 02/25/2038 ~(a)	12,224	1,668
5.329% (- 1.0*LIBOR01M + 7.200%) due 02/25/2037 ~(a)	981	148
5.500% due 08/01/2023 - 06/01/2048	18,058	19,744
6.000% due 06/25/2029 - 09/01/2040	30,016	33,684
6.257% (- 2.0*LIBOR01M + 10.000%) due 08/25/2043 ~	202	220
6.290% due 02/25/2029 ~	213	220
6.500% due 06/25/2028 - 02/01/2036	225	245
6.850% due 12/18/2027	8	9

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.900% due 05/25/2023	$22	$23
7.000% due 07/25/2022 - 01/25/2048	417	461
7.500% due 07/25/2022 - 06/25/2042	57	64
7.500% due 06/25/2042 ~	26	28
7.592% due 01/17/2040 ~	198	203
8.500% due 06/25/2030	162	191
8.600% due 08/25/2019	9	9
12.178% (- 2.75*LIBOR01M + 17.325%) due 03/25/2038 ~	1,068	1,307
15.697% (- 2.333*T7Y + 22.300%) due 04/25/2023 ~(a)	27	7
Fannie Mae, TBA
2.500% due 05/01/2033 - 04/01/2048	92,000	89,977
3.000% due 03/01/2033 - 05/01/2033	103,050	102,846
3.500% due 05/01/2033 - 06/01/2048	865,400	866,679
Freddie Mac
0.100% due 05/25/2020 (a)	183,575	294
0.542% due 01/25/2021 ~(a)	92,697	1,247
0.698% due 03/25/2020 ~(a)	41,362	430
0.794% due 01/25/2023 ~(a)	180,302	5,558
1.291% due 06/25/2021 ~(a)	55,627	1,724
1.335% due 11/25/2019 ~(a)	115,494	1,901
1.346% due 12/25/2021 ~(a)	103,384	4,206
1.401% due 10/15/2037 ~(a)	15,323	972
1.443% due 01/15/2038 ~(a)	64,148	3,377
1.503% due 03/25/2019 ~(a)	48,921	510
1.547% due 10/25/2018 ~(a)	63,234	342
1.703% due 09/25/2018 ~(a)	29,269	188
1.925% (LIBOR01M + 0.350%) due 10/15/2037 - 01/15/2038 ~	107,605	107,671
1.977% (LIBOR01M + 0.200%) due 03/15/2031 ~	5	5
2.000% (COF 11 + 1.250%) due 01/01/2020 ~	1	1
2.132% (LIBOR01M + 0.260%) due 08/25/2031 ~	16	16
2.175% (COF 11 + 1.250%) due 06/01/2019 ~	4	4
2.500% due 08/01/2027 - 08/01/2046	18,492	18,193
2.601% (12MTA + 1.400%) due 07/25/2044 ~	12	12
2.768% (COF 11 + 2.143%) due 05/01/2019 ~	7	7
2.975% (H15T1Y + 1.975%) due 06/01/2033 ~	7	8
3.000% due 03/15/2027 - 12/15/2042 (a)	63,305	9,983
3.000% due 08/01/2032 - 03/01/2048	1,477,438	1,456,562
3.000% due 01/01/2047 - 01/01/2048 (o)	2,117,785	2,065,770
3.027% (H15T1Y + 2.250%) due 05/01/2037 ~	6	7
3.090% (US0006M + 1.415%) due 02/01/2037 ~	7	7
3.110% (H15T1Y + 1.995%) due 08/01/2034 ~	1	1
3.142% (US0012M + 1.352%) due 05/01/2035 ~	60	62
3.152% (H15T1Y + 2.223%) due 05/01/2033 ~	23	24
3.176% (H15T1Y + 2.215%) due 09/01/2023 ~	5	5
3.210% (H15T1Y + 2.199%) due 03/01/2031 ~	18	19
3.238% (H15T1Y + 2.230%) due 07/01/2033 ~	15	16

See Accompanying Notes	9

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.260% (12MTA + 2.260%) due 07/01/2025 ~	$8	$9
3.272% (H15T1Y + 2.254%) due 04/01/2033 ~	2	2
3.316% (H15T1Y + 2.080%) due 04/01/2036 ~	10	11
3.338% (H15T1Y + 2.170%) due 05/01/2029 ~	24	25
3.356% (H15T1Y + 2.225%) due 09/01/2033 ~	106	112
3.356% (H15T1Y + 2.395%) due 04/01/2036 ~	7	8
3.367% (LIBOR01M + 1.590%) due 10/15/2023 ~	174	180
3.375% (H15T1Y + 2.250%) due 09/01/2032 ~	30	31
3.390% (H15T1Y + 1.975%) due 02/01/2033 ~	2	2
3.397% (H15T1Y + 2.196%) due 08/01/2024 ~	2	2
3.406% (H15T1Y + 2.248%) due 01/01/2035 ~	102	107
3.415% (US0012M + 1.640%) due 06/01/2037 ~	2	2
3.428% (H15T1Y + 2.391%) due 11/01/2029 ~	152	159
3.443% due 01/25/2019 ~(a)	6,161	20
3.443% (- 1.0*LIBOR01M + 5.220%) due 03/15/2036 ~(a)	2,258	136
3.448% (H15T1Y + 2.234%) due 07/01/2034 ~	78	82
3.450% (US0012M + 1.700%) due 09/01/2036 ~	1	1
3.474% (H15T1Y + 2.224%) due 10/01/2032 ~	33	34
3.480% (H15T1Y + 2.230%) due 09/01/2031 ~	149	151
3.488% (H15T1Y + 2.238%) due 09/01/2034 ~	36	37
3.489% (H15T1Y + 2.250%) due 11/01/2031 ~	34	36
3.499% (H15T3Y + 2.210%) due 03/01/2025 ~	15	15
3.500% due 08/15/2042 - 04/01/2048	257,934	258,654
3.500% due 12/15/2042 (a)	13,785	2,704
3.500% due 02/01/2048 - 03/01/2048 (o)	843,197	845,395
3.508% (US0012M + 1.758%) due 09/01/2037 ~	3	3
3.511% (H15T1Y + 2.225%) due 01/01/2033 ~	10	10
3.532% (H15T1Y + 2.250%) due 12/01/2034 ~	14	14
3.544% (H15T1Y + 2.395%) due 03/01/2032 ~	221	228
3.555% (US0012M + 1.805%) due 09/01/2037 ~	4	4
3.567% (US0012M + 1.794%) due 01/01/2035 ~	48	51
3.582% (H15T1Y + 2.404%) due 08/01/2036 ~	1	1
3.590% (H15T1Y + 2.466%) due 09/01/2024 ~	12	12
3.598% (H15T1Y + 2.223%) due 01/01/2033 ~	3	3
3.613% (H15T1Y + 2.285%) due 09/01/2033 ~	4	4
3.615% due 06/25/2041 ~(a)	3,500	346
3.617% (US0012M + 1.867%) due 08/01/2037 ~	1	1
3.620% (US0012M + 1.870%) due 09/01/2037 - 12/01/2037 ~	5	5
3.625% (US0006M + 2.125%) due 10/01/2024 ~	25	25
3.718% (US0012M + 1.968%) due 09/01/2037 ~	2	2
3.723% (US0012M + 1.973%) due 12/01/2033 ~	96	101
3.780% (US0012M + 1.993%) due 07/01/2033 ~	20	22
3.842% (H15T1Y + 2.390%) due 02/01/2036 ~	6	6
4.000% due 04/15/2019 - 08/01/2044	18,921	19,754
4.032% (US0006M + 2.301%) due 08/01/2035 ~	12	12

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.133% (H15T1Y + 2.835%) due 11/01/2035 ~	$98	$105
4.173% (- 1.0*LIBOR01M + 5.950%) due 11/15/2037 ~(a)	11,615	1,136
4.273% (- 1.0*LIBOR01M + 6.050%) due 08/15/2037 ~(a)	1,612	207
4.423% (- 1.0*LIBOR01M + 6.200%) due 06/15/2038 - 01/15/2042 ~(a)	10,378	1,538
4.500% due 11/15/2040	27,918	29,841
4.663% (- 1.0*LIBOR01M + 6.440%) due 03/15/2037 ~(a)	7,802	1,109
4.673% (- 1.0*LIBOR01M + 6.450%) due 03/15/2037 - 06/15/2039 ~(a)	3,535	543
4.766% (- 1.75*LIBOR01M + 7.875%) due 12/15/2042 ~	4,057	3,810
4.773% (- 1.0*LIBOR01M + 6.550%) due 09/15/2036 ~(a)	3,528	471
4.793% (- 1.0*LIBOR01M + 6.570%) due 09/15/2036 ~(a)	1,999	277
4.873% (- 1.0*LIBOR01M + 6.650%) due 04/15/2036 - 05/15/2036 ~(a)	12,437	2,058
4.923% (- 1.0*LIBOR01M + 6.700%) due 04/15/2026 ~(a)	1,436	114
4.973% (- 1.0*LIBOR01M + 6.750%) due 01/15/2037 ~(a)	1,211	185
5.000% due 02/15/2024 - 05/15/2038	7,621	7,980
5.323% (- 1.0*LIBOR01M + 7.100%) due 06/15/2032 ~(a)	373	3
5.373% (- 1.0*LIBOR01M + 7.150%) due 08/15/2036 ~(a)	3,375	507
5.423% (- 1.0*LIBOR01M + 7.200%) due 07/15/2034 ~(a)	4,295	438
5.500% due 08/15/2036 - 06/15/2041	49,186	53,260
5.625% due 07/01/2037 - 10/01/2037	514	561
6.000% due 08/15/2018 - 02/15/2032	2,598	2,920
6.347% (- 2.0*LIBOR01M + 9.900%) due 01/15/2041 ~	1,479	1,562
6.500% due 11/15/2021 - 04/15/2029	258	286
6.677% (- 1.6*LIBOR01M + 9.520%) due 11/15/2043 ~	36,700	39,383
6.750% due 01/15/2024	6	6
6.837% (- 1.6*LIBOR01M + 9.680%) due 08/15/2044 ~	18,743	19,321
7.000% due 05/15/2021 - 09/01/2047	584	637
7.200% (- 1.0*T3M + 8.900%) due 05/15/2023 ~	8	9
7.250% due 09/15/2030	30	35
7.307% (- 2.0*LIBOR01M + 10.860%) due 02/15/2040 ~	605	696
7.500% due 11/15/2021 - 09/15/2030	227	257
8.500% due 06/15/2031	93	105
9.000% due 09/15/2020 - 02/15/2021	6	6
12.434% (- 2.5*LIBOR01M + 16.875%) due 09/15/2034 ~	1,206	1,255
12.547% (- 2.0*LIBOR01M + 16.100%) due 12/15/2031 - 02/15/2032 ~	1,248	1,582
15.576% (- 2.463*LIBOR01M + 19.953%) due 02/15/2024 ~	24	29
15.791% (- 2.6*LIBOR01M + 20.410%) due 11/15/2023 ~	28	34
16.274% (- 3.048*T10Y + 25.143%) due 02/15/2024 ~	9	12
16.311% (- 2.6*LIBOR01M + 20.930%) due 10/15/2031 ~	36	42

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Ginnie Mae
0.464% due 08/16/2048 ~(a)	$17,291	$395
0.737% due 10/16/2053 ~(a)	5,705	154
0.884% due 11/16/2043 ~(a)	48,400	1,490
0.982% due 03/16/2051 ~(a)	1,207	16
1.975% (US0001M + 0.400%) due 10/20/2062 ~	9,425	9,422
2.045% (US0001M + 0.470%) due 03/20/2063 ~	1,327	1,329
2.225% (US0001M + 0.650%) due 07/20/2063 ~	16,902	16,971
2.325% (US0001M + 0.750%) due 11/20/2065 - 08/20/2066 ~	58,653	59,286
2.345% (US0001M + 0.770%) due 10/20/2066 ~	20,305	20,550
2.355% (US0001M + 0.780%) due 09/20/2066 ~	10,417	10,543
2.375% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2035 ~	138	143
2.375% (US0001M + 0.800%) due 05/20/2066 - 09/20/2066 ~	134,341	136,084
2.405% (US0001M + 0.830%) due 08/20/2066 ~	16,849	17,097
2.412% (US0001M + 0.850%) due 11/20/2066 ~	24,721	25,132
2.425% (US0001M + 0.850%) due 04/20/2066 ~	18,333	18,619
2.550% (US0012M + 0.750%) due 04/20/2067 ~	49,550	51,139
2.575% (US0001M + 1.000%) due 03/20/2066 - 01/20/2067 ~	47,453	48,517
2.625% (H15T1Y + 1.500%) due 06/20/2022 - 06/20/2032 ~	135	138
2.725% (US0001M + 1.150%) due 03/20/2066 ~	10,840	11,148
2.750% (H15T1Y + 1.500%) due 08/20/2027 - 10/20/2029 ~	46	46
3.000% due 01/20/2042 - 03/20/2048	482,973	475,812
3.000% due 08/20/2046 - 12/20/2047 (o)	1,541,710	1,517,516
3.125% (H15T1Y + 1.500%) due 10/20/2025 - 12/20/2033 ~	78	81
3.250% (H15T1Y + 2.000%) due 08/20/2033 ~	7	7
3.500% due 01/20/2042 - 03/20/2043 (a)	5,127	676
3.500% due 01/20/2045 - 01/20/2048	37,641	38,109
3.500% due 07/20/2047 - 12/20/2047 (o)	2,267,928	2,292,461
4.000% due 06/20/2039 - 09/20/2046	3,339	3,456
4.000% due 03/20/2043 (a)	4,067	659
4.000% due 09/20/2047 (o)	149,136	153,436
4.328% (- 1.0*LIBOR01M + 6.150%) due 03/20/2043 ~(a)	43,259	4,699
5.000% due 07/20/2033	356	382
5.500% due 04/20/2037	91	107
5.625% due 07/20/2037 - 11/20/2037	347	374
6.100% due 06/15/2028 - 03/15/2029	588	654
6.490% due 01/15/2028 - 01/15/2029	620	694
21.798% (- 3.5*LIBOR01M + 28.175%) due 03/20/2031 ~	312	464
Small Business Administration
5.370% due 04/01/2028	411	436
7.190% due 12/01/2019	25	26
7.590% due 01/01/2020	10	10

10	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Vendee Mortgage Trust
6.500% due 09/15/2024	$63	$67

Total U.S. Government Agencies (Cost $22,978,104)		22,711,450

U.S. TREASURY OBLIGATIONS 23.9%
U.S. Treasury Bonds
2.250% due 08/15/2046	4,400	3,782
2.500% due 02/15/2046	1,675	1,521
2.500% due 05/15/2046	4,955	4,496
2.750% due 08/15/2047	4,930	4,702
2.750% due 11/15/2047 (o)	63,826	60,894
2.875% due 08/15/2045 (o)	19,300	18,917
2.875% due 11/15/2046	542,700	531,193
3.125% due 02/15/2043 (o)	73,046	75,166
3.625% due 08/15/2043	486,288	543,442
3.625% due 02/15/2044 (o)	272,200	304,462
3.750% due 11/15/2043	391,610	446,523
4.375% due 05/15/2040	54,000	66,845
4.500% due 08/15/2039	75,300	94,575
6.250% due 05/15/2030	845	1,146
U.S. Treasury Inflation Protected Securities (j)
0.125% due 04/15/2020	34,823	34,685
0.125% due 07/15/2026	19,739	18,961
0.250% due 01/15/2025	785	767
0.375% due 01/15/2027	23,196	22,593
0.625% due 07/15/2021	318,029	321,828
0.625% due 01/15/2026	10,859	10,852
0.625% due 02/15/2043	4,851	4,568
0.750% due 02/15/2042	87,975	85,572
0.875% due 02/15/2047	2,772	2,748
1.375% due 02/15/2044	79,274	88,039
2.000% due 01/15/2026	12,156	13,416
2.375% due 01/15/2025	1,118,704	1,252,164
2.500% due 01/15/2029	21,620	25,595
U.S. Treasury Notes
1.125% due 08/31/2021 (o)(q)(s)	98,000	93,727
1.125% due 09/30/2021 (o)(q)	726,690	694,069
1.375% due 03/31/2020 (q)(s)	6,790	6,668
1.375% due 10/31/2020 (q)(s)	336,100	327,770
1.375% due 04/30/2021 (o)(q)(s)	248,900	241,262
1.375% due 08/31/2023 (s)	519,771	487,607
1.375% due 09/30/2023 (o)(s)	98,300	92,078
1.500% due 01/31/2022 (q)	6,800	6,553
1.500% due 08/15/2026 (o)(s)	51,100	46,353
1.625% due 02/15/2026 (o)(s)	69,407	64,002
1.750% due 12/31/2020 (q)	765,400	752,671
1.750% due 11/30/2021 (q)	731,000	712,339
1.750% due 03/31/2022 (q)(s)	104,100	101,148
1.750% due 09/30/2022 (q)(s)	33,900	32,763
1.750% due 05/15/2023	871,930	837,105
1.875% due 01/31/2022 (q)(s)	289,000	282,427
1.875% due 02/28/2022 (o)(q)	1,215,400	1,186,896
1.875% due 04/30/2022 (q)(s)	19,200	18,723
1.875% due 08/31/2022 (o)(q)	382,200	371,686
2.000% due 08/31/2021 (q)	423,655	417,273
2.000% due 10/31/2021 (o)(q)	785,300	772,618
2.000% due 11/30/2022	225,000	219,581
2.000% due 04/30/2024 (o)	539,060	519,197
2.000% due 06/30/2024 (o)(s)	165,100	158,817
2.000% due 02/15/2025	334,228	319,677
2.000% due 11/15/2026	620,140	584,570
2.125% due 08/31/2020 (q)(s)	76,900	76,492

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.125% due 06/30/2021 (o)(q)(s)	$176,400	$174,664
2.125% due 08/15/2021 (q)	553,900	547,850
2.125% due 09/30/2021 (q)	509,800	503,939
2.125% due 12/31/2021 (o)(q)	562,600	555,509
2.125% due 06/30/2022 (q)	317,000	311,926
2.125% due 12/31/2022	760,500	745,685
2.125% due 02/29/2024 (o)	1,925,600	1,871,036
2.125% due 03/31/2024	367,100	356,429
2.125% due 07/31/2024 (o)(s)	155,800	150,886
2.125% due 05/15/2025	299,015	287,842
2.250% due 07/31/2021 (o)(q)	771,940	767,053
2.250% due 12/31/2023 (o)	2,874,110	2,815,792
2.250% due 01/31/2024	414,170	405,503
2.250% due 11/15/2024 (o)(s)	965	939
2.250% due 11/15/2025	268,470	259,744
2.250% due 02/15/2027 (o)	521,800	501,245
2.250% due 08/15/2027 (o)	408,560	391,513
2.375% due 08/15/2024	519,235	510,278
2.375% due 05/15/2027 (o)	501,090	485,893
2.750% due 11/15/2023 (o)	1,556,900	1,567,620
2.750% due 02/15/2024 (o)(s)	195,230	196,423
2.750% due 02/28/2024	400	401

Total U.S. Treasury Obligations (Cost $27,743,134)		26,871,694

NON-AGENCY MORTGAGE-BACKED SECURITIES 17.7%
Adjustable Rate Mortgage Trust
2.052% (US0001M + 0.180%) due 08/25/2036 ~	204	145
2.082% (US0001M + 0.210%) due 06/25/2037 ~	749	728
2.372% (US0001M + 0.500%) due 10/25/2035 ~	152	151
2.372% (US0001M + 0.500%) due 03/25/2036 ~	1,114	589
2.412% (US0001M + 0.540%) due 11/25/2035 ~	6,088	5,802
2.412% (US0001M + 0.540%) due 01/25/2036 ~	1,186	1,132
3.022% (US0001M + 1.150%) due 01/25/2035 ~	9,718	8,320
3.461% due 01/25/2036 ^~	314	303
3.494% due 08/25/2036 ~	6,249	3,646
3.501% due 11/25/2035 ^~	856	740
3.544% due 02/25/2036 ~	2,719	2,503
3.592% due 11/25/2035 ^~	253	246
3.593% due 05/25/2035 ~	7,272	7,296
3.639% due 09/25/2035 ~	2,088	1,995
3.682% due 01/25/2036 ~	1,994	1,885
3.723% due 11/25/2035 ^~	2,098	1,969
3.729% due 01/25/2036 ^~	10,249	9,534
3.754% due 07/25/2035 ~	3,186	3,084
3.897% due 03/25/2036 ~	21,559	15,766
American General Mortgage Loan Trust
0.000% due 09/25/2048 «(h)	424,687	432,075
American Home Mortgage Assets Trust
2.062% (US0001M + 0.190%) due 05/25/2046 ^~	15,063	12,732
2.062% (US0001M + 0.190%) due 12/25/2046 ^~	40,675	34,420
2.062% (US0001M + 0.190%) due 06/25/2047 ^~	184	150
2.082% (US0001M + 0.210%) due 10/25/2046 ~	320	234
2.203% (12MTA + 0.920%) due 11/25/2046 ~	123,185	69,440
6.250% due 06/25/2037	11,952	10,627
American Home Mortgage Investment Trust
2.172% (US0001M + 0.300%) due 11/25/2045 ~	401	365
2.172% (LIBOR01M + 0.300%) due 05/25/2047 ~	5,600	1,150
2.192% due 06/25/2046	14,459	6,543
3.466% (US0006M + 1.500%) due 10/25/2034 ~	2,935	2,901
3.706% (US0012M + 1.500%) due 10/25/2034 ~	118	119

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.793% (US0006M + 1.625%) due 09/25/2035 ~		$52,055	$38,026
3.961% (US0006M + 1.750%) due 12/25/2035 ~		356	235
3.961% (US0006M + 1.750%) due 11/25/2045 ^~		43,881	34,670
4.168% (US0006M + 2.000%) due 06/25/2045 ~		228	229
4.211% (US0006M + 2.000%) due 02/25/2045 ~		14,729	15,058
5.408% due 09/25/2035		38,402	31,966
Angel Oak Mortgage Trust LLC
4.500% due 11/25/2045		1,278	1,274
Asti Finance SRL
0.329% (EUR006M + 0.600%) due 05/27/2050 ~	EUR	6,514	8,033
AyT Hipotecario FTA
0.000% due 03/18/2035 •		910	1,118
AyT Hipotecario Mixto FTA
0.000% due 09/15/2035 •		805	991
BAMLL Commercial Mortgage Securities Trust
1.116% due 07/05/2043 ~(a)		$4,219	233
3.418% due 07/05/2043		4,588	4,590
Banc of America Alternative Loan Trust
2.272% (US0001M + 0.400%) due 05/25/2035 ^~		1,021	864
2.272% (US0001M + 0.400%) due 06/25/2046 ^~		68	55
5.500% due 07/25/2020 ^		29	27
5.500% due 10/25/2033		8,380	8,574
5.500% due 12/25/2035 ^		170	165
5.792% due 11/25/2021 ^~		426	403
6.000% due 03/25/2021 ^		22	20
6.000% due 06/25/2034		10,117	10,626
6.000% due 07/25/2034		9,876	10,401
6.000% due 11/25/2034		39	41
6.000% due 12/25/2034		42	44
6.000% due 07/25/2035 ^		8,383	8,383
6.000% due 08/25/2035		8,929	8,963
6.000% due 08/25/2035 ^		1,382	1,326
6.000% due 01/25/2036 ^		22,258	21,517
6.000% due 03/25/2036 ^		4,279	4,232
6.000% due 06/25/2046 ^		288	268
6.000% due 07/25/2046 ^		830	753
Banc of America Funding Trust
1.982% (US0001M + 0.160%) due 02/20/2047 ~		8,889	8,627
2.032% due 05/26/2037 ~		35,805	24,644
2.102% (US0001M + 0.280%) due 05/20/2036 ~		97,554	52,392
2.112% (US0001M + 0.290%) due 07/20/2036 ~		2,623	2,641
2.132% (US0001M + 0.310%) due 09/20/2035 ^~		6,225	4,580
2.152% (US0001M + 0.280%) due 07/25/2037 ~		23,430	22,567
2.162% (US0001M + 0.290%) due 07/25/2037 ~		20,001	19,224
2.207% (COF 11 + 1.430%) due 06/20/2035 ^~		958	696
2.372% (US0001M + 0.500%) due 07/25/2036 ^~		58	47
3.203% due 12/20/2034 ~		382	320
3.608% due 05/25/2035 ~		46	43
3.639% due 09/20/2035 ~		34	33
3.639% due 03/20/2036 ~		574	549
3.683% due 09/20/2035 ^~		480	434

See Accompanying Notes	11

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.685% due 03/20/2035 ~		$302	$306
3.694% due 10/20/2046 ^~		368	294
3.708% due 11/20/2035 ~		5,076	4,310
3.716% due 05/20/2036 ^~		302	292
3.723% due 09/20/2046 ^~		2,312	2,108
3.745% due 04/20/2035 ~		330	295
3.775% due 03/20/2036 ~		83	78
3.776% due 07/20/2036 ~		7,719	7,666
3.781% due 05/20/2034 ~		703	703
4.028% due 01/20/2047 ^~		217	209
5.500% due 09/25/2034		69	70
5.500% due 01/26/2036		7,787	7,664
5.500% due 01/26/2036 ~		2,938	2,906
5.500% due 03/25/2036 ^		151	146
5.888% due 04/25/2037 ^		531	497
6.000% due 09/25/2036 ^		3,645	3,426
6.000% due 08/25/2037 ^		9,439	9,048
6.000% due 10/26/2037 ~		13,476	12,752
Banc of America Mortgage Trust
3.389% due 12/25/2034 ~		128	129
3.581% due 09/25/2035 ^~		842	823
3.596% due 09/25/2034 ~		2,655	2,633
3.603% due 10/25/2035 ^~		37	36
3.621% due 12/25/2033 ~		118	118
3.621% due 11/25/2035 ^~		414	391
3.641% due 05/25/2035 ^~		9,314	9,272
3.680% due 05/25/2034 ~		524	530
3.685% due 11/25/2035 ^~		286	269
3.691% due 02/25/2036 ^~		4,051	3,804
3.692% due 02/25/2035 ~		432	428
3.699% due 12/25/2033 ~		63	63
3.700% due 07/25/2035 ^~		1,120	1,055
3.705% due 01/25/2034 ~		274	275
3.724% due 08/25/2034 ~		337	339
3.753% due 09/25/2033 ~		3,118	3,098
3.763% due 09/25/2035 ~		67	66
3.772% due 07/25/2034 ~		24	24
3.778% due 06/25/2035 ~		444	422
3.793% due 05/25/2033 ~		24	24
3.797% due 11/20/2046 ^~		56	55
3.818% due 01/25/2036 ^~		282	267
3.829% due 04/25/2034 ~		31	32
3.837% due 04/25/2035 ^~		658	624
3.908% due 03/25/2035 ~		2,472	2,423
3.910% due 02/25/2035 ~		266	264
3.927% due 05/25/2033 ~		3	3
3.939% due 11/25/2034 ~		66	68
3.996% due 03/25/2034 ~		4	4
4.053% due 04/25/2033 ~		114	115
4.220% due 07/20/2032 ~		22	23
4.328% due 03/25/2033 ~		213	213
5.500% due 09/25/2035 ^		286	276
5.500% due 09/25/2035		1,429	1,379
6.000% due 09/25/2037 ^		364	354
6.000% (US0001M + 6.000%) due 07/25/2046 ~		6,979	6,684
6.500% due 10/25/2031		26	28
Bancorp Commercial Mortgage Trust
2.590% due 08/15/2032 ~		13,106	13,124
2.940% due 08/15/2032 ~		7,000	7,014
3.340% due 08/15/2032 ~		4,762	4,780
Bank 2018
0.333% due 02/15/2061 ~(a)		215,517	6,799
Bankinter Fondo de Titulizacion de Activos
0.000% due 12/15/2040 •	EUR	3,421	4,201
Bayview Commercial Asset Trust
2.152% (LIBOR01M + 0.280%) due 01/25/2037 ~		$94	87
BCAP LLC
2.577% (US0001M + 0.240%) due 11/26/2036 ~		6,893	3,119
BCAP LLC Trust
1.741% due 08/26/2036 ~		18,972	15,920
1.781% due 06/26/2036 ~		13,687	13,021
1.790% due 07/26/2036 ~		363	288
1.791% (US0001M + 0.170%) due 02/26/2037 ~		7,369	7,164
1.901% (LIBOR01M + 0.280%) due 05/26/2037 ~		13,129	12,513
1.941% (US0001M + 0.320%) due 05/26/2037 ~		20,558	17,187
1.981% due 03/26/2035 ~		2,309	2,088
1.986% due 11/27/2047 ~		56,938	47,855

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.042% (US0001M + 0.170%) due 01/25/2037 ^~	$680	$647
2.092% (US0001M + 0.220%) due 05/25/2047 ^~	7,755	7,110
3.110% due 11/27/2037 ~	4,254	4,286
3.113% due 06/26/2037 ~	16,831	15,830
3.351% due 05/26/2036 ~	425	419
3.500% due 09/26/2035 ~	43	37
3.512% due 02/26/2036 ~	4,876	4,082
3.517% due 10/26/2035 ~	6,293	4,919
3.546% due 03/26/2035 ~	68	60
3.555% due 12/20/2035 ~	16,524	11,343
3.629% due 10/26/2033 ~	19	16
3.639% due 11/26/2035 ~	1,515	1,462
3.642% due 02/26/2036 ~	67	62
3.757% due 10/26/2035 ~	12,610	12,701
3.765% due 05/26/2047 ~	12,789	11,097
3.793% due 06/26/2035 ~	135	122
4.495% due 01/26/2036 ~	3,583	2,672
5.250% due 02/26/2036 ~	1,412	1,160
5.250% due 04/26/2037	3,232	2,775
5.750% due 04/25/2037	8,343	7,089
5.998% due 08/26/2037 ~	14,760	13,274
6.000% due 07/26/2036 ~	16,991	13,553
6.086% due 04/26/2037 ~	9,154	7,722
6.221% due 08/26/2022 ~	139	124
6.901% due 12/26/2036 ~	11,385	8,842
BCAP Ltd.
3.113% due 06/27/2037 ~	9,835	8,363
Bear Stearns Adjustable Rate Mortgage Trust
3.450% due 02/25/2036 ^~	222	211
3.456% due 11/25/2034 ~	24	23
3.467% due 08/25/2035 ~	26,983	25,871
3.480% due 08/25/2035 ~	991	917
3.523% due 08/25/2047 ^~	2,321	2,272
3.526% due 08/25/2035 ~	10,818	10,950
3.532% due 11/25/2034 ~	1,139	1,117
3.534% due 07/25/2034 ~	337	342
3.544% due 02/25/2036 ^~	1,440	1,425
3.552% due 02/25/2036 ^~	5,918	5,627
3.558% due 01/25/2035 ~	391	387
3.563% due 02/25/2033 ~	5	5
3.577% due 06/25/2047 ^~	8,030	7,928
3.580% due 01/25/2035 ~	1,029	1,043
3.586% due 02/25/2035 ~	2,429	2,462
3.593% due 04/25/2034 ~	1,249	1,240
3.593% due 08/25/2035 ~	2,115	1,965
3.616% due 09/25/2034 ~	3,164	3,181
3.617% due 07/25/2036 ^~	5,070	4,825
3.660% due 03/25/2035 ~	1,094	1,078
3.664% due 08/25/2035 ^~	4,857	4,819
3.670% (H15T1Y + 2.250%) due 02/25/2036 ~	197	198
3.683% due 03/25/2035 ~	440	428
3.687% (US0012M + 1.900%) due 12/25/2046 ~	4,724	4,605
3.765% due 05/25/2047 ^~	774	748
3.773% due 10/25/2033 ~	306	309
3.773% due 05/25/2037 ~	5,105	4,967
3.776% due 08/25/2047 ^~	5,108	5,029
3.791% due 05/25/2034 ~	60	58
3.800% due 10/25/2034 ~	13	13
3.878% due 07/25/2034 ~	1	1
3.920% due 04/25/2034 ~	671	677
3.920% due 01/25/2035 ~	94	95
3.968% due 02/25/2036 ^~	133	130
4.125% due 04/25/2034 ~	13	13
4.231% (US0012M + 1.750%) due 08/25/2035 ^~	20,004	18,976
4.368% due 07/25/2034 ~	138	140
4.442% due 11/25/2034 ~	13	12
Bear Stearns ALT-A Trust
2.032% (US0001M + 0.160%) due 02/25/2034 ~	80	75
2.192% (US0001M + 0.320%) due 08/25/2036 ~	22,966	23,254
2.192% (US0001M + 0.320%) due 11/25/2036 ^~	7,416	7,466
2.192% (US0001M + 0.320%) due 06/25/2046 ^~	19,310	18,931
2.202% due 01/25/2034 ~	59	56
2.312% (US0001M + 0.440%) due 07/25/2035 ~	227	229
2.312% (US0001M + 0.440%) due 04/25/2036 ~	9,855	10,534
2.352% (US0001M + 0.480%) due 02/25/2036 ~	5,023	4,806
2.512% (US0001M + 0.640%) due 04/25/2034 ~	341	342

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.512% (US0001M + 0.640%) due 07/25/2034 ~	$32	$32
2.612% (US0001M + 0.740%) due 11/25/2034 ~	43	43
2.802% (US0001M + 0.930%) due 11/25/2034 ~	17,392	13,271
3.247% due 02/25/2036 ^~	14,312	13,122
3.259% due 04/25/2035 ~	804	752
3.309% due 05/25/2035 ~	2,626	2,538
3.354% due 08/25/2036 ^~	324	265
3.400% due 05/25/2036 ~	19,237	16,151
3.407% due 06/25/2034 ~	1,101	1,111
3.409% due 07/25/2035 ~	59,184	55,250
3.417% due 01/25/2035 ~	166	158
3.427% due 09/25/2035 ^~	1,856	1,526
3.434% due 02/25/2036 ^~	3,148	2,807
3.437% due 02/25/2034 ~	195	200
3.453% due 04/25/2035 ~	1,968	1,958
3.476% due 02/25/2036 ^~	2,562	2,446
3.492% due 09/25/2034 ~	132	130
3.500% due 01/25/2036 ^~	11,204	11,091
3.513% due 01/25/2035 ~	401	335
3.522% (US0001M + 1.650%) due 09/25/2034 ~	6,446	5,269
3.523% due 11/25/2035 ^~	21,827	19,161
3.529% due 04/25/2035 ~	1,641	1,633
3.541% due 11/25/2036 ~	10,911	10,223
3.556% due 08/25/2034 ~	2,292	2,327
3.562% due 11/25/2035 ^~	11,651	9,781
3.571% due 01/25/2036 ~	50,322	49,095
3.589% due 09/25/2035 ~	8,898	7,927
3.597% (US0001M + 1.725%) due 07/25/2034 ~	4,507	4,434
3.637% due 05/25/2036 ^~	13,150	9,827
3.639% due 09/25/2047 ^~	34,412	28,481
3.673% due 10/25/2035 ~	42,274	42,405
3.675% due 09/25/2035 ^~	12,232	10,500
3.688% due 05/25/2035 ~	458	466
3.695% due 01/25/2047 ~	3,653	2,859
3.766% due 03/25/2036 ^~	15,080	13,141
3.795% due 05/25/2036 ^~	42	33
3.858% due 09/25/2034 ~	131	130
3.860% due 08/25/2036 ^~	4,910	3,864
3.930% due 04/25/2035 ~	1,146	1,115
4.002% due 05/25/2036 ~	22,167	16,752
4.674% due 07/25/2035 ^~	18,058	14,996
Bear Stearns Asset-Backed Securities Trust
2.102% (US0001M + 0.230%) due 04/25/2036 ~	18,446	21,576
2.172% (US0001M + 0.300%) due 02/25/2037 ~	23,691	19,851
2.972% (US0001M + 1.100%) due 10/25/2033 ~	144	144
5.500% due 08/25/2035 ~	6,983	6,475
5.750% due 10/25/2033	325	337
6.000% due 06/25/2034	449	454
6.000% due 10/25/2035	10,474	10,177
6.250% due 12/25/2036	17,107	17,184
Bear Stearns Commercial Mortgage Securities Trust
7.000% due 05/20/2030 ~	1,018	1,020
Bear Stearns Deutsche Bank Trust
0.857% due 09/15/2027 ~(a)	69,457	904
Bear Stearns Mortgage Funding Trust
2.042% (US0001M + 0.170%) due 03/25/2037 ~	104,367	94,039
2.052% (US0001M + 0.180%) due 06/25/2037 ~	20,348	19,636
2.072% (US0001M + 0.200%) due 11/25/2036 ^~	41,062	41,180
2.072% (US0001M + 0.200%) due 09/25/2046 ~	27,798	25,449
2.082% (US0001M + 0.210%) due 06/25/2037 ~	113,699	108,956
2.092% (US0001M + 0.220%) due 08/25/2036 ~	23,804	22,841

12	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Bear Stearns Structured Products, Inc. Trust
3.319% due 12/26/2046 ~		$273	$241
3.633% due 01/26/2036 ~		14,690	13,096
7.000% due 07/25/2037 ~		38,724	28,020
Bella Vista Mortgage Trust
2.058% (LIBOR01M + 0.250%) due 05/20/2045 ~		343	253
Berica ABS SRL
0.000% due 12/31/2055 •	EUR	28,066	34,529
Berica Residential MBS SRL
0.000% (EUR006M + 0.200%) due 03/31/2048 ~		16,379	20,121
Britannia Mortgages PLC
1.000% due 12/20/2048 «	GBP	0	52,568
Britannia Mortgages PLC
0.980% due 12/20/2048 «		432,846	607,734
1.000% due 12/20/2048 «(m)		27,053	14,911
3.280% due 12/20/2048 «		81,159	113,951
Business Mortgage Finance PLC
0.051% (EUR003M + 0.380%) due 08/15/2040 ~	EUR	10,404	12,720
BXP Trust
3.379% due 06/13/2039		$33,700	33,447
CFCRE Commercial Mortgage Trust
1.132% due 04/15/2044 ~(a)		19,101	548
1.203% due 11/10/2049 ~(a)		163,222	12,378
Chase Mortgage Finance Trust
3.332% due 01/25/2036 ^~		954	900
3.371% due 12/25/2037 ^~		968	928
3.460% due 12/25/2035 ^~		882	878
3.541% due 09/25/2036 ^~		27	27
3.606% due 07/25/2037 ~		8	8
3.618% due 03/25/2037 ^~		7,237	7,281
3.683% due 02/25/2037 ~		155	151
3.779% due 07/25/2037 ~		84	85
5.500% due 11/25/2035		1,739	1,703
6.000% due 10/25/2036 ^		803	691
6.000% due 12/25/2036		158	134
6.000% due 02/25/2037 ^		2,194	1,784
6.000% due 03/25/2037 ^		1,211	1,033
6.000% due 05/25/2037 ^		15,624	12,529
6.000% due 05/25/2037		2,792	2,282
6.250% due 10/25/2036 ^		7,902	6,643
ChaseFlex Trust
2.152% (US0001M + 0.280%) due 05/25/2037 ~		38,903	37,532
2.172% (US0001M + 0.300%) due 07/25/2037 ~		20,691	19,664
2.212% (US0001M + 0.340%) due 08/25/2037 ~		11,612	11,647
4.374% due 08/25/2037 ^		1,526	1,471
4.705% due 09/25/2036 ~		8,976	8,839
6.300% due 06/25/2036 ~		17,115	15,313
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.052% (US0001M + 0.180%) due 05/25/2036 ~		346	340
2.102% (US0001M + 0.230%) due 05/25/2036 ~		676	669
2.172% (US0001M + 0.300%) due 08/25/2035 ~		109	107
2.300% (US0001M + 0.280%) due 01/25/2035 ~		1,104	1,085
Citicorp Mortgage Securities Trust
5.500% due 10/25/2021		49	49
5.500% due 12/25/2021		5	5
5.500% due 06/25/2037		557	560
5.500% due 07/25/2037		464	456
5.750% due 06/25/2036		242	242
6.000% due 08/25/2036		8,493	8,653
Citigroup Commercial Mortgage Trust
1.550% due 10/10/2049 ~(a)		347,198	31,694
1.977% due 09/10/2031 ~(a)		82,715	683
2.627% due 07/15/2032 ~		29,952	29,982
2.877% due 07/15/2029 ~		12,800	12,813
3.027% due 07/15/2032 ~		9,600	9,610

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.349% due 02/10/2049		$40,000	$39,659
3.368% due 02/10/2049		51,409	51,579
3.627% due 07/15/2032 ~		10,800	10,799
4.277% due 07/15/2032 ~		16,000	16,010
Citigroup Mortgage Loan Trust
0.000% due 09/25/2064 «~		288	281
1.761% (US0001M + 0.140%) due 08/25/2036 ~		29,563	11,353
1.800% (US0001M + 0.210%) due 05/20/2047 ~		15,295	12,075
1.801% (US0001M + 0.180%) due 05/25/2037 ~		28,032	17,028
1.895% due 12/25/2035 ~		8,293	6,364
1.942% (LIBOR01M + 0.070%) due 01/25/2037 ~		397	337
2.122% (US0001M + 0.250%) due 09/25/2036 ~		2,472	2,388
2.414% (US0001M + 0.750%) due 08/25/2035 ~		17,201	15,545
2.822% (US0001M + 0.950%) due 09/25/2037 ~		6,108	4,605
3.081% due 10/25/2046 ~		3,917	3,522
3.128% due 08/25/2035 ~		1,225	1,214
3.352% due 09/25/2037 ~		3,791	3,697
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~		124	125
3.456% due 11/25/2036 ~		7,168	5,468
3.465% due 09/25/2037 ~		5,934	5,574
3.473% due 03/25/2035 ~		8,164	7,096
3.495% due 06/25/2036 ^~		4,622	4,621
3.545% due 08/25/2035 ~		1,172	1,180
3.573% due 07/25/2036 ^~		3,754	3,194
3.588% due 03/25/2037 ^~		2,364	2,146
3.608% due 11/25/2036 ^~		593	573
3.710% (H15T1Y + 2.400%) due 03/25/2036 ^~		854	821
3.740% due 10/25/2035 ^~		62	59
3.742% due 11/25/2036 ^~		12,387	10,853
3.762% due 03/25/2036 ^~		6,985	6,903
3.842% due 09/25/2037 ^~		2,717	2,208
3.866% due 10/25/2035 ^~		4,056	3,337
3.911% due 09/25/2064 ~		156,456	140,095
4.040% due 07/25/2036 ~		9,318	8,225
5.250% due 03/25/2037 ^		4,874	3,808
5.500% due 12/25/2035 ^		66	66
5.750% due 09/25/2021		7,091	6,998
5.750% due 04/25/2047 ^		6,217	5,380
6.000% due 12/25/2036 ~		34,593	34,287
6.000% due 05/25/2037		4,168	3,223
6.250% due 11/25/2037 ~		2,881	2,320
Citigroup Mortgage Loan Trust, Inc.
3.358% due 12/25/2035 ^~		409	307
3.400% due 02/25/2034 ~		34	33
3.752% due 05/25/2035 ~		515	526
3.889% due 03/25/2034 ~		657	662
6.000% due 05/25/2035		8,333	8,755
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.608% due 09/25/2035 ^~		814	719
CitiMortgage Alternative Loan Trust
3.579% (- 1.0*US0001M + 5.450%) due 02/25/2037 ^~(a)		3,723	480
5.500% due 11/25/2021		103	103
5.500% due 04/25/2022 ^		2,553	2,577
5.750% due 12/25/2036 ^		653	613
5.750% due 03/25/2037 ^		1,045	990
6.000% due 07/25/2036 ^		605	587
6.000% due 06/25/2037 ^		7,381	7,212
6.000% due 10/25/2037 ^		4,425	4,189
Clavis Securities PLC
0.000% due 12/15/2031 •	EUR	8,769	10,477
0.776% (BP0003M + 0.170%) due 12/15/2032 ~	GBP	1,059	1,452
CNL Commercial Mortgage Loan Trust
2.277% (LIBOR01M + 0.500%) due 05/15/2031 ~		$867	847
Commercial Mortgage Pass-Through Certificates
3.955% due 02/10/2047		3,400	3,520
Commercial Mortgage Trust
0.151% due 04/10/2047 ~(a)		58,814	610
0.273% due 05/25/2019 ~(a)		851,488	1,545

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.212% due 08/10/2047 ~(a)	$255,012	$12,735
1.478% due 10/10/2049 ~(a)	230,157	19,659
1.921% due 07/10/2046 ~(a)	46,383	1,618
3.140% due 10/10/2036	13,000	12,608
3.318% (LIBOR01M + 1.600%) due 02/13/2032 ~	4,000	4,007
3.546% due 06/10/2047	8,600	8,741
3.550% due 02/10/2049	22,000	22,436
Core Industrial Trust
3.040% due 02/10/2034	47,820	47,847
Countrywide Alternative Loan Resecuritization Trust
4.508% due 08/25/2037 ^~	1,484	1,119
6.000% due 11/25/2034	2,073	2,148
6.000% due 05/25/2036 ^	104	87
6.000% due 08/25/2037 ^~	1,373	1,105
Countrywide Alternative Loan Trust
1.992% (US0001M + 0.120%) due 06/25/2036 ~	2,094	1,914
1.992% (US0001M + 0.120%) due 11/25/2036 ~	16,625	15,871
2.002% (US0001M + 0.180%) due 02/20/2047 ^~	25,295	20,744
2.012% (US0001M + 0.140%) due 06/25/2037 ~	24,953	23,765
2.012% (US0001M + 0.190%) due 03/20/2047 ~	39,710	33,915
2.014% (US0001M + 0.350%) due 09/25/2034 ~	357	327
2.017% (US0001M + 0.195%) due 12/20/2046 ^~	61,141	52,196
2.022% (US0001M + 0.200%) due 07/20/2046 ^~	11,285	8,362
2.032% (US0001M + 0.160%) due 06/25/2036 ~	27,134	21,971
2.032% (US0001M + 0.160%) due 11/25/2036 ~	26,181	23,627
2.032% (US0001M + 0.160%) due 01/25/2037 ~	42,778	37,475
2.032% (US0001M + 0.210%) due 05/20/2046 ^~	40,260	33,932
2.032% (US0001M + 0.160%) due 07/25/2046 ~	16,329	14,735
2.032% (US0001M + 0.210%) due 09/20/2046 ~	6,485	4,947
2.032% (US0001M + 0.160%) due 12/25/2046 ^~	3,662	3,609
2.032% (US0001M + 0.160%) due 09/25/2047 ~	39,642	38,542
2.042% (US0001M + 0.170%) due 11/25/2036 ~	13,230	12,647
2.042% (US0001M + 0.170%) due 01/25/2037 ^~	10,907	10,652
2.052% (US0001M + 0.180%) due 11/25/2036 ~	16,773	15,908
2.052% (US0001M + 0.180%) due 05/25/2047 ~	12,564	12,272
2.062% (US0001M + 0.190%) due 09/25/2046 ^~	53,571	48,930
2.062% (US0001M + 0.190%) due 10/25/2046 ~	4,871	4,672
2.072% (US0001M + 0.200%) due 02/25/2036 ~	3,023	2,675
2.082% (US0001M + 0.210%) due 05/25/2035 ~	1,329	1,269
2.082% (US0001M + 0.210%) due 07/25/2046 ~	10,488	10,355
2.082% (US0001M + 0.210%) due 04/25/2047 ~	23,471	21,313
2.092% (US0001M + 0.220%) due 05/25/2035 ~	4,882	4,282
2.092% (US0001M + 0.220%) due 09/25/2047 ~	28,220	25,246
2.122% (US0001M + 0.250%) due 12/25/2035 ~	12,475	10,211
2.132% (US0001M + 0.260%) due 08/25/2035 ~	15,301	10,256
2.142% (US0001M + 0.320%) due 11/20/2035 ~	11,782	10,966
2.142% (US0001M + 0.270%) due 02/25/2036 ~	2,010	1,771
2.152% (US0001M + 0.330%) due 11/20/2035 ~	46,033	44,992
2.152% (US0001M + 0.280%) due 12/25/2035 ~	527	506

See Accompanying Notes	13

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.152% (US0001M + 0.280%) due 02/25/2037 ~	$25,313	$23,030
2.162% (US0001M + 0.290%) due 11/25/2035 ~	3,805	3,362
2.162% (US0001M + 0.290%) due 02/25/2036 ^~	13,788	11,568
2.162% (US0001M + 0.290%) due 05/25/2036 ~	9,159	8,262
2.182% (US0001M + 0.310%) due 08/25/2035 ^~	1,808	1,551
2.182% (US0001M + 0.310%) due 11/25/2035 ~	5,806	5,459
2.202% (US0001M + 0.330%) due 09/25/2035 ~	5,235	4,808
2.222% (US0001M + 0.350%) due 09/25/2035 ~	399	375
2.222% (US0001M + 0.350%) due 12/25/2035 ^~	24,253	20,852
2.242% (US0001M + 0.370%) due 02/25/2037 ^~	538	225
2.272% (US0001M + 0.400%) due 08/25/2035 ~	1,760	1,276
2.272% (US0001M + 0.400%) due 06/25/2036 ^~	116	78
2.283% (12MTA + 1.000%) due 12/25/2035 ~	12,814	11,869
2.372% (US0001M + 0.500%) due 12/25/2035 ^~	3,434	2,521
2.372% (US0001M + 0.500%) due 04/25/2036 ~	9,815	5,925
2.383% (12MTA + 1.100%) due 08/25/2035 ^~	154	112
2.392% (US0001M + 0.520%) due 07/25/2035 ~	514	510
2.397% due 05/25/2035 ~	5,200	3,686
2.422% (US0001M + 0.550%) due 11/25/2035 ~	6,102	4,453
2.492% (US0001M + 0.620%) due 10/25/2035 ~	96	87
2.532% (US0001M + 0.660%) due 10/25/2035 ~	2,653	2,241
2.593% (12MTA + 1.310%) due 07/20/2035 ~	6,032	5,976
2.642% (US0001M + 0.770%) due 11/25/2035 ~	6,305	6,016
2.672% (US0001M + 0.800%) due 01/25/2036 ^~	3,425	2,994
2.683% (12MTA + 1.400%) due 08/25/2035 ~	322	329
2.843% (12MTA + 1.560%) due 08/25/2035 ~	7,197	7,027
2.872% (US0001M + 1.000%) due 08/25/2035 ^~	6,398	4,676
2.892% (US0001M + 1.020%) due 10/25/2034 ~	9,423	8,473
2.928% (12MTA + 1.645%) due 06/25/2035 ~	461	432
3.079% (- 1.0*US0001M + 4.950%) due 11/25/2035 ~(a)	6,102	634
3.229% (- 1.0*US0001M + 5.100%) due 11/25/2035 ^~(a)	5,987	558
3.333% (12MTA + 2.050%) due 10/20/2035 ~	31,973	24,560
3.353% (12MTA + 2.070%) due 10/20/2035 ~	26,420	21,970
3.370% due 12/25/2035 ~	189	182
3.379% (- 1.0*US0001M + 5.250%) due 06/25/2036 ^~(a)	14,398	1,804
3.402% due 11/25/2035 ^~	562	509
3.411% due 12/25/2034 ~	12,763	13,022
3.411% due 08/25/2036 ~	1,096	1,127
3.439% due 06/25/2037 ~	199	173
3.442% due 12/25/2035 ^~	826	763
3.447% (US0001M + 1.575%) due 02/25/2035 ~	10,010	9,779
3.482% due 08/25/2034 ^~	9,277	8,805
3.489% due 06/25/2047 ~	9,224	8,581
3.522% (US0001M + 1.650%) due 08/25/2034 ~	6,331	6,094
3.522% (US0001M + 1.650%) due 10/25/2034 ~	7,642	7,052
3.540% (US0012M + 1.700%) due 03/25/2047 ^~	10,607	9,348
3.683% due 02/25/2037 ^~	1,772	1,727
3.848% due 12/25/2034 ~	8	8

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.750% due 08/25/2018	$521	$390
4.974% due 07/25/2021 ^~	11	10
5.000% due 08/25/2035 ^	1,904	1,739
5.250% due 02/25/2021 ^	217	214
5.500% due 03/25/2035	5,000	4,797
5.500% due 05/25/2035	1,000	920
5.500% due 06/25/2035 ^	318	305
5.500% due 07/25/2035 ^	113	106
5.500% due 08/25/2035	8,132	7,897
5.500% due 09/25/2035	52,787	50,857
5.500% due 11/25/2035 ^	11,362	10,738
5.500% due 11/25/2035	5,577	5,201
5.500% due 12/25/2035 ^	6,616	5,611
5.500% due 01/25/2036	29,693	29,170
5.500% due 02/25/2036 ^	1,143	1,023
5.500% due 02/25/2036	59,806	53,373
5.750% due 05/25/2036	512	407
5.750% due 06/25/2036 ^	6,675	5,840
5.750% due 03/25/2037	7,066	6,317
5.750% due 07/25/2037 ^	1,561	1,400
5.750% due 04/25/2047 ^	3,615	3,135
6.000% due 02/25/2035	37,011	36,274
6.000% due 02/25/2036 ^	54	42
6.000% due 02/25/2036	70,148	61,213
6.000% due 03/25/2036 ^	3,510	2,894
6.000% due 03/25/2036	13,745	11,334
6.000% due 04/25/2036 ^	17,527	13,851
6.000% due 05/25/2036 ^	11,543	9,592
6.000% due 05/25/2036	5,476	4,547
6.000% due 06/25/2036	13,699	11,728
6.000% due 07/25/2036	16,991	14,813
6.000% due 08/25/2036 ^	7,725	6,888
6.000% due 01/25/2037 ^	2,162	2,123
6.000% due 02/25/2037 ^	4,876	3,336
6.000% due 03/25/2037 ^	4,433	3,412
6.000% due 04/25/2037 ^	10,340	7,670
6.000% due 04/25/2037	2,384	2,064
6.000% due 05/25/2037 ^	17,619	13,284
6.000% due 06/25/2037 ^	814	657
6.000% due 08/25/2037 ^~	8,714	7,133
6.250% due 11/25/2036	6,004	4,925
6.250% due 12/25/2036 ^	4,519	3,303
6.250% due 11/25/2046 ^	3,305	2,802
6.500% due 05/25/2036 ^	4,059	3,165
6.500% due 06/25/2036 ^	1,361	1,071
6.500% due 08/25/2036 ^	3,596	2,394
6.500% due 09/25/2036 ^	6,222	5,261
6.500% due 09/25/2036	2,468	2,043
6.500% due 12/25/2036 ^	3,642	2,734
6.500% due 08/25/2037 ^	12,669	9,618
6.500% due 09/25/2037 ^	24,218	17,456
6.500% due 11/25/2037 ^	12,125	9,528
7.000% due 08/25/2034 ^	257	266
7.000% due 09/25/2036	31,514	18,438
7.250% due 08/25/2032	221	238
7.500% due 12/25/2034 ^	127	73
Countrywide Asset-Backed Certificates
2.112% (US0001M + 0.240%) due 04/25/2036 ~	15,852	12,887
2.372% (US0001M + 0.500%) due 03/25/2036 ~	11,893	10,849
Countrywide Home Loan Mortgage Pass-Through Trust
2.072% (US0001M + 0.200%) due 04/25/2046 ~	615	565
2.142% (US0001M + 0.270%) due 04/25/2035 ~	4,955	4,930
2.212% (US0001M + 0.340%) due 03/25/2036 ~	25	6
2.222% (US0001M + 0.350%) due 02/25/2036 ^~	10	4
2.332% (US0001M + 0.460%) due 05/25/2035 ~	500	463
2.372% (US0001M + 0.500%) due 05/25/2036 ^~	4,105	2,851
2.412% (US0001M + 0.540%) due 03/25/2035 ~	712	687
2.452% (US0001M + 0.580%) due 02/25/2035 ~	29	21
2.452% (US0001M + 0.580%) due 04/25/2035 ~	8,569	8,171
2.472% (US0001M + 0.600%) due 03/25/2035 ~	1,728	1,611
2.472% (US0001M + 0.600%) due 05/25/2035 ~	13,612	12,715
2.512% (US0001M + 0.640%) due 03/25/2035 ~	30,436	27,176
2.532% (US0001M + 0.660%) due 02/25/2035 ~	1,014	933

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.539% due 02/25/2035 ~	$10,258	$8,646
2.552% (US0001M + 0.680%) due 02/25/2035 ~	1,516	1,473
2.580% due 04/25/2035 ~	934	852
2.612% (US0001M + 0.740%) due 02/25/2035 ~	11,356	10,987
2.613% due 03/25/2035 ^~	445	394
2.632% (US0001M + 0.760%) due 09/25/2034 ~	212	210
3.080% due 04/20/2036 ^~	791	734
3.112% due 07/25/2034 ~	198	199
3.148% due 06/20/2034 ~	721	727
3.242% due 05/20/2036 ^~	5,402	5,064
3.255% due 05/20/2036 ^~	5,785	4,719
3.306% due 03/25/2037 ^~	345	315
3.307% due 09/25/2034 ^~	63	50
3.309% due 05/20/2036 ^~	3,508	3,237
3.333% due 06/20/2036 ~	12,348	11,024
3.383% due 08/20/2035 ^~	61	58
3.402% due 09/20/2036 ^~	1,696	1,478
3.412% due 08/25/2034 ~	63	62
3.412% due 08/25/2034 ^~	17	16
3.414% due 05/20/2034 ~	103	103
3.415% due 11/20/2035 ~	37,498	31,956
3.450% due 02/25/2047 ^~	10,656	9,649
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	4,698	4,184
3.472% due 01/25/2036 ~	9,710	8,909
3.472% due 01/25/2036 ^~	3,040	2,789
3.473% due 09/25/2047 ^~	2,708	2,553
3.477% due 02/25/2034 ~	321	319
3.479% (US0012M + 1.750%) due 02/20/2036 ^~	1,047	977
3.481% due 04/25/2035 ^~	229	212
3.503% due 09/25/2034 ~	459	446
3.511% due 11/20/2034 ~	336	344
3.520% due 02/20/2035 ~	1,719	1,740
3.524% due 09/25/2037 ^~	6,225	6,036
3.536% due 10/20/2035 ^~	1,386	1,285
3.536% due 10/20/2035 ~	5,809	5,384
3.537% (US0012M + 1.750%) due 02/20/2036 ^~	1,144	1,052
3.549% due 12/19/2033 ~	24	25
3.558% due 05/20/2035 ~	2,371	2,322
3.560% due 10/25/2033 ~	147	148
3.560% due 09/20/2034 ~	236	221
3.565% due 09/25/2033 ~	2,921	2,935
3.570% due 11/20/2035 ~	3,257	2,613
3.586% due 05/25/2034 ~	169	169
3.592% (US0012M + 1.750%) due 02/20/2036 ^~	19,379	15,797
3.641% due 06/25/2047 ^~	14,997	14,162
3.647% due 02/25/2034 ~	17	17
3.700% due 04/25/2037 ~	4,363	4,303
3.707% due 11/19/2033 ~	11	12
3.710% due 12/25/2033 ~	148	152
3.825% due 06/25/2033 ~	94	94
3.838% due 07/19/2033 ~	750	739
3.840% due 03/25/2035 ~	817	810
4.013% due 05/19/2033 ~	140	142
5.250% due 12/25/2027 ^	1,156	1,111
5.250% due 07/25/2034	496	493
5.500% due 04/25/2035	57	55
5.500% due 08/25/2035 ^	4,347	3,997
5.500% due 08/25/2035	571	524
5.500% due 09/25/2035 ^	3,486	3,433
5.500% due 10/25/2035	167	161
5.500% due 10/25/2035 ^	498	483
5.500% due 11/25/2035 ^	594	530
5.500% due 01/25/2036	1,723	1,644
5.750% due 08/25/2034	362	362
5.750% due 02/25/2036 ^	959	816
5.750% due 02/25/2037 ^	448	398
5.750% due 03/25/2037 ^	4,477	3,892
5.750% due 05/25/2037 ^	701	619
5.750% due 07/25/2037 ^	4,446	4,109
5.850% due 05/25/2036 ^	4,660	4,009
6.000% due 12/25/2035 ^	32	29
6.000% due 02/25/2037 ^	11,909	10,256
6.000% due 03/25/2037 ^	7,818	6,870
6.000% due 04/25/2037 ^	561	478
6.000% due 05/25/2037 ^	5,404	4,437
6.000% due 07/25/2037 ^	3,776	3,210
6.000% due 07/25/2037	8,078	6,678
6.000% due 08/25/2037 ^	1,593	1,415
6.000% due 09/25/2037	3,769	3,452

14	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.000% due 10/25/2037 ^	$234	$223
6.000% due 01/25/2038 ^	15,264	12,772
6.250% due 09/25/2036 ^	4,176	3,484
6.250% due 10/25/2036 ^	172	148
6.500% due 11/25/2036 ^	17,203	14,263
6.500% due 05/25/2037 ^	372	315
6.500% due 10/25/2037 ^	29,672	25,315
6.500% due 11/25/2037 ^	5,889	4,711
6.500% due 12/25/2037	32,086	26,462
6.500% due 11/25/2047	19,484	17,180
Countrywide Home Loan Reperforming REMIC Trust
2.272% (US0001M + 0.400%) due 09/25/2035 ~	2,030	1,796
Credit Suisse First Boston Mortgage Securities Corp.
0.243% due 05/15/2023 ~(a)	49,612	222
2.522% (US0001M + 0.650%) due 11/25/2031 ~	712	645
2.522% (US0001M + 0.650%) due 09/25/2035 ^~	5,476	4,480
3.022% (US0001M + 1.150%) due 11/25/2034 ~	10,639	9,501
3.680% due 04/25/2034 ~	27	28
5.250% due 09/25/2035 ^	1,212	1,123
5.750% due 04/22/2033	37	39
6.000% due 01/25/2036	4,263	3,828
6.500% due 01/25/2036	549	361
7.000% due 01/25/2036 ^	5,173	2,033
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.093% due 07/25/2033 ~	60	61
3.577% due 10/25/2033 ~	75	75
5.500% due 10/25/2035	8,639	8,067
5.500% due 10/25/2035 ^	336	304
6.000% due 11/25/2035 ^	286	168
Credit Suisse Mortgage Capital Certificates
0.692% due 04/27/2037	18,047	12,117
1.841% (US0001M + 0.220%) due 05/27/2037 ~	15,832	12,829
1.911% (US0001M + 0.290%) due 07/27/2037 ~	1,165	1,004
3.075% (US0001M + 1.500%) due 09/27/2037 ~	12,912	12,967
3.456% due 11/26/2036 ~	7,309	5,916
3.474% due 04/26/2038 ~	13,264	13,224
3.593% due 04/26/2047 ~	13,325	8,159
3.594% due 09/26/2036 ~	3,647	3,412
3.656% due 08/27/2037 ~	25,236	22,133
4.000% due 08/27/2037 ~	34,940	34,025
6.000% due 04/26/2037 ~	16,877	16,261
6.000% due 05/27/2037	555	569
6.049% due 02/27/2047	144,001	99,000
7.000% due 08/26/2036	5,397	4,944
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.372% (US0001M + 0.500%) due 07/25/2036 ~	22,846	14,608
5.000% due 04/25/2037	1,258	1,189
5.500% due 03/25/2037 ^	736	677
6.000% due 08/25/2036 ^	6,025	5,068
6.000% due 02/25/2037 ^	3,026	2,755
6.000% due 06/25/2037	2,623	1,381
6.250% due 08/25/2036 ^	1,318	1,100
Credit Suisse Mortgage Capital Trust
0.000% due 04/25/2048 «(h)	1,300	1,302
0.000% due 07/25/2057 «(h)	1,360	1,355
1.871% due 02/27/2036 ~	52	52
3.222% due 07/25/2057 «~	1,120,823	1,035,989
3.532% due 04/25/2048 «~	266,648	245,792
4.790% due 05/27/2053 ~	94,858	93,993
CSAIL Commercial Mortgage Trust
3.224% due 06/15/2057	1,000	996
3.617% due 11/15/2048	18,000	18,228
CSMC Trust
1.000% due 07/25/2045 «(c)	888,159	902,694
DBUBS Mortgage Trust
0.723% due 11/10/2046 ~(a)	51,275	737
1.113% due 07/10/2044 ~(a)	90,611	2,497
Deutsche ALT-A Securities, Inc.
2.002% (US0001M + 0.130%) due 08/25/2047 ~	83,997	79,753
2.012% (LIBOR01M + 0.140%) due 07/25/2047 ~	17,432	16,608
2.022% (US0001M + 0.150%) due 03/25/2037 ^~	30,420	27,702

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.022% (US0001M + 0.150%) due 02/25/2047 ~		$2,446	$2,071
2.032% (US0001M + 0.160%) due 01/25/2047 ~		8,604	8,350
2.042% (US0001M + 0.170%) due 02/25/2037 ~		9,323	9,075
2.053% (12MTA + 0.770%) due 04/25/2047 ~		24,931	23,169
2.062% (US0001M + 0.190%) due 08/25/2036 ~		4,414	3,969
2.062% (US0001M + 0.190%) due 10/25/2036 ~		20,773	11,486
2.062% (US0001M + 0.190%) due 08/25/2047 ~		26,239	25,004
2.072% (US0001M + 0.200%) due 02/25/2047 ~		8,551	8,257
2.152% (US0001M + 0.280%) due 08/25/2036 ~		19,890	17,969
2.172% (US0001M + 0.300%) due 04/25/2037 ~		29,148	19,567
2.222% (US0001M + 0.350%) due 06/25/2037 ^~		70,205	58,277
2.622% (US0001M + 0.750%) due 10/25/2047 ~		52,179	46,043
3.222% (US0001M + 1.350%) due 11/25/2035 ~		8,595	9,595
3.654% due 10/25/2035 ~		672	626
5.000% due 10/25/2018		42	42
5.250% due 09/25/2035 ~		6,481	6,284
5.500% due 11/25/2035 ^~		145	149
5.500% due 12/25/2035 ^		3,335	3,033
Deutsche ALT-B Securities, Inc.
5.431% due 02/25/2036 ~		4,241	4,122
5.530% due 02/25/2036 ~		7,290	7,085
5.627% due 06/25/2036 ~		15,977	15,533
5.650% due 10/25/2036 ~		24,025	22,861
5.869% due 10/25/2036 ^		1,679	1,598
5.886% due 10/25/2036 ^		265	252
5.900% due 10/25/2036 ~		10,402	9,897
6.100% due 10/25/2036		7,159	6,809
6.420% due 07/25/2036 ^~		7,992	7,218
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
3.500% due 06/25/2034 ~		14	13
Downey Savings & Loan Association Mortgage Loan Trust
1.988% (US0001M + 0.180%) due 04/19/2047 ^~		124	103
2.018% (US0001M + 0.210%) due 03/19/2045 ~		1,237	1,203
2.058% (US0001M + 0.250%) due 02/19/2045 ~		5,161	5,079
2.138% (US0001M + 0.330%) due 09/19/2045 ~		2,524	2,076
2.588% (US0001M + 0.780%) due 11/19/2044 ~		3,751	3,674
2.608% (US0001M + 0.800%) due 11/19/2044 ~		130	122
2.628% (US0001M + 0.820%) due 09/19/2044 ~		6,968	6,957
3.447% due 07/19/2044 ~		720	728
3.462% due 07/19/2044 ~		27	27
E-MAC NL BV
1.932% (EUR003M + 0.180%) due 07/25/2036 ~	EUR	557	665
EMF-UK PLC
1.584% (BP0003M + 0.980%) due 03/13/2046 ~	GBP	33,054	46,699
Eurosail PLC
0.000% due 09/10/2044 •	EUR	1,505	1,849
0.000% due 03/13/2045 •		1,240	1,517
0.762% (BP0003M + 0.160%) due 12/10/2044 ~	GBP	6,613	9,213
0.764% (BP0003M + 0.160%) due 03/13/2045 ~		3,646	5,075
0.766% (BP0003M + 0.160%) due 12/15/2044 ~		756	1,053
1.004% (BP0003M + 0.400%) due 09/13/2045 ~		52,372	73,107
1.374% (BP0003M + 0.770%) due 09/13/2045 ~		45,508	62,930
1.554% (BP0003M + 0.950%) due 06/13/2045 ~		7,326	10,263
First Horizon Alternative Mortgage Securities Trust
2.242% (US0001M + 0.370%) due 02/25/2037 ~		$284	172
2.622% (US0001M + 0.750%) due 04/25/2036 ^~		2,398	1,585
3.149% due 12/25/2035 ~		3,551	3,246

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.165% due 08/25/2035 ^~		$2,265	$2,052
3.271% due 01/25/2036 ^~		7,113	5,799
3.320% due 02/25/2036 ~		253	219
3.333% due 08/25/2034 ~		604	602
3.375% due 08/25/2035 ~		16	15
3.396% due 09/25/2035 ^~		2,803	2,710
3.404% due 02/25/2035 ~		1,761	1,746
3.447% due 04/25/2036 ^~		2,999	2,837
3.492% due 03/25/2035 ~		860	832
3.545% due 04/25/2035 ~		4,021	4,037
3.679% (- 1.0*US0001M + 5.550%) due 04/25/2037 ^~(a)		4,187	568
5.250% due 02/25/2021 ^		185	185
5.750% due 02/25/2036 ^		4,744	3,869
6.000% due 07/25/2036 ^		58	50
6.000% due 07/25/2036		3,143	2,664
6.000% due 08/25/2036 ^		6,907	5,802
6.000% due 11/25/2036		1,694	1,211
6.250% due 11/25/2036		3,265	2,403
6.250% due 08/25/2037 ^		152	124
First Horizon Asset Securities, Inc.
6.250% due 11/25/2037 ^		177	147
First Horizon Mortgage Pass-Through Trust
3.221% due 10/25/2034 ~		9	9
3.261% due 08/25/2035 ~		124	106
3.343% due 10/25/2035 ^~		2,282	2,193
3.474% due 11/25/2037 ^~		142	134
3.599% due 10/25/2034 ~		225	225
3.657% due 01/25/2037 ^~		1,405	1,292
3.680% due 05/25/2036 ~		1,914	1,708
3.750% due 10/25/2035 ~		259	218
3.767% due 02/25/2035 ~		359	360
3.885% due 05/25/2037 ^~		4,226	3,575
5.250% due 05/25/2021 ^		247	175
5.500% due 04/25/2022		39	39
5.750% due 05/25/2037 ^		320	250
Fondo de Titulizacion de Activos UCI
0.872% (EUR003M + 1.200%) due 06/19/2035 ~	EUR	225	264
Fondo de Titulizacion Hipotecaria UCI
0.000% due 06/22/2036 •		1,464	1,765
Fremont Home Loan Trust
2.697% (US0001M + 0.825%) due 01/25/2034 ~		$2,539	2,521
GE Business Loan Trust
1.460% due 11/15/2034		4,267	4,189
GMAC Commercial Mortgage Asset Corp.
5.550% due 08/10/2038		9,296	9,369
GMAC Commercial Mortgage Securities, Inc.
5.336% due 04/10/2040 ~		824	830
GMAC Mortgage Corp. Loan Trust
3.699% due 11/19/2035 ~		406	389
3.741% due 11/19/2035 ^~		1,643	1,498
3.810% due 03/18/2035 ~		16	16
3.812% due 11/19/2035 ~		439	422
3.943% due 05/25/2035 ~		151	150
3.961% due 03/18/2035 ~		2,498	2,520
4.321% due 03/18/2035 ~		1,272	1,293
Great Hall Mortgages PLC
0.000% due 06/18/2038 •	EUR	373	455
0.000% due 03/18/2039 •		5,086	6,204
2.308% (US0003M + 0.130%) due 06/18/2039 ~		$2,066	2,029
Grecale RMBS SRL
0.173% (EUR003M + 0.500%) due 01/27/2061 ~	EUR	14,906	18,365
GreenPoint Mortgage Funding Trust
2.032% (US0001M + 0.160%) due 02/25/2037 ^~		$30,166	29,684
2.052% (US0001M + 0.180%) due 01/25/2037 ~		12,284	11,584
2.072% (US0001M + 0.200%) due 03/25/2047 ~		23,764	22,470

See Accompanying Notes	15

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.082% (US0001M + 0.210%) due 04/25/2036 ~		$20,924	$19,217
2.112% (US0001M + 0.240%) due 08/25/2045 ~		425	400
2.192% (US0001M + 0.320%) due 09/25/2046 ^~		4,510	3,230
2.392% (US0001M + 0.520%) due 10/25/2045 ~		788	780
2.412% (US0001M + 0.540%) due 11/25/2045 ~		87	77
2.492% (US0001M + 0.620%) due 10/25/2045 ~		5,130	4,681
Grifonas Finance PLC
0.009% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	34,345	38,076
GS Mortgage Securities Corp.
0.207% due 05/03/2032 ~(a)		$179,000	3,134
3.120% due 05/10/2050		2,700	2,694
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		47,500	46,947
GS Mortgage Securities Trust
0.114% due 12/10/2043 ~(a)		87,390	282
0.209% due 12/10/2043 ~(a)		35,931	195
0.595% due 11/10/2049 ~(a)		169,805	6,026
0.671% due 03/10/2044 ~(a)		15,274	248
0.713% due 08/10/2046 ~(a)		116,486	3,202
1.352% due 08/10/2044 ~(a)		12,857	460
1.374% due 08/10/2043 ~(a)		129,806	3,274
1.954% due 01/10/2045 ~(a)		6,101	362
2.220% due 05/10/2045 ~(a)		59,754	3,393
3.278% due 10/10/2048		6,278	6,290
3.365% due 11/10/2047		7,545	7,621
3.801% due 01/10/2047		10,550	10,799
4.548% due 12/10/2043 ~		7,000	6,679
GSC Capital Corp. Mortgage Trust
2.072% (US0001M + 0.200%) due 02/25/2036 ~		12,069	11,493
GSMPS Mortgage Loan Trust
2.222% (US0001M + 0.350%) due 01/25/2035 ~		30,407	28,789
2.272% (US0001M + 0.400%) due 06/25/2034 ~		47,640	43,533
7.086% due 10/20/2032 ~		18,583	19,365
GSMSC Pass-Through Trust
7.500% due 09/25/2036 ^~		909	683
7.500% due 10/25/2036 ~		1,330	946
GSMSC Resecuritization Trust
1.756% (US0001M + 0.135%) due 02/26/2037 ~		34,046	27,223
1.761% (LIBOR01M + 0.140%) due 04/26/2037 ~		56,017	23,675
1.791% (US0001M + 0.170%) due 08/26/2033 ~		3,808	3,743
2.012% (US0001M + 0.140%) due 10/26/2036 ~		12,132	9,396
GSR Mortgage Loan Trust
2.132% (US0001M + 0.260%) due 08/25/2046 ~		43,691	27,651
2.322% (US0001M + 0.450%) due 07/25/2037 ^~		235	126
2.910% (H15T1Y + 1.750%) due 04/25/2032 ~		25	23

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.339% due 12/25/2034 ~	$483	$270
3.465% due 08/25/2034 ~	1,802	1,775
3.513% due 03/25/2037 ^~	3,182	3,061
3.524% due 09/25/2035 ~	1,512	1,528
3.524% due 04/25/2036 ~	1,758	1,593
3.554% due 07/25/2035 ~	3,386	3,284
3.560% due 08/25/2034 ~	541	539
3.596% due 08/25/2034 ~	40	39
3.635% due 05/25/2035 ~	1,927	1,900
3.639% due 11/25/2035 ~	67	67
3.641% due 11/25/2035 ~	56	57
3.658% due 01/25/2036 ^~	6,579	6,529
3.696% due 07/25/2035 ~	865	854
3.737% due 09/25/2034 ~	28	28
3.753% due 05/25/2035 ~	1,757	1,661
3.775% due 01/25/2035 ~	1,039	1,028
3.777% due 01/25/2036 ^~	137	134
3.782% due 10/25/2035 ^~	3,646	3,452
3.850% due 04/25/2035 ~	83	84
3.858% due 11/25/2035 ~	306	264
3.871% due 05/25/2035 ~	9,270	9,025
3.886% due 04/25/2035 ~	216	216
3.899% due 07/25/2035 ~	2,222	1,993
5.000% due 07/25/2036	567	572
5.500% due 03/25/2036 ^	2,318	2,609
5.500% due 03/25/2036	1,113	1,190
5.500% due 06/25/2036 ^	34	64
5.500% due 01/25/2037 ^	3,845	4,516
5.750% due 02/25/2036 ^	751	728
5.750% due 02/25/2037 ^	74	87
6.000% due 02/25/2021 ^	1,487	1,292
6.000% due 11/25/2035	377	307
6.000% due 02/25/2036 ^	743	622
6.000% due 06/25/2036 ^	1,868	2,228
6.000% due 09/25/2036 ^	2,066	1,630
6.000% due 01/25/2037 ^	111	104
6.250% due 10/25/2036 ^	31,159	30,889
6.500% due 09/25/2036 ^	1,930	1,588
6.500% due 10/25/2036 ^	1,162	1,035
HarborView Mortgage Loan Trust
1.978% (US0001M + 0.170%) due 12/19/2036 ^~	165	150
1.988% (US0001M + 0.180%) due 11/19/2036 ~	9,897	9,650
1.988% (US0001M + 0.180%) due 07/19/2046 ^~	236	156
1.998% (LIBOR01M + 0.190%) due 09/19/2037 ~	19,179	17,929
1.998% (US0001M + 0.190%) due 02/19/2046 ~	3,563	3,496
2.018% (US0001M + 0.210%) due 11/19/2036 ~	9,291	7,800
2.028% (US0001M + 0.220%) due 07/19/2047 ~	13,543	13,259
2.048% (US0001M + 0.240%) due 12/19/2036 ^~	5,254	4,899
2.102% (US0001M + 0.280%) due 10/20/2045 ~	13,805	11,872
2.118% (US0001M + 0.310%) due 11/19/2035 ~	1,996	1,890
2.118% (US0001M + 0.310%) due 08/19/2045 ~	788	780
2.133% (12MTA + 0.850%) due 12/19/2036 ^~	14,571	14,007
2.138% (US0001M + 0.330%) due 09/19/2035 ~	2,971	2,691
2.288% (US0001M + 0.480%) due 01/19/2036 ^~	1,044	768
2.308% (US0001M + 0.500%) due 01/19/2036 ~	776	613
2.368% (US0001M + 0.560%) due 02/19/2036 ~	8,507	7,301
2.388% (US0001M + 0.580%) due 07/19/2045 ~	75	58
2.448% (US0001M + 0.640%) due 01/19/2035 ~	344	318
2.508% (US0001M + 0.700%) due 01/19/2035 ~	2,791	2,535
2.568% (US0001M + 0.760%) due 01/19/2035 ^~	520	474
2.588% (US0001M + 0.780%) due 12/19/2034 ^~	7,331	6,430
2.608% (US0001M + 0.800%) due 11/19/2034 ~	369	347
2.608% (US0001M + 0.800%) due 12/19/2034 ^~	74	65

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.627% (COF 11 + 1.850%) due 06/19/2045 ^~		$5,502	$3,661
2.628% (US0001M + 0.820%) due 12/19/2034 ^~		27,842	24,403
2.668% (US0001M + 0.860%) due 11/19/2034 ~		28,217	24,272
2.789% (US0001M + 1.125%) due 06/19/2034 ~		46	45
2.872% (US0001M + 1.000%) due 10/25/2037 ~		30,581	30,259
3.345% due 11/19/2034 ~		87	87
3.415% due 12/19/2035 ^~		3,361	2,819
3.565% due 06/19/2036 ^~		551	397
3.628% due 07/19/2035 ~		2,416	2,139
3.688% due 08/19/2036 ^~		1,197	970
3.744% due 08/19/2034 ~		1,532	1,570
3.833% due 06/19/2036 ~		190	135
3.865% due 12/19/2035 ^~		21	21
3.940% due 12/19/2035 ~		1,318	1,261
Hilton USA Trust
0.475% due 11/05/2038 ~(a)		118,960	4,285
2.828% due 11/05/2035		71,800	70,106
Hipocat FTA
0.000% due 07/15/2036 •	EUR	154	188
HomeBanc Mortgage Trust
2.172% (US0001M + 0.300%) due 05/25/2037 ^~		$158	157
HSI Asset Loan Obligation Resecuritization Trust
6.000% due 08/25/2036		16,702	17,306
HSI Asset Loan Obligation Trust
3.631% due 01/25/2037 ^~		2,584	2,239
3.642% due 01/25/2037 ^~		465	428
3.796% due 09/25/2037 ^~		11,559	10,173
3.868% due 01/25/2037 ~		7,334	6,143
HSI Asset Securitization Corp. Trust
2.832% (US0001M + 0.960%) due 07/25/2035 ~		900	866
2.862% (US0001M + 0.990%) due 07/25/2035 ~		1,765	708
Hudson’s Bay Simon JV Trust
4.906% due 08/05/2034		25,184	24,445
IM Pastor Fondo de Titulizacion de Activos
0.000% due 03/22/2044 •	EUR	33,221	37,336
Impac CMB Trust
2.152% (US0001M + 0.280%) due 10/25/2035 ~		$12,472	11,596
2.392% (US0001M + 0.520%) due 04/25/2035 ~		4,703	4,612
2.512% (US0001M + 0.640%) due 09/25/2034 ~		281	279
2.512% (US0001M + 0.640%) due 03/25/2035 ~		13,462	13,171
Impac Secured Assets Trust
2.042% (US0001M + 0.170%) due 01/25/2037 ~		6,190	5,941
2.072% (US0001M + 0.200%) due 05/25/2036 ~		114	111
2.112% (US0001M + 0.240%) due 03/25/2037 ~		39,272	27,842
2.112% (US0001M + 0.240%) due 09/25/2037 ~		16,344	13,591
2.222% (US0001M + 0.350%) due 05/25/2036 ~		3,052	2,926
2.232% (US0001M + 0.360%) due 09/25/2037 ~		24,116	20,185
3.272% (US0001M + 1.400%) due 05/25/2036 ~		7,617	7,511

16	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
IndyMac Adjustable Rate Mortgage Trust
2.779% due 01/25/2032 ~	$17	$17
IndyMac Mortgage Loan Trust
1.992% (US0001M + 0.120%) due 07/25/2036 ~	14,342	13,548
2.002% (US0001M + 0.130%) due 10/25/2036 ~	153	143
2.062% (US0001M + 0.190%) due 09/25/2046 ~	2,624	2,437
2.072% (US0001M + 0.200%) due 10/25/2036 ~	2,616	2,458
2.072% (US0001M + 0.200%) due 06/25/2046 ~	32,312	27,937
2.072% (US0001M + 0.200%) due 11/25/2046 ~	31,476	28,723
2.082% (US0001M + 0.210%) due 04/25/2046 ~	9,606	8,923
2.082% (US0001M + 0.210%) due 05/25/2046 ~	71,377	68,586
2.092% (US0001M + 0.220%) due 04/25/2046 ~	10,511	9,778
2.102% (US0001M + 0.230%) due 07/25/2046 ~	14,972	14,192
2.112% (LIBOR01M + 0.240%) due 06/25/2037 ~	2,538	2,498
2.122% (LIBOR01M + 0.250%) due 02/25/2037 ~	32,329	23,395
2.132% (US0001M + 0.260%) due 07/25/2035 ~	20,302	18,067
2.152% (US0001M + 0.280%) due 07/25/2035 ~	5,708	3,569
2.172% (US0001M + 0.300%) due 06/25/2037 ^~	12,508	7,869
2.332% (US0001M + 0.460%) due 04/25/2035 ~	1,461	1,399
2.352% (US0001M + 0.480%) due 04/25/2035 ~	9,514	9,119
2.432% (US0001M + 0.560%) due 03/25/2035 ~	2,405	2,371
2.472% (US0001M + 0.600%) due 04/25/2034 ~	353	346
2.492% (US0001M + 0.620%) due 06/25/2034 ~	661	657
2.512% (US0001M + 0.640%) due 02/25/2035 ~	376	367
2.512% (US0001M + 0.640%) due 07/25/2045 ~	330	320
2.552% (US0001M + 0.680%) due 02/25/2035 ~	2,573	2,387
2.652% (US0001M + 0.780%) due 10/25/2036 ~	11,763	10,187
2.672% (US0001M + 0.800%) due 08/25/2034 ~	86	79
2.672% (US0001M + 0.800%) due 11/25/2034 ~	10	9
2.752% (US0001M + 0.880%) due 09/25/2034 ~	135	122
3.036% due 06/25/2037 ~	6,605	4,868
3.082% due 06/25/2037 ^~	22,522	20,841
3.160% due 01/25/2036 ~	2,657	2,480
3.217% due 01/25/2035 ~	1,116	1,063
3.249% due 06/25/2035 ^~	164	146
3.289% due 07/25/2037 ~	27,222	22,919
3.320% due 08/25/2035 ~	439	395
3.329% due 05/25/2036 ~	24,818	20,408
3.343% due 09/25/2036 ~	6,255	5,230
3.354% due 01/25/2036 ^~	224	201
3.392% due 06/25/2036 ~	1,129	1,108
3.401% due 06/25/2036 ~	36,100	31,990
3.416% due 11/25/2035 ^~	4,788	4,452
3.442% due 07/25/2035 ~	8,620	7,274
3.446% due 08/25/2035 ~	7,458	6,801
3.447% due 10/25/2035 ~	305	279
3.452% due 07/25/2036 ~	12,535	11,230
3.470% due 12/25/2035 ^~	2,027	1,770
3.489% due 05/25/2036 ^~	29,761	27,027
3.490% due 11/25/2035 ^~	13,014	10,622
3.506% due 09/25/2035 ^~	3,562	3,375
3.507% due 03/25/2035 ~	49	50
3.507% due 06/25/2036 ~	327	269
3.511% due 12/25/2035 ~	12,397	11,495
3.543% due 08/25/2037 ~	105	92
3.556% due 03/25/2035 ~	1,306	1,314
3.607% due 05/25/2037 ~	31,223	21,653
3.626% due 02/25/2036 ~	5,509	5,005
3.654% due 09/25/2036 ~	112	97
3.669% due 04/25/2035 ~	24	23

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.680% (US0006M + 1.750%) due 05/25/2037 ~	$63,283	$56,601
3.684% due 01/25/2036 ~	303	302
3.688% due 03/25/2037 ^~	2,339	2,281
3.710% due 01/25/2037 ~	13,381	12,412
3.726% due 11/25/2035 ^~	830	809
3.911% due 09/25/2037 ~	14,645	10,747
6.000% due 06/25/2037	21,471	19,509
6.250% due 11/25/2037 ^	2,725	2,225
6.500% due 09/25/2037	131	111
InTown Hotel Portfolio Trust
0.300% due 01/15/2033 ~(a)	217,597	830
JPMBB Commercial Mortgage Securities Trust
0.759% due 08/15/2046 ~(a)	90,023	1,847
JPMDB Commercial Mortgage Securities Trust
0.839% due 12/15/2049 ~(a)	193,681	10,768
JPMorgan Alternative Loan Trust
3.589% due 05/25/2036 ^~	1,651	1,346
5.500% due 02/25/2021 ^	42	43
5.658% due 05/26/2037 ~	23,505	5,190
6.000% due 12/25/2036	41,655	34,146
6.310% due 08/25/2036 ^	48,442	45,013
JPMorgan Chase Commercial Mortgage Securities Corp.
2.577% (LIBOR01M + 0.800%) due 06/15/2032 ~	44,400	44,522
2.777% (LIBOR01M + 1.000%) due 06/15/2032 ~	10,400	10,493
3.027% (LIBOR01M + 1.250%) due 06/15/2032 ~	7,800	7,891
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
3.227% (LIBOR01M + 1.450%) due 01/15/2033 ~	12,542	12,576
3.877% (LIBOR01M + 2.100%) due 01/15/2033 ~	64,500	64,557
JPMorgan Chase Commercial Mortgage Securities Trust
0.374% due 09/12/2037 ~(a)	21,097	37
1.329% due 04/15/2046 ~(a)	146,990	7,482
1.511% due 08/15/2049 ~(a)	173,483	15,297
1.581% due 05/15/2045 ~(a)	151,249	8,032
1.592% due 11/15/2043 ~(a)	92,517	2,931
1.932% (LIBOR01M + 0.155%) due 05/15/2047 ~	9,994	9,966
5.527% (LIBOR01M + 3.750%) due 05/15/2028 ~	10,800	10,757
5.548% due 08/12/2037 ~	13,512	13,682
JPMorgan Mortgage Trust
3.132% due 02/25/2034 ~	9	9
3.374% due 10/25/2033 ~	92	93
3.386% due 06/25/2037 ^~	8,814	8,010
3.421% due 06/25/2035 ~	619	623
3.434% due 11/25/2035 ~	403	399
3.447% due 05/25/2036 ^~	1,020	1,018
3.447% due 05/25/2036 ~	1,088	1,085
3.485% due 08/25/2036 ^~	6,774	6,712
3.485% due 10/25/2036 ~	937	832
3.497% due 10/25/2035 ^~	505	478
3.519% due 11/25/2035 ~	40	37
3.520% due 04/25/2036 ^~	2,593	2,438
3.538% due 04/25/2036 ~	1,273	1,295
3.538% due 04/25/2036 ^~	17,479	17,352
3.556% due 06/25/2037 ^~	727	715
3.563% due 08/25/2035 ~	28	28
3.589% due 01/25/2037 ^~	969	980
3.605% due 10/25/2036 ^~	2,453	2,349
3.607% due 06/25/2036 ^~	442	398
3.614% due 05/25/2036 ^~	23	22
3.614% due 04/25/2037 ^~	13,362	13,011
3.644% due 08/25/2036 ^~	1,432	1,352
3.647% due 08/25/2035 ^~	3,100	3,034
3.651% due 07/25/2035 ~	35	35
3.662% due 10/25/2035 ~	16	15
3.675% due 02/25/2036 ^~	4,529	4,308
3.687% due 08/25/2035 ~	2,724	2,832
3.688% due 07/25/2035 ~	1,114	1,108
3.695% due 10/25/2035 ~	309	315
3.702% due 02/25/2035 ~	33	33
3.702% due 09/25/2035 ~	866	858
3.704% due 07/25/2035 ~	415	412
3.715% due 04/25/2035 ~	143	145
3.722% due 07/25/2035 ~	2,101	2,099
3.733% due 06/25/2035 ~	132	124
3.739% due 07/25/2035 ~	419	430
3.739% due 04/25/2037 ^~	1,501	1,468
3.782% due 04/25/2035 ~	598	607
3.783% due 06/25/2036 ^~	3,012	2,891

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.800% due 10/25/2036 ^~		$2,424	$2,391
5.000% due 06/25/2021 ^		212	205
5.000% due 03/25/2022 ^		44	43
5.500% due 01/25/2021 ^		65	64
5.500% due 03/25/2022 ^		27	29
5.500% due 09/25/2035		5,216	5,150
5.500% due 01/25/2036 ^		1,394	1,267
5.500% due 08/25/2037 ^		4,425	3,876
5.750% due 03/25/2037 ^		578	456
6.000% due 10/25/2034		6,169	6,343
6.000% due 07/25/2036 ^		4,897	4,423
6.000% due 06/25/2037 ^		18,928	16,018
6.000% due 08/25/2037 ^		147	129
6.500% due 09/25/2035		458	443
7.000% due 08/25/2037 ^		1,247	1,149
JPMorgan Re-REMIC
1.791% (US0001M) due 11/26/2036 ~		21,881	18,789
Landmark Mortgage Securities PLC
0.000% due 06/17/2039 •	EUR	1,433	1,717
0.801% (BP0003M + 0.280%) due 04/17/2044 ~	GBP	28,334	38,368
0.814% (BP0003M + 0.200%) due 06/17/2039 ~		4,125	5,589
LB-UBS Commercial Mortgage Trust
0.203% due 02/15/2040 ~(a)		$2,198	0
5.407% due 11/15/2038		25,401	19,595
5.562% due 02/15/2040 ~		40,040	25,508
Legacy Mortgage Asset Trust
2.796% due 12/26/2057 «		914,825	933,909
Lehman Mortgage Trust
2.292% (US0001M + 0.420%) due 12/25/2036 ~		8,070	4,254
2.472% (US0001M + 0.600%) due 07/25/2036 ~		8,664	4,851
2.772% (US0001M + 0.900%) due 12/25/2035 ^~		1,716	1,518
4.829% (- 1.0*US0001M + 6.700%) due 03/25/2037 ^~(a)		19,309	4,684
5.298% due 01/25/2036 ^~		4,119	4,084
5.354% due 12/25/2035 ~		4,524	2,882
5.379% due 07/25/2037 ~		4,664	3,861
5.500% due 11/25/2035 ^		211	206
5.500% due 12/25/2035 ^		57	53
5.837% due 04/25/2036 ~		5,483	4,982
6.000% due 08/25/2037		5,348	5,381
6.500% due 09/25/2037 ^		7,228	6,105
Lehman XS Trust
1.821% (LIBOR01M + 0.200%) due 07/25/2047 ^~		20,109	18,661
1.972% (US0001M + 0.100%) due 05/25/2046 ^~		507	524
2.032% (LIBOR01M + 0.160%) due 03/25/2047 ^~		3,676	3,582
2.062% (US0001M + 0.190%) due 11/25/2046 ~		304	298
2.072% (US0001M + 0.200%) due 08/25/2046 ^~		24,926	21,286
2.072% (US0001M + 0.200%) due 11/25/2046 ^~		24,079	22,869
2.082% (US0001M + 0.210%) due 09/25/2046 ~		177	175
2.172% (US0001M + 0.300%) due 12/25/2035 ^~		19	14
5.110% due 07/25/2035 ^		1,233	1,235
Ludgate Funding PLC
0.679% (BP0003M + 0.160%) due 01/01/2061 ~	GBP	6,952	9,391
0.769% (BP0003M + 0.190%) due 12/01/2060 ~		5,771	7,849

See Accompanying Notes	17

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.119% (BP0003M + 0.600%) due 01/01/2061 ~	GBP	9,114	$12,729
Luminent Mortgage Trust
2.072% (US0001M + 0.200%) due 02/25/2046 ~		$158	129
Mansard Mortgages PLC
1.256% (BP0003M + 0.650%) due 12/15/2049 ~	GBP	16,750	23,384
MASTR Adjustable Rate Mortgages Trust
2.112% (US0001M + 0.240%) due 05/25/2037 ~		$876	559
2.212% (LIBOR01M + 0.340%) due 05/25/2047 ^~		3,806	2,236
2.500% due 01/25/2034 ~		157	135
2.902% due 09/25/2034 ~		188	176
2.946% due 07/25/2035 ^~		2,604	2,340
3.174% due 09/25/2033 ~		721	715
3.175% due 07/25/2035 ^~		584	530
3.304% due 10/25/2032 ~		180	180
3.370% due 05/25/2034 ~		310	315
3.374% due 09/25/2035 ^~		1,273	998
3.449% due 07/25/2034 ~		911	873
3.469% due 11/21/2034 ~		681	702
3.479% due 12/25/2033 ~		532	526
3.527% due 12/25/2033 ~		207	209
3.599% due 12/21/2034 ~		189	186
3.626% due 04/21/2034 ~		56	58
3.627% due 02/25/2036 ~		32	31
3.633% due 06/25/2035 ~		189	180
3.637% due 01/25/2036 ~		14,520	14,307
3.669% due 11/25/2036 ~		113	105
3.695% due 10/25/2034 ~		535	506
MASTR Alternative Loan Trust
5.500% due 07/25/2034		3,359	3,428
5.500% due 08/25/2034		4,569	4,945
7.000% due 06/25/2034		29	31
MASTR Asset Securitization Trust
5.500% due 06/26/2034		58	58
5.750% due 02/25/2021		190	189
6.000% due 10/25/2022 ~		34	34
6.000% due 06/25/2036 ^		403	395
6.000% (US0001M + 6.000%) due 06/25/2036 ^~		3,192	3,129
MASTR Reperforming Loan Trust
2.222% (US0001M + 0.350%) due 05/25/2035 ~		2,483	2,074
2.232% (US0001M + 0.360%) due 07/25/2035 ~		28,790	23,646
4.410% due 05/25/2036 ~		267	237
MASTR Seasoned Securitization Trust
3.125% due 05/25/2032 ~		337	336
3.446% due 10/25/2032 ~		178	180
3.604% due 10/25/2032 ~		31	32
3.655% due 10/25/2032 ~		397	392
6.500% due 08/25/2032 ~		71	74
MBS Bancaja Fondo de Titulizacion de Activos
0.000% due 02/25/2038 •	EUR	2,699	3,307
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.477% (US0001M + 0.700%) due 11/15/2031 ~		$319	320
2.517% (US0001M + 0.740%) due 09/15/2030 ~		580	576
Merrill Lynch Alternative Note Asset Trust
1.791% (LIBOR01M + 0.170%) due 02/25/2037 ~		4,367	4,307
2.072% (US0001M + 0.200%) due 03/25/2037 ~		6,301	2,908
2.172% (US0001M + 0.300%) due 03/25/2037 ~		302	141
3.588% due 06/25/2037 ^~		54,911	44,963
Merrill Lynch Mortgage Investors Trust
2.112% (US0006M + 0.460%) due 07/25/2030 ~		2,722	2,675

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.122% (US0001M + 0.250%) due 11/25/2035 ~	$294	$286
2.139% (US0001M + 0.268%) due 08/25/2036 ~	26,266	25,755
2.332% (US0001M + 0.460%) due 04/25/2029 ~	1,547	1,530
2.332% (US0001M + 0.460%) due 03/25/2030 ~	191	186
2.425% (US0006M + 0.600%) due 01/25/2030 ~	32	32
2.505% (US0006M + 0.680%) due 01/25/2029 ~	559	544
2.532% (US0001M + 0.660%) due 06/25/2028 ~	15	14
2.532% (US0001M + 0.660%) due 11/25/2029 ~	2,050	2,013
2.552% (US0001M + 0.680%) due 04/25/2028 ~	22	22
2.664% (US0001M + 1.000%) due 10/25/2035 ~	5	5
2.913% due 01/25/2029 ~	52	52
2.947% (US0006M + 0.500%) due 03/25/2030 ~	412	399
3.027% due 01/25/2029 ~	4,842	4,702
3.127% (US0006M + 0.680%) due 10/25/2028 ~	111	111
3.147% (US0006M + 0.700%) due 11/25/2029 ~	121	122
3.263% due 05/25/2034 ~	168	164
3.281% due 12/25/2034 ~	611	610
3.284% due 05/25/2029 ~	139	139
3.293% due 02/25/2033 ~	60	58
3.323% due 09/25/2029 ~	259	259
3.351% due 05/25/2036 ~	981	993
3.371% due 04/25/2035 ~	111	109
3.471% due 02/25/2036 ~	8	8
3.521% due 05/25/2036 ^~	673	656
3.525% due 02/25/2035 ~	2,690	2,748
3.539% due 12/25/2034 ~	44	45
3.543% due 02/25/2034 ~	154	154
3.559% due 03/25/2036 ^~	3,710	2,888
3.569% due 05/25/2036 ~	158	160
3.615% due 07/25/2035 ^~	1,461	1,427
3.625% due 07/25/2035 ^~	766	649
3.674% due 09/25/2033 ~	10	10
3.736% due 09/25/2035 ^~	101	97
3.748% due 12/25/2035 ^~	114	103
3.749% due 06/25/2037 ~	373	375
Merrill Lynch Mortgage Trust
0.121% due 02/12/2051 ~(a)	23,135	1
0.535% due 08/12/2039 ~(a)	392	2
Merrill Lynch Mortgage-Backed Securities Trust
3.707% due 06/25/2037 ^~	20	16
4.480% (H15T1Y + 2.400%) due 08/25/2036 ^~	14,471	14,198
Morgan Stanley Bank of America Merrill Lynch Trust
1.158% due 02/15/2047 ~(a)	92,175	3,208
1.633% due 11/15/2045 ~(a)	84,257	4,891
3.040% due 04/15/2048	7,200	7,181
Morgan Stanley Capital Trust
0.309% due 11/12/2049 ~(a)	3,993	18
3.340% due 03/15/2049	11,000	11,017
Morgan Stanley Dean Witter Capital, Inc. Trust
6.531% due 09/15/2037 ~	429	429
Morgan Stanley Mortgage Loan Trust
1.766% due 10/25/2034 ~	117	115
2.152% (US0001M + 0.280%) due 01/25/2036 ~	2,487	1,897
2.314% due 06/25/2037 ~	19,724	13,039
3.093% due 11/25/2037 ^~	4,837	4,405
3.126% due 10/25/2037 ^~	3,181	2,660
3.248% due 08/25/2034 ~	1,115	1,093
3.268% due 07/25/2034 ~	338	341
3.348% due 06/25/2036 ~	1,018	1,038
3.461% due 09/25/2035 ^~	110	98
3.491% due 07/25/2035 ^~	193	182
3.527% due 11/25/2035 ~	112	90
3.562% due 07/25/2035 ~	464	431
3.588% due 10/25/2034 ~	120	123
3.623% due 07/25/2034 ~	326	324
3.623% due 08/25/2034 ~	42	43
4.073% due 12/25/2035 ~	640	557
4.318% due 05/25/2036 ^~	13,517	10,839
5.500% due 11/25/2035 ^	108	106
5.750% due 09/25/2022 ^	10	8
6.000% due 08/25/2037 ^	515	427

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.391% due 09/25/2034 ~		$1,358	$1,495
6.513% due 08/25/2036 ^		8,026	4,108
Morgan Stanley Mortgage Re-REMIC Trust
3.675% due 02/26/2036 ~		2,968	2,969
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~		16,411	14,434
6.250% due 08/26/2047 ~		19,662	16,994
Morgan Stanley Resecuritization Trust
1.951% (12MTA + 0.750%) due 06/26/2047 ~		37,912	32,395
1.971% (12MTA + 0.770%) due 04/26/2047 ~		37,097	17,411
2.161% (12MTA + 0.960%) due 06/26/2047 ~		700	499
3.575% due 04/26/2047 ~		7,719	4,666
Mortgage Equity Conversion Asset Trust
2.550% (T1Y + 0.500%) due 05/25/2042 «~		121,091	109,587
MortgageIT Securities Corp. Mortgage Loan Trust
2.102% (US0001M + 0.230%) due 06/25/2047 ~		28,480	27,151
MortgageIT Trust
2.122% (US0001M + 0.250%) due 11/25/2035 ~		9,714	8,766
Mortgages PLC
0.902% (BP0003M + 0.380%) due 01/31/2037 ~	GBP	4,120	5,716
0.982% (BP0003M + 0.460%) due 10/31/2038 ~		1,274	1,764
Motel 6 Trust
2.697% due 08/15/2034 ~		$41,007	41,197
2.967% due 08/15/2034 ~		35,723	35,889
3.927% due 08/15/2034 ~		3,625	3,650
MSJP HAUL
0.400% due 09/05/2047 ~(a)		31,700	1,430
0.887% due 09/05/2047 ~(a)		53,100	4,068
NAAC Reperforming Loan REMIC Trust
6.500% due 03/25/2034 ^		798	762
NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035 ^		2,762	2,812
Natixis Commercial Mortgage Securities Trust
2.527% due 02/15/2032 ~		78,613	78,687
2.727% due 02/15/2032 ~		20,900	20,920
2.927% due 02/15/2032 ~		15,542	15,557
3.163% due 10/15/2029 ~(a)		78,613	3,794
3.277% due 02/15/2032 ~		15,903	15,919
3.677% due 02/15/2032 ~		25,679	25,706
4.077% due 02/15/2032 ~		19,523	19,551
4.527% due 02/15/2032 ~		23,342	23,387
Newgate Funding PLC
0.273% (EUR003M + 0.600%) due 12/15/2050 ~	EUR	683	835
0.692% (BP0003M + 0.170%) due 12/01/2050 ~	GBP	2,650	3,603
0.923% (EUR003M + 1.250%) due 12/15/2050 ~	EUR	3,710	4,497
1.173% (EUR003M + 1.500%) due 12/15/2050 ~		6,208	7,424
1.606% (BP0003M + 1.000%) due 12/15/2050 ~	GBP	19,693	27,244
1.856% (BP0003M + 1.250%) due 12/15/2050 ~		5,565	7,536
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.152% (US0001M + 0.280%) due 04/25/2037 ~		$194	166
3.332% due 10/25/2035 ~		821	815
3.726% due 02/25/2036 ^~		834	702
3.771% due 08/25/2034 ~		4,142	3,924
3.866% due 02/25/2036 ~		2,393	2,188
5.159% due 03/25/2035		12	12
5.500% due 05/25/2033		6	6
6.000% due 05/25/2033		7	7
6.215% due 08/25/2036 ^~		7,579	3,022
6.431% due 08/25/2036 ^~		3,233	1,289
7.000% due 04/25/2033		6	6
Nomura Resecuritization Trust
0.724% due 08/27/2047		233,524	182,809
3.579% due 08/26/2034 ~		1,221	1,237

18	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.823% due 10/26/2036 ~		$5,104	$3,997
5.336% due 10/25/2036 ~		6,937	4,622
6.000% due 07/26/2037		15,426	9,725
NovaStar Mortgage Funding Trust
2.062% (LIBOR01M + 0.190%) due 09/25/2046 ~		14,204	12,707
2.077% (LIBOR01M + 0.205%) due 09/25/2046 ~		87,308	46,147
Paragon Mortgages PLC
0.761% (BP0003M + 0.240%) due 01/15/2039 ~	GBP	59,370	80,126
Prime Mortgage Trust
7.000% due 07/25/2034		$403	388
Proteus RMBS DAC
0.000% due 10/29/2054 «(b)(h)	EUR	633	265
0.000% due 10/29/2054 «~		102,128	90,901
0.149% due 10/29/2054 ~		741,725	913,099
0.999% due 10/29/2054 ~		207,375	255,291
Provident Funding Mortgage Loan Trust
2.452% (US0001M + 0.580%) due 05/25/2035 ~		$2,046	1,996
3.531% due 05/25/2035 ~		297	299
3.618% due 10/25/2035 ~		125	124
3.766% due 04/25/2034 ~		79	79
RBSSP Resecuritization Trust
1.378% (US0001M + 0.200%) due 12/26/2036 ~		5,175	4,985
1.871% (US0001M + 0.250%) due 03/26/2037 ~		75,560	60,057
1.941% (US0001M + 0.320%) due 08/26/2045 ~		114	96
2.124% due 05/28/2047 ~		33,224	28,445
3.254% due 12/26/2036 ~		29,106	28,254
3.323% due 10/26/2036 ~		18,565	17,480
3.371% (US0001M + 1.750%) due 12/26/2037 ~		23,684	18,504
3.589% due 07/26/2045 ~		25,662	26,286
3.627% due 10/26/2035 ~		695	697
3.630% due 08/28/2047 ~		220,774	184,688
3.703% due 12/26/2036 ^~		9,161	7,263
3.785% due 03/26/2036 ~		14,796	10,781
3.792% due 12/25/2035 ~		9,412	9,537
Regal Trust
2.277% (COF 11 + 1.500%) due 09/29/2031 ~		120	116
Reperforming Loan REMIC Trust
2.272% (US0001M + 0.400%) due 11/25/2034 ~		14,160	12,473
5.709% due 01/25/2034		29,124	28,908
Residential Accredit Loans, Inc. Trust
2.022% (US0001M + 0.150%) due 02/25/2047 ~		18,510	12,106
2.042% (US0001M + 0.170%) due 01/25/2037 ~		6,172	5,586
2.052% (US0001M + 0.180%) due 05/25/2036 ~		17,833	16,320
2.052% (US0001M + 0.180%) due 07/25/2036 ~		16,406	11,159
2.052% (US0001M + 0.180%) due 09/25/2036 ~		18,745	17,600
2.052% (US0001M + 0.180%) due 11/25/2036 ~		4,227	3,397
2.052% (US0001M + 0.180%) due 06/25/2046 ~		35,567	15,741
2.062% (US0001M + 0.190%) due 09/25/2036 ~		8,526	8,014
2.072% (US0001M + 0.200%) due 05/25/2047 ~		5,417	5,261
2.077% (US0001M + 0.205%) due 09/25/2046 ~		7,093	6,538
2.122% (US0001M + 0.250%) due 02/25/2036 ^~		15,663	12,550
2.132% (US0001M + 0.260%) due 12/25/2045 ~		26,317	20,719
2.142% (US0001M + 0.270%) due 05/25/2046 ^~		1,680	1,411
2.152% (US0001M + 0.280%) due 12/25/2045 ~		665	568
2.172% (US0001M + 0.300%) due 04/25/2037 ~		6,723	5,373
2.202% (US0001M + 0.330%) due 03/25/2037 ~		228	78
2.221% (US0001M + 0.300%) due 08/25/2035 ~		6,447	5,761
2.232% (US0001M + 0.360%) due 01/25/2037 ^~		1,350	1,022

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.272% (US0001M + 0.400%) due 06/25/2036 ~		$381	$298
2.283% (12MTA + 1.000%) due 01/25/2046 ^~		23,211	20,631
2.472% (US0001M + 0.600%) due 08/25/2036 ~		10,071	7,993
2.572% (US0001M + 0.700%) due 11/25/2035 ~		7,086	5,915
2.590% due 11/25/2037 ~		16,161	14,181
2.643% (12MTA + 1.360%) due 09/25/2045 ~		824	787
3.768% due 08/25/2035 ^~		738	499
3.905% due 07/25/2035 ~		11,916	10,111
4.099% due 07/25/2035 ~		6,608	5,472
4.348% due 12/25/2035 ~		11,439	10,471
4.390% due 12/26/2034 ^~		220	148
4.571% due 07/25/2035 ~		63	53
5.000% due 09/25/2019		28	28
5.500% due 01/25/2035		367	369
5.500% due 04/25/2035		8,892	8,787
5.500% due 08/25/2035 ^		51	49
5.750% due 12/25/2021 ^		200	193
6.000% due 10/25/2034		12,091	12,360
6.000% due 08/25/2035 ^		891	839
6.000% due 10/25/2035 ^		11,417	8,570
6.000% due 12/25/2035 ^		4,372	4,278
6.000% due 08/25/2036 ^		30,026	27,694
6.000% due 09/25/2036		5,251	4,733
6.000% due 01/25/2037		188	177
6.000% due 02/25/2037 ^		19,282	17,115
6.000% due 03/25/2037 ^		16,137	14,760
6.000% due 05/25/2037		15,007	13,743
6.000% due 05/25/2037 ^		2,146	1,966
6.000% due 06/25/2037 ^		30,452	28,065
6.500% due 08/25/2036		37,183	34,166
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031		120	129
7.500% due 12/25/2031		57	56
7.500% due 05/25/2032		59	61
7.500% due 07/25/2032		622	516
Residential Asset Securitization Trust
2.222% (US0001M + 0.350%) due 06/25/2036 ~		7,780	3,161
2.572% (US0001M + 0.700%) due 07/25/2036 ~		8,419	7,105
4.750% due 02/25/2019		9	8
5.500% due 07/25/2035		1,447	1,334
5.500% due 09/25/2035 ^		30,386	28,461
6.000% due 11/25/2036 ^		7,227	4,761
6.000% due 01/25/2037 ^		4,349	2,959
6.000% due 03/25/2037 ^		9,077	6,478
6.000% due 04/25/2037		892	807
6.000% due 08/25/2037		870	712
6.250% due 11/25/2036		13,286	9,045
6.500% due 09/25/2036		4,432	3,154
6.500% due 04/25/2037 ^		22,448	12,985
Residential Funding Mortgage Securities, Inc. Trust
3.500% due 09/25/2035 ~		1,069	968
3.635% due 08/25/2035 ^~		3,860	3,066
4.445% due 09/25/2036 ^~		157	151
4.548% due 10/25/2037 ^~		12,583	10,559
4.763% due 04/25/2037 ~		2,596	2,436
4.971% due 07/27/2037 ^~		247	215
5.250% due 01/25/2036 ^		122	116
5.333% due 10/25/2037 ^~		10,992	9,018
5.500% due 03/25/2037 ^		5,202	4,866
6.000% (US0001M + 0.600%) due 04/25/2037 ^~		253	239
6.000% due 04/25/2037 ^		4,831	4,569
6.000% due 10/25/2037 ^		909	784
6.500% due 03/25/2032		46	47
Residential Mortgage Securities PLC
2.794% (BP0003M + 2.250%) due 02/14/2041 ~	GBP	1,830	2,624
ResLoC UK PLC
0.000% due 12/15/2043 •	EUR	7,577	9,052
Ripon Mortgages PLC
1.326% (BP0003M + 0.800%) due 08/20/2056 ~	GBP	528,992	746,956
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	1,964	2,363
0.752% (BP0003M + 0.150%) due 06/12/2044 ~	GBP	17,578	24,033
0.772% (BP0003M + 0.170%) due 06/12/2044 ~		9,079	12,367
2.221% (US0003M + 0.150%) due 06/12/2044 ~		$3,301	3,223

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Sequoia Mortgage Trust
2.172% (US0001M + 0.350%) due 07/20/2033 ~		$89	$86
2.211% (US0006M + 0.660%) due 11/20/2034 ~		301	299
2.442% (US0001M + 0.620%) due 08/20/2034 ~		800	780
2.482% (US0001M + 0.660%) due 06/20/2033 ~		461	464
2.582% (US0001M + 0.760%) due 10/20/2027 ~		5	5
2.582% (US0001M + 0.760%) due 04/20/2033 ~		113	111
2.622% (US0001M + 0.800%) due 10/20/2027 ~		64	63
2.906% (US0006M + 0.800%) due 04/20/2033 ~		737	737
3.202% due 08/20/2047 ~		10,533	9,278
3.381% due 07/20/2037 ^~		10,218	8,977
3.407% due 02/20/2047 ~		420	377
3.460% due 09/20/2046 ^~		5,216	4,700
3.527% due 07/20/2037 ~		1,620	1,408
3.602% due 09/20/2046 ^~		730	609
Slate PLC
0.000% due 01/24/2051 (h)	GBP	100	47,157
Structured Adjustable Rate Mortgage Loan Trust
1.921% (LIBOR01M + 0.300%) due 09/25/2034 ~		$328	308
3.022% (US0001M + 1.150%) due 12/25/2037 ^~		9,863	9,715
3.290% due 11/25/2035 ^~		1,251	1,167
3.405% due 12/25/2034 ~		59	57
3.428% due 05/25/2036 ^~		6,818	5,915
3.445% due 06/25/2034 ~		203	212
3.446% due 11/25/2035 ^~		181	169
3.455% due 05/25/2035 ~		38	34
3.472% due 12/25/2034 ~		1,861	1,846
3.549% due 05/25/2035 ~		8,234	7,718
3.554% due 11/25/2034 ~		345	347
3.563% due 01/25/2036 ^~		5,442	4,266
3.568% due 10/25/2035 ^~		4,321	4,061
3.569% due 02/25/2036 ^~		4,958	4,697
3.579% due 07/25/2035 ^~		4,596	4,272
3.591% due 12/25/2035 ~		381	377
3.597% due 11/25/2034 ~		1,280	1,284
3.599% due 05/25/2036 ^~		9,581	8,841
3.603% due 05/25/2036 ^~		253	242
3.607% due 10/25/2034 ~		171	174
3.627% due 08/25/2035 ~		1,801	1,811
3.627% due 09/25/2036 ^~		4,460	4,099
3.628% due 09/25/2036 ^~		19,063	18,620
3.640% due 09/25/2036 ^~		18,586	14,722
3.644% due 08/25/2034 ~		23	23
3.666% due 09/25/2034 ~		124	125
3.685% due 11/25/2035 ~		485	431
3.690% due 07/25/2037 ^~		51	48
3.691% due 01/25/2037 ^~		7,123	6,569
3.702% due 03/25/2035 ~		10,702	9,384
3.707% due 04/25/2035 ~		97	96
3.711% (US0006M + 1.500%) due 10/25/2037 ^~		6,535	5,829
3.733% due 09/25/2035 ~		5,521	4,982
3.737% due 03/25/2035 ~		1,197	1,181
3.739% due 02/25/2036 ^~		8,019	6,917
3.742% due 04/25/2034 ~		14	15
3.861% due 03/25/2036 ^~		1,792	1,659
Structured Asset Mortgage Investments Trust
1.992% (US0001M + 0.120%) due 08/25/2036 ~		14,512	13,300
2.052% (US0001M + 0.180%) due 01/25/2037 ~		4,275	4,046
2.052% (US0001M + 0.180%) due 07/25/2046 ~		17,255	15,623
2.058% (US0001M + 0.250%) due 07/19/2035 ~		2,829	2,715

See Accompanying Notes	19

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.062% (US0001M + 0.190%) due 06/25/2036 ~		$9,564	$9,446
2.062% (US0001M + 0.190%) due 07/25/2046 ^~		11,953	10,506
2.072% (US0001M + 0.200%) due 05/25/2036 ~		16,157	14,752
2.072% (US0001M + 0.200%) due 10/25/2036 ~		7,145	6,552
2.082% (US0001M + 0.210%) due 04/25/2036 ~		35,631	32,805
2.082% (US0001M + 0.210%) due 05/25/2036 ~		337	284
2.082% (US0001M + 0.210%) due 08/25/2036 ^~		16,513	15,132
2.082% (US0001M + 0.210%) due 05/25/2046 ~		211	180
2.082% (US0001M + 0.210%) due 09/25/2047 ^~		28,042	26,913
2.092% (US0001M + 0.220%) due 09/25/2047 ~		23,655	22,404
2.102% (US0001M + 0.230%) due 02/25/2036 ^~		63,299	60,464
2.102% (US0001M + 0.230%) due 02/25/2036 ~		12,033	10,969
2.102% (US0001M + 0.230%) due 07/25/2046 ^~		19	18
2.152% (US0001M + 0.280%) due 02/25/2036 ^~		21,850	20,851
2.172% (US0001M + 0.300%) due 08/25/2036 ^~		6,378	4,606
2.332% (US0001M + 0.460%) due 05/25/2045 ~		1,684	1,579
2.422% (US0001M + 0.550%) due 09/25/2047 ~		30,065	32,138
2.488% (US0001M + 0.680%) due 05/19/2035 ~		1,649	1,630
2.722% (US0001M + 0.850%) due 05/25/2047 ~		4,792	4,403
3.052% due 05/25/2047 ~		49,933	41,512
3.447% due 05/25/2045 ^~		154	137
3.702% due 02/19/2035 ~		5	5
Structured Asset Securities Corp.
2.222% (US0001M + 0.350%) due 04/25/2035 ~		415	393
3.462% due 12/25/2033 ~		866	863
Structured Asset Securities Corp. Mortgage Loan Trust
2.472% (US0001M + 0.600%) due 10/25/2027 ~		421	417
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.493% due 01/25/2034 ~		218	219
3.517% due 03/25/2033 ~		167	167
3.598% due 07/25/2033 ~		485	489
3.608% due 11/25/2033 ~		124	125
3.622% due 09/25/2033 ~		360	364
3.782% due 11/25/2033 ~		378	376
5.449% due 07/25/2034 ~		10,240	10,473
Structured Asset Securities Corp. Trust
5.750% due 02/25/2035		3,459	3,526
5.750% due 08/25/2035		5,539	5,608
Suntrust Adjustable Rate Mortgage Loan Trust
3.707% due 02/25/2037 ^~		8,429	7,621
3.830% due 04/25/2037 ^~		2,667	2,240
TDA Mixto Fondo de Titulizacion de Activos
0.000% due 12/27/2030 •	EUR	217	266
0.000% due 03/22/2035 •		589	722
0.000% due 03/22/2035 •		452	553
0.000% due 06/22/2045 •		516	631
3.171% (EUR003M + 3.500%) due 03/22/2036 ~		1,200	1,543

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Terwin Mortgage Trust
2.152% (US0001M + 0.280%) due 10/25/2037 ~		$35,313	$13,434
Theatre Hospitals PLC
3.521% (BP0003M + 3.000%) due 10/15/2031 ~	GBP	63,872	87,597
Thornburg Mortgage Securities Trust
2.412% (US0001M + 0.540%) due 03/25/2044 ~		$186	177
3.068% due 12/25/2044 ~		55	54
3.151% due 10/25/2043 ~		326	321
3.927% (LIBOR01M + 1.250%) due 06/25/2047 ~		15,375	14,123
Tibet CMBS SRL
4.150% (EUR003M + 4.150%) due 12/09/2026 ~	EUR	22,602	28,015
Towd Point Mortgage Funding PLC
1.753% (BP0003M + 1.200%) due 02/20/2054 ~	GBP	4,769	6,747
Trinity Square PLC
1.671% (BP0003M + 1.150%) due 07/15/2051 ~		21,843	31,017
UBS Commercial Mortgage Trust
2.078% due 05/10/2045 ~(a)		$156,432	10,586
UBS-Barclays Commercial Mortgage Trust
1.148% due 04/10/2046 ~(a)		77,777	3,645
Uropa Securities PLC
0.000% due 10/10/2040 •	EUR	10,600	12,562
0.723% (BP0003M + 0.200%) due 10/10/2040 ~	GBP	31,600	42,599
Wachovia Mortgage Loan Trust LLC
3.549% due 05/20/2036 ~		$219	216
3.681% due 10/20/2035 ~		1,501	1,388
3.688% due 03/20/2037 ^~		84	76
3.695% due 08/20/2035 ^~		1,530	1,373
3.753% due 10/20/2035 ^~		1,245	1,221
3.759% due 10/20/2035 ~		288	296
WaMu Mortgage Backed Pass-Through Certificates
2.660% due 12/19/2039 ~		130	130
WaMu Mortgage Pass-Through Certificates Trust
1.983% (12MTA + 0.700%) due 02/25/2047 ^~		32,847	29,297
2.013% (12MTA + 0.730%) due 01/25/2047 ~		2,067	2,065
2.021% (12MTA + 0.820%) due 12/25/2046 ^~		19,302	17,592
2.023% (12MTA + 0.740%) due 01/25/2047 ^~		8,222	7,625
2.033% (12MTA + 0.750%) due 06/25/2047 ~		7,632	7,526
2.043% (12MTA + 0.760%) due 04/25/2047 ~		5,448	5,389
2.123% (12MTA + 0.840%) due 11/25/2046 ~		18,099	15,731
2.132% (US0001M + 0.260%) due 11/25/2045 ~		878	870
2.141% (12MTA + 0.940%) due 05/25/2046 ~		11,647	11,625
2.142% (US0001M + 0.270%) due 12/25/2045 ~		3,773	3,774
2.162% (US0001M + 0.290%) due 12/25/2045 ~		7,045	6,978
2.163% (12MTA + 0.880%) due 10/25/2046 ^~		62,873	56,820
2.202% (US0001M + 0.330%) due 01/25/2045 ~		9,064	8,976
2.222% (US0001M + 0.350%) due 01/25/2045 ~		154	151
2.243% (12MTA + 0.960%) due 09/25/2046 ~		11,307	10,283
2.262% (US0001M + 0.390%) due 10/25/2044 ~		2,209	2,208
2.263% (12MTA + 0.980%) due 06/25/2046 ~		1,331	1,341
2.263% (12MTA + 0.980%) due 07/25/2046 ~		17,896	15,560
2.272% (US0001M + 0.400%) due 10/25/2044 ~		2,866	2,812
2.273% (12MTA + 0.990%) due 06/25/2046 ~		3,320	3,278
2.277% (COF 11 + 1.500%) due 07/25/2046 ~		12,520	12,275
2.312% (US0001M + 0.440%) due 07/25/2044 ~		10,836	10,730
2.332% (US0001M + 0.460%) due 04/25/2045 ~		10,109	9,965
2.452% (US0001M + 0.580%) due 07/25/2045 ~		2,823	2,790
2.483% (12MTA + 1.200%) due 11/25/2042 ~		291	278

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.552% (US0001M + 0.680%) due 01/25/2045 ~		$5,599	$5,575
2.612% (US0001M + 0.740%) due 11/25/2034 ~		3,084	3,043
2.652% (US0001M + 0.780%) due 10/25/2045 ~		2,392	2,518
2.683% (12MTA + 1.400%) due 08/25/2042 ~		139	135
2.713% due 01/25/2037 ^~		5,578	5,257
2.751% due 10/25/2036 ^~		2,003	1,855
2.752% (US0001M + 0.880%) due 11/25/2034 ~		62	61
2.795% due 01/25/2037 ^~		13,367	12,695
2.876% due 10/25/2036 ^~		481	448
2.985% due 11/25/2036 ^~		1,515	1,468
2.989% due 01/25/2037 ^~		7,952	7,462
3.021% due 11/25/2036 ^~		4,557	4,376
3.050% due 05/25/2037 ^~		15,025	12,798
3.067% due 12/25/2036 ^~		103	94
3.113% due 06/25/2037 ^~		8,564	8,003
3.135% due 09/25/2036 ~		12,217	11,100
3.162% due 06/25/2037 ^~		3,298	3,132
3.214% due 03/25/2037 ^~		41,036	38,259
3.237% due 10/25/2035 ~		5,263	5,320
3.237% due 04/25/2037 ^~		26,411	25,387
3.253% due 08/25/2034 ~		1,147	1,167
3.254% due 12/25/2036 ^~		6,675	6,430
3.268% due 05/25/2037 ^~		2,016	1,927
3.285% due 07/25/2037 ^~		19,598	18,147
3.303% due 08/25/2046 ^~		126	119
3.309% due 01/25/2036 ^~		539	520
3.316% due 02/25/2037 ^~		4,359	4,200
3.319% due 08/25/2036 ^~		24,126	23,390
3.324% due 09/25/2035 ~		663	672
3.352% due 02/25/2037 ^~		19,412	18,591
3.357% due 02/25/2037 ^~		32,139	31,590
3.365% due 03/25/2037 ^~		19,947	18,755
3.368% due 02/25/2037 ^~		26,830	26,172
3.390% due 01/25/2036 ~		1,821	1,784
3.393% due 12/25/2035 ~		3,238	3,217
3.396% due 07/25/2037 ^~		3,714	3,471
3.399% due 03/25/2036 ~		5,039	4,840
3.408% due 02/25/2033 ~		651	649
3.447% due 01/25/2035 ~		2,936	3,012
3.468% due 08/25/2035 ~		48	45
3.499% due 01/25/2036 ~		6,052	5,626
3.644% due 03/25/2035 ~		2,271	2,244
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (h)	GBP	7	45,076
1.436% due 12/21/2049 ~		503,071	707,829
2.136% due 12/21/2049 ~		46,014	65,404
2.636% due 12/21/2049 ~		23,010	32,749
3.136% due 12/21/2049 ~		13,146	18,751
3.636% due 12/21/2049 ~		13,146	18,576
Warwick Finance Residential Mortgages Number Two PLC
0.000% due 09/21/2049 ~		200	193,997
3.136% (BP0003M + 2.500%) due 09/21/2049 ~		50,900	71,090
Washington Mutual Mortgage Pass-Through Certificates Trust
1.983% (12MTA + 0.700%) due 01/25/2047 ~		$33,532	27,130
1.983% (12MTA + 0.700%) due 04/25/2047 ~		7,972	6,810
2.003% (12MTA + 0.720%) due 12/25/2046 ~		9,923	7,925
2.053% (12MTA + 0.770%) due 04/25/2047 ~		11,229	8,537
2.062% (US0001M + 0.190%) due 07/25/2046 ~		478	418
2.102% (US0001M + 0.230%) due 12/25/2036 ~		8,183	7,439
2.132% (US0001M + 0.260%) due 12/25/2035 ~		598	550
2.133% (12MTA + 0.850%) due 10/25/2046 ^~		21,192	18,677
2.203% (12MTA + 0.920%) due 09/25/2046 ~		29,139	21,995
2.223% (12MTA + 0.940%) due 04/25/2046 ~		46,293	41,896
2.253% (12MTA + 0.970%) due 05/25/2046 ~		5,115	4,421

20	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.272% (US0001M + 0.400%) due 07/25/2035 ~	$1,919	$1,629
2.472% (US0001M + 0.600%) due 03/25/2036 ^~	2,236	2,073
3.322% (US0001M + 1.450%) due 09/25/2035 ^~	1,615	1,344
3.600% due 06/25/2033 ~	134	136
4.383% due 09/25/2036 ^	36,589	18,716
4.515% due 10/25/2036	81	52
4.815% due 10/25/2036	7,704	3,995
5.500% due 06/25/2035	3,226	3,160
5.500% due 08/25/2035	104	102
5.500% due 11/25/2035 ^	740	655
5.750% due 11/25/2035 ^	1,101	1,036
6.000% due 11/25/2035	3,895	3,951
6.000% due 04/25/2036 ^	4,449	4,110
6.000% due 07/25/2036	1,851	837
6.000% due 04/25/2037	15,954	15,513
6.221% due 07/25/2036 ^	28,320	12,622
6.449% due 07/25/2036 ^	2,576	1,164
6.500% due 11/25/2035	1,243	1,008
6.500% due 03/25/2036	18,559	15,570
6.500% due 05/25/2036 ^	7,051	6,166
6.500% due 08/25/2036 ^	37,258	29,065
7.500% due 04/25/2033	23	25
Wells Fargo Alternative Loan Trust
6.000% due 07/25/2037	1,247	1,230
Wells Fargo Commercial Mortgage Trust
1.275% due 11/15/2043 ~(a)	84,499	2,177
1.730% due 10/15/2049 ~(a)	321,765	33,239
2.508% due 12/15/2036 ~	26,400	26,412
3.324% due 01/15/2059	15,000	15,025
3.487% due 11/15/2048	5,000	5,057
3.933% due 12/15/2036 ~	5,000	4,998
Wells Fargo Mortgage Loan Trust
1.801% (US0001M + 0.180%) due 09/27/2047 ~	44,897	36,329
3.552% due 12/27/2046 ~	23,782	17,173
Wells Fargo Mortgage-Backed Securities Trust
2.172% (US0001M + 0.300%) due 04/25/2037 ^~	485	445
3.370% due 06/25/2034 ~	290	296
3.376% due 06/26/2035 ~	1,268	1,277
3.410% due 05/25/2036 ^~	4,119	4,204
3.478% due 12/25/2034 ~	51	52
3.488% due 10/25/2035 ~	519	522
3.489% due 08/25/2036 ^~	1,335	1,287
3.495% due 07/25/2036 ^~	1,007	1,019
3.502% due 06/25/2035 ~	212	219
3.535% due 07/25/2034 ~	230	237
3.537% due 09/25/2034 ~	100	103
3.561% due 10/25/2034 ~	8	8
3.603% due 04/25/2036 ^~	259	263
3.603% due 07/25/2036 ^~	33,489	32,755
3.604% due 09/25/2034 ~	54	56
3.616% due 05/25/2035 ~	347	350
3.631% due 10/25/2036 ^~	1,652	1,619
3.644% due 03/25/2036 ~	82	82
3.667% due 08/25/2033 ~	68	69
3.695% due 10/25/2034 ~	91	92
3.704% due 07/25/2034 ~	94	96
3.712% due 11/25/2037 ^~	98	94
3.741% due 11/25/2034 ~	301	309
3.755% due 03/25/2036 ~	1,239	1,259
3.759% due 03/25/2036 ^~	802	777
3.772% due 04/25/2036 ~	622	618
3.793% due 06/25/2035 ~	163	167
3.841% due 02/25/2035 ~	391	400
3.865% due 03/25/2035 ~	108	109
3.873% due 03/25/2035 ~	21,652	21,935
3.930% due 03/25/2035 ~	37	37
3.934% due 04/25/2035 ~	604	610
4.019% due 03/25/2036 ^~	4,602	4,588
4.052% due 04/25/2037 ^~	450	440
4.153% due 04/25/2036 ~	3,101	2,896
5.500% due 08/25/2035	31	32
5.500% due 11/25/2035	13,927	14,202
5.500% due 03/25/2036	494	485
5.500% due 04/25/2036	142	139
5.500% due 09/25/2037	285	286
5.750% due 03/25/2037 ^	1,438	1,428
6.000% due 06/25/2036 ^	956	941
6.000% due 07/25/2036 ^	121	122
6.000% due 08/25/2036 ^	1,071	1,064
6.000% due 09/25/2036 ^	77	75
6.000% due 11/25/2036 ^	301	302
6.000% due 04/25/2037 ^	177	177
6.000% due 06/25/2037 ^	1,990	1,983
6.000% due 07/25/2037 ^	2,795	2,812
6.000% due 08/25/2037 ^	199	196
6.000% due 08/25/2037	6	5
6.000% due 11/25/2037 ^	130	129

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
14.241% (- 2.75*US0001M + 19.388%) due 03/25/2036 ~	$132	$151
Wells Fargo-RBS Commercial Mortgage Trust
0.432% due 03/15/2047 ~(a)	83,202	2,121
1.300% due 03/15/2047 ~(a)	110,569	5,241
2.089% due 04/15/2045 ~(a)	71,653	4,480

Total Non-Agency Mortgage-Backed Securities (Cost $18,465,734)		19,836,569

ASSET-BACKED SECURITIES 19.8%
Aames Mortgage Investment Trust
3.072% (US0001M + 1.200%) due 06/25/2035 ~	10,800	10,424
3.597% (US0001M + 1.725%) due 01/25/2035 ^~	242	242
AASET Trust
3.967% due 05/16/2042	10,395	10,374
ABSC Manufactured Housing Contract Resecuritization Trust
8.400% due 12/02/2030 ~	17,259	17,421
Academic Loan Funding Trust
2.672% (US0001M + 0.800%) due 12/26/2044 ~	3,890	3,874
Accredited Mortgage Loan Trust
2.092% (US0001M + 0.220%) due 02/25/2037 ~	25,211	21,429
2.100% (US0001M + 0.480%) due 09/25/2035 ~	7,220	6,952
2.472% (US0001M + 0.600%) due 04/25/2034 ~	913	882
2.472% (US0001M + 0.600%) due 07/25/2034 ~	7,382	7,309
2.577% (US0001M + 0.705%) due 04/25/2035 ~	2,495	2,507
5.210% due 01/25/2034	2,349	2,416
ACE Securities Corp. Home Equity Loan Trust
1.932% (US0001M + 0.060%) due 10/25/2036 ~	224	124
1.962% (US0001M + 0.090%) due 07/25/2036 ^~	1,779	623
1.992% (US0001M + 0.120%) due 12/25/2036 ~	11,151	5,979
2.002% (US0001M + 0.130%) due 12/25/2036 ~	146,916	95,532
2.012% (US0001M + 0.140%) due 07/25/2036 ~	58,421	48,733
2.012% (US0001M + 0.140%) due 12/25/2036 ~	23,317	15,646
2.022% (US0001M + 0.150%) due 04/25/2036 ~	23,215	22,822
2.022% (US0001M + 0.150%) due 07/25/2036 ~	43,671	19,484
2.062% (US0001M + 0.190%) due 02/25/2036 ~	52,269	51,248
2.112% (US0001M + 0.240%) due 07/25/2036 ~	14,531	7,079
2.142% (US0001M + 0.270%) due 08/25/2036 ~	14,237	12,006
2.492% (US0001M + 0.620%) due 02/25/2036 ^~	3,223	3,043
2.532% (US0001M + 0.660%) due 11/25/2035 ~	4,483	4,486
2.572% (US0001M + 0.700%) due 08/25/2045 ~	4,743	4,666
2.637% (US0001M + 0.765%) due 08/25/2035 ~	5,169	5,142
2.672% (US0001M + 0.800%) due 02/25/2034 ~	213	215
2.727% (US0001M + 0.855%) due 07/25/2035 ~	3,702	3,725
2.772% (US0001M + 0.900%) due 09/25/2033 ~	2,239	2,221
2.847% (US0001M + 0.975%) due 06/25/2034 ~	11,620	11,793
2.847% (US0001M + 0.975%) due 07/25/2035 ~	18,000	18,227
2.862% (US0001M + 0.990%) due 06/25/2035 ~	4,016	4,092
2.877% (US0001M + 1.005%) due 07/25/2035 ~	17,500	17,433
2.922% (US0001M + 1.050%) due 12/25/2033 ~	1,809	1,795
2.952% (US0001M + 1.080%) due 02/25/2035 ~	172	172
Aegis Asset-Backed Securities Trust
2.112% (US0001M + 0.240%) due 01/25/2037 ~	11,186	9,031
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
2.922% (US0001M + 1.050%) due 01/25/2034 ~	588	551

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
AFC Home Equity Loan Trust
2.472% (LIBOR01M + 0.600%) due 09/27/2027 ~	$135	$133
2.522% (LIBOR01M + 0.650%) due 09/22/2028 ~	268	261
2.752% (LIBOR01M + 0.880%) due 02/25/2029 ~	397	376
ALESCO Preferred Funding Ltd.
0.000% due 12/23/2034 (h)	5,139	4,284
2.042% (US0003M + 0.320%) due 07/15/2037 ~	23,591	21,468
2.122% (US0003M + 0.400%) due 07/15/2037 ~	27,000	22,680
2.467% (LIBOR03M + 0.700%) due 07/30/2034 ~	7,000	6,160
2.472% (US0003M + 0.750%) due 05/01/2034 ~	7,000	6,720
2.551% (LIBOR03M + 0.280%) due 12/23/2037 ~	13,791	12,688
2.561% (LIBOR03M + 0.290%) due 07/23/2035 ~	26,041	25,520
2.591% (LIBOR03M + 0.320%) due 09/23/2037 ~	18,695	16,826
2.601% (LIBOR03M + 0.330%) due 12/23/2036 ~	39,518	35,566
2.611% (LIBOR03M + 0.340%) due 09/23/2036 ~	43,613	39,252
2.631% (LIBOR03M + 0.360%) due 06/23/2036 ~	28,398	26,090
2.671% (LIBOR03M + 0.400%) due 07/23/2035 ~	3,994	3,894
2.671% (LIBOR03M + 0.400%) due 09/23/2037 ~	2,255	1,894
2.721% (LIBOR03M + 0.450%) due 06/23/2036 ~	27,500	23,375
2.721% (LIBOR03M + 0.450%) due 12/23/2036 ~	7,500	6,375
2.741% (LIBOR03M + 0.470%) due 12/23/2035 ~	20,821	17,698
2.771% (LIBOR03M + 0.500%) due 09/23/2036 ~	12,000	10,380
2.791% (LIBOR03M + 0.520%) due 07/23/2035 ~	15,152	13,940
2.867% due 01/30/2034 ~	7,500	7,350
2.871% (LIBOR03M + 0.600%) due 03/23/2035 ~	5,000	4,350
2.921% (LIBOR03M + 0.650%) due 12/23/2034 ~	4,750	4,085
3.021% (US0003M + 0.750%) due 09/23/2038 ~	72,260	68,647
3.221% (US0003M + 0.950%) due 09/23/2038 ~	10,000	8,200
Allegro CLO Ltd.
2.987% (US0003M + 1.220%) due 01/30/2026 ~	41,700	41,699
AmeriCredit Automobile Receivables Trust
1.370% due 11/08/2019	2,205	2,205
Ameriquest Mortgage Securities Trust
1.972% (US0001M + 0.100%) due 10/25/2036 ~	9,639	4,416
2.112% (US0001M + 0.240%) due 10/25/2036 ~	24,069	11,169
2.242% (US0001M + 0.370%) due 04/25/2036 ~	13,000	12,151
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.302% (US0001M + 0.430%) due 01/25/2036 ~	15,183	15,117
2.322% (US0001M + 0.450%) due 01/25/2036 ~	6,211	6,214
2.452% (US0001M + 0.580%) due 01/25/2036 ~	14,093	13,195
2.472% (US0001M + 0.600%) due 08/25/2035 ~	1,831	1,840
2.522% (US0001M + 0.650%) due 08/25/2035 ~	12,300	12,450
2.572% (US0001M + 0.700%) due 11/25/2033 ~	82	76
2.592% (US0001M + 0.720%) due 03/25/2035 ~	2,778	2,791
2.667% (US0001M + 0.795%) due 03/25/2035 ~	9,000	9,055
2.742% (US0001M + 0.870%) due 07/25/2034 ~	196	197
2.787% (US0001M + 0.915%) due 01/25/2035 ~	1,189	1,191
2.847% (US0001M + 0.975%) due 05/25/2035 ~	1,425	1,413
2.862% (US0001M + 0.990%) due 11/25/2034 ~	20,335	20,621
2.892% (US0001M + 1.020%) due 08/25/2034 ~	16,732	16,734

See Accompanying Notes	21

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.892% (US0001M + 1.020%) due 10/25/2034 ~		$3,800	$3,846
2.907% (US0001M + 1.035%) due 12/25/2033 ~		391	391
3.022% (US0001M + 1.150%) due 08/25/2035 ~		14,800	12,142
3.042% (US0001M + 1.170%) due 03/25/2035 ~		1,500	1,273
3.597% (US0001M + 1.725%) due 05/25/2034 ~		11,176	11,236
3.962% due 07/25/2033		2,762	2,675
5.140% due 10/25/2033		43	44
5.247% (US0001M + 3.375%) due 11/25/2032 ~		2,761	2,661
5.397% (US0001M + 3.525%) due 11/25/2032 ^~		20	1
7.122% (US0001M + 5.250%) due 02/25/2033 ~		2,624	2,289
Amortizing Residential Collateral Trust
2.452% (US0001M + 0.580%) due 07/25/2032 ~		922	913
Apidos CLO
2.865% (US0003M + 1.120%) due 07/22/2026 ~		65,365	65,411
Arbour CLO DAC
0.850% (EUR003M + 0.850%) due 07/15/2027 ~	EUR	95,200	117,345
Ares CLO Ltd.
2.912% (US0003M + 1.190%) due 04/17/2026 ~		$25,000	25,015
3.375% (US0003M + 1.350%) due 12/05/2025 ~		23,700	23,796
Argent Securities Trust
1.962% (US0001M + 0.090%) due 07/25/2036 ~		6,193	2,577
1.982% (US0001M + 0.110%) due 09/25/2036 ~		8,383	3,672
2.022% (US0001M + 0.150%) due 07/25/2036 ~		147,148	103,449
2.047% (US0001M + 0.175%) due 04/25/2036 ~		27,779	18,446
2.052% (US0001M + 0.180%) due 04/25/2036 ~		8,135	3,584
2.112% (US0001M + 0.240%) due 06/25/2036 ~		6,709	2,660
2.112% (US0001M + 0.240%) due 07/25/2036 ~		6,591	2,807
2.112% (US0001M + 0.240%) due 09/25/2036 ~		5,237	2,318
2.142% (US0001M + 0.270%) due 05/25/2036 ~		19,375	7,671
2.152% (US0001M + 0.280%) due 04/25/2036 ~		8,089	3,629
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.362% (US0001M + 0.490%) due 10/25/2035 ~		8,000	8,008
2.907% (US0001M + 1.035%) due 01/25/2034 ~		2,772	2,782
Asset-Backed Funding Certificates Trust
1.982% (US0001M + 0.110%) due 01/25/2037 ~		16,041	10,850
2.002% (US0001M + 0.130%) due 01/25/2037 ~		68,671	51,306

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.012% (US0001M + 0.140%) due 10/25/2036 ~	$56,049	$43,457
2.012% (US0001M + 0.140%) due 11/25/2036 ~	9,122	6,325
2.022% (US0001M + 0.150%) due 09/25/2036 ~	19,738	18,850
2.032% (US0001M + 0.160%) due 11/25/2036 ~	19,492	12,310
2.032% (US0001M + 0.160%) due 01/25/2037 ~	90,037	61,304
2.092% (US0001M + 0.220%) due 01/25/2037 ~	53,795	36,917
2.122% (US0001M + 0.250%) due 11/25/2036 ~	3,934	2,502
2.152% (US0001M + 0.280%) due 09/25/2036 ~	28,258	16,131
2.532% (US0001M + 0.660%) due 03/25/2035 ~	5,213	5,205
2.547% (US0001M + 0.675%) due 06/25/2035 ~	9,556	9,606
2.847% (US0001M + 0.975%) due 06/25/2035 ~	11,537	9,590
2.872% (US0001M + 1.000%) due 06/25/2037 ~	4,242	3,404
2.997% (US0001M + 1.125%) due 12/25/2032 ~	1,385	1,394
Asset-Backed Securities Corp. Home Equity Loan Trust
2.012% (US0001M + 0.140%) due 07/25/2036 ~	2,743	2,696
2.022% (US0001M + 0.150%) due 12/25/2036 ~	8,008	7,803
2.032% (US0001M + 0.160%) due 05/25/2036 ~	3,129	3,103
2.122% (US0001M + 0.250%) due 03/25/2036 ~	10,132	7,573
2.292% (US0001M + 0.420%) due 01/25/2036 ~	10,000	6,765
2.752% (US0001M + 0.975%) due 12/15/2033 ~	5,275	5,283
2.772% (US0001M + 0.900%) due 06/25/2035 ~	14,798	14,730
2.817% (US0001M + 0.945%) due 04/25/2035 ~	1,509	1,517
2.817% (US0001M + 0.945%) due 05/25/2035 ~	13,289	13,408
3.072% (US0001M + 1.200%) due 06/25/2034 ~	3,430	3,413
3.427% (US0001M + 1.650%) due 03/15/2032 ~	357	356
Associates Manufactured Housing Pass-Through Certificates
7.150% due 03/15/2028 ~	4,777	5,246
B&M CLO Ltd.
3.122% (US0003M + 1.400%) due 04/16/2026 ~	93,400	93,510
Babson CLO Ltd.
2.881% (US0003M + 1.150%) due 10/17/2026 ~	29,200	29,195
2.895% (US0003M + 1.150%) due 07/20/2025 ~	15,400	15,400
3.042% (US0003M + 1.320%) due 01/15/2026 ~	38,100	38,100
BankAmerica Manufactured Housing Contract Trust
7.930% due 12/10/2025 ~	5,000	3,595
Bayview Financial Acquisition Trust
2.227% (LIBOR01M + 0.350%) due 05/28/2037 ~	8,096	7,723
Bayview Financial Asset Trust
2.322% (LIBOR01M + 0.450%) due 03/25/2037 ~	8,517	8,207
2.672% (LIBOR01M + 0.800%) due 03/25/2037 ~	4,426	4,302
2.772% (LIBOR01M + 0.900%) due 03/25/2037 ~	4,630	4,422
3.022% (LIBOR01M + 1.150%) due 03/25/2037 ~	2,516	2,380
3.372% (LIBOR01M + 1.500%) due 03/25/2037 ~	2,330	2,195
Bayview Financial Mortgage Pass-Through Trust
2.457% (US0001M + 0.580%) due 04/28/2036 ~	4,574	4,211
Bayview Financial Revolving Asset Trust
2.807% (LIBOR01M + 0.930%) due 12/28/2040 ~	4,816	4,497
Bear Stearns Asset-Backed Securities Trust
1.733% (US0001M + 0.500%) due 09/25/2034 ~	148	144
1.982% (US0001M + 0.110%) due 04/25/2031 ~	5,772	7,361
2.012% (US0001M + 0.140%) due 10/25/2036 ~	4,368	4,345
2.012% (US0001M + 0.140%) due 04/25/2037 ~	11,882	12,797

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.022% (US0001M + 0.150%) due 06/25/2036 ~	$17,217	$16,962
2.022% (US0001M + 0.150%) due 11/25/2036 ~	2,947	2,856
2.042% (US0001M + 0.170%) due 10/25/2036 ~	6,640	6,468
2.042% (US0001M + 0.170%) due 12/25/2036 ^~	10,509	10,732
2.052% (US0001M + 0.180%) due 06/25/2047 ~	7,151	7,166
2.062% (US0001M + 0.190%) due 05/25/2037 ~	3,866	4,185
2.092% (US0001M + 0.220%) due 06/25/2047 ~	21,602	21,517
2.112% (US0001M + 0.240%) due 06/25/2047 ~	13,400	13,221
2.152% (US0001M + 0.280%) due 04/25/2036 ~	5,946	5,964
2.172% (US0001M + 0.300%) due 06/25/2036 ~	7,200	6,119
2.192% (US0001M + 0.320%) due 01/25/2047 ~	1,711	1,709
2.212% (US0001M + 0.340%) due 05/25/2036 ^~	4,296	4,954
2.222% (US0001M + 0.350%) due 05/25/2037 ^~	14,210	10,793
2.252% (US0001M + 0.380%) due 04/25/2036 ~	8,819	9,224
2.252% (US0001M + 0.380%) due 01/25/2037 ~	7,766	7,395
2.272% (US0001M + 0.400%) due 08/25/2036 ~	5,238	5,235
2.272% (US0001M + 0.400%) due 09/25/2046 ~	6,552	6,338
2.292% (US0001M + 0.420%) due 12/25/2035 ~	7,324	7,340
2.302% (US0001M + 0.430%) due 12/25/2035 ~	6,836	6,549
2.312% (US0001M + 0.440%) due 12/25/2035 ^~	3,100	3,017
2.322% (US0001M + 0.450%) due 12/25/2035 ~	10,821	8,877
2.322% (US0001M + 0.450%) due 08/25/2036 ~	10,708	9,983
2.322% (US0001M + 0.450%) due 01/25/2047 ~	23,349	22,387
2.333% (12MTA + 1.050%) due 07/25/2036 ~	1,118	982
2.362% (US0001M + 0.490%) due 07/25/2035 ~	47	47
2.362% (US0001M + 0.490%) due 06/25/2036 ~	825	820
2.392% (US0001M + 0.520%) due 12/25/2035 ~	22,915	22,477
2.412% (US0001M + 0.540%) due 05/25/2036 ~	8,684	6,860
2.532% (US0001M + 0.660%) due 10/25/2032 ~	19	19
2.547% (US0001M + 0.675%) due 11/25/2035 ^~	8,469	8,464
2.552% (US0001M + 0.680%) due 10/25/2035 ~	28,161	27,499
2.572% (US0001M + 0.700%) due 11/25/2035 ^~	38,526	31,383
2.592% (US0001M + 0.720%) due 07/25/2035 ~	7,081	7,161
2.672% (LIBOR01M + 0.800%) due 10/27/2032 ~	84	81
2.742% (US0001M + 0.870%) due 02/25/2036 ~	5,785	4,908
2.822% (US0001M + 0.950%) due 10/25/2037 ~	16,111	14,106
2.847% (US0001M + 0.975%) due 02/25/2034 ~	1,013	980
2.847% (US0001M + 0.975%) due 08/25/2035 ~	5,601	5,615
2.872% (US0001M + 1.000%) due 10/25/2037 ~	29,510	26,872
2.872% (US0001M + 1.000%) due 11/25/2042 ~	1,244	1,242
2.877% (US0001M + 1.005%) due 06/25/2035 ~	21,813	21,906
2.937% due 10/25/2036 ~	138	119
2.952% (US0001M + 1.080%) due 06/25/2035 ~	7,500	7,198
2.997% (US0001M + 1.125%) due 02/25/2035 ~	2,681	2,701
3.222% (US0001M + 1.350%) due 01/25/2036 ~	4,485	4,094
3.372% (US0001M + 1.500%) due 04/25/2036 ~	8,942	7,806
3.622% (US0001M + 1.750%) due 09/25/2035 ~	14,750	14,179

22	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.747% (US0001M + 1.875%) due 08/25/2034 ~		$966	$965
5.500% due 08/25/2036		1,969	1,971
6.000% due 08/25/2036		6,886	5,945
6.500% due 08/25/2036 ^		3,776	2,367
BFNS 2017
3.994% due 01/25/2029 ~		10,000	9,975
BlueMountain CLO Ltd.
2.650% (US0003M + 0.890%) due 10/29/2025 ~		27,724	27,727
3.027% (US0003M + 1.260%) due 04/30/2026 ~		45,000	45,033
3.052% (US0003M + 1.330%) due 04/13/2027 ~		43,200	43,242
BNC Mortgage Loan Trust
1.972% (US0001M + 0.100%) due 03/25/2037 ~		652	653
1.972% (US0001M + 0.100%) due 05/25/2037 ~		25	25
Bombardier Capital Mortgage Securitization Corp.
5.980% due 03/15/2029 ~		1,272	1,323
6.530% due 10/15/2028 ~		1,702	1,770
6.805% due 12/15/2030 ~		503	511
6.975% due 12/15/2029 ~		8,934	3,498
7.180% due 12/15/2029 ~		22,669	9,126
7.575% due 06/15/2030 ~		16,139	6,474
7.935% due 12/15/2030 ~		10,000	10,439
Bosphorus CLO DAC
0.700% due 10/15/2025	EUR	2,459	3,029
Buckingham CDO Ltd.
1.936% (LIBOR01M + 0.250%) due 04/05/2041 ~		$685,149	104,554
1.936% (LIBOR01M + 0.250%) due 09/05/2051 ~		1,003,036	92,520
Camber PLC
2.000% (LIBOR03M + 0.200%) due 11/09/2053 ~		183,696	11,463
Carlyle Global Market Strategies Euro CLO Ltd.
0.654% (EUR006M + 0.930%) due 08/15/2027 ~	EUR	2,700	3,327
0.751% (EUR003M + 1.080%) due 04/15/2027 •		71,000	87,490
Carrington Mortgage Loan Trust
2.022% (US0001M + 0.150%) due 07/25/2036 ^~		$86,733	84,010
2.092% (US0001M + 0.220%) due 01/25/2037 ~		17,797	13,014
2.122% (US0001M + 0.250%) due 10/25/2036 ~		8,999	6,744
2.132% (US0001M + 0.260%) due 02/25/2037 ~		14,000	12,873
2.292% (US0001M + 0.420%) due 02/25/2037 ~		8,317	6,298
CDC Mortgage Capital Trust
2.787% (US0001M + 0.915%) due 11/25/2034 ~		122	120
Cent CLO Ltd.
3.067% (US0003M + 1.300%) due 01/30/2025 ~		4,522	4,524
3.090% (US0003M + 1.330%) due 10/29/2025 ~		12,179	12,194
3.203% (US0003M + 1.410%) due 11/07/2026 ~		75,800	75,854
Centex Home Equity Loan Trust
2.192% (US0001M + 0.320%) due 06/25/2036 ~		31,200	29,209
2.492% (US0001M + 0.620%) due 09/25/2034 ~		811	814
5.210% due 11/25/2028		271	274

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Chase Funding Trust
2.372% (US0001M + 0.500%) due 05/25/2032 ~	$116	$111
2.472% (US0001M + 0.600%) due 07/25/2033 ~	9	9
CHEC Loan Trust
2.512% (US0001M + 0.640%) due 06/25/2034 ~	376	365
Chrysler Capital Auto Receivables Trust
1.360% due 01/15/2020	1,912	1,912
CIFC Funding Ltd.
2.761% (US0001M + 1.020%) due 10/24/2025 ~	42,115	42,114
3.111% (US0003M + 1.380%) due 10/17/2026 ~	94,000	94,062
3.144% (US0003M + 1.200%) due 05/24/2026 ~	23,400	23,415
CIT Group Home Equity Loan Trust
2.847% (LIBOR01M + 0.975%) due 12/25/2031 ~	177	170
CIT Mortgage Loan Trust
3.222% (LIBOR01M + 1.350%) due 10/25/2037 ~	79,645	80,236
3.322% (LIBOR01M + 1.450%) due 10/25/2037 ^~	650	655
Citigroup Mortgage Loan Trust
1.932% (US0001M + 0.060%) due 07/25/2045 ~	2,218	1,771
1.952% (US0001M + 0.080%) due 01/25/2037 ~	18,762	13,446
1.972% (US0001M + 0.100%) due 12/25/2036 ~	5,042	3,605
2.012% (US0001M + 0.140%) due 12/25/2036 ~	3,181	3,164
2.032% (US0001M + 0.160%) due 09/25/2036 ~	7,941	6,582
2.032% (US0001M + 0.160%) due 12/25/2036 ~	10,229	7,398
2.042% (US0001M + 0.170%) due 05/25/2037 ~	18,312	15,916
2.052% (US0001M + 0.180%) due 01/25/2037 ~	112,086	81,268
2.062% (US0001M + 0.190%) due 05/25/2037 ~	50,425	37,783
2.082% (US0001M + 0.210%) due 12/25/2036 ~	8,241	7,863
2.122% (US0001M + 0.250%) due 12/25/2036 ~	14,644	11,887
2.122% (US0001M + 0.250%) due 01/25/2037 ~	36,490	26,671
2.132% (US0001M + 0.260%) due 03/25/2036 ~	6,808	5,863
2.142% (US0001M + 0.270%) due 05/25/2037 ~	25,635	21,419
2.322% (US0001M + 0.450%) due 03/25/2037 ~	21,391	19,919
2.472% (US0001M + 0.600%) due 12/25/2035 ~	29,842	25,738
2.577% (US0001M + 0.705%) due 01/25/2036 ~	7,204	6,973
4.575% due 10/25/2037	35,483	37,027
Citigroup Mortgage Loan Trust, Inc.
2.112% (US0001M + 0.240%) due 10/25/2036 ~	1,933	1,937
2.132% (US0001M + 0.260%) due 03/25/2037 ~	39,430	35,887
2.152% (US0001M + 0.280%) due 11/25/2036 ~	20,842	20,625
2.162% (US0001M + 0.290%) due 10/25/2036 ~	3,000	2,994
2.172% (US0001M + 0.300%) due 10/25/2036 ~	15,436	14,986
2.282% (US0001M + 0.410%) due 10/25/2035 ~	16,324	16,356
2.592% (US0001M + 0.720%) due 09/25/2035 ^~	7,577	7,624
2.922% (US0001M + 1.050%) due 02/25/2035 ~	1,164	1,113
5.249% due 08/25/2035	61	61
Colony American Finance Ltd.
2.554% due 11/15/2048	22,187	21,720
Conseco Finance Corp.
6.280% due 09/01/2030	21,850	22,981
6.320% due 07/01/2030	10,787	11,339
6.440% due 12/01/2030	13,149	13,984
6.540% due 04/01/2029	6,681	7,040
6.660% due 06/01/2030 ~	2,668	2,824
6.760% due 03/01/2030 ~	1,772	1,887
6.810% due 12/01/2028 ~	501	519
7.220% due 03/15/2028 ~	6,076	6,449
7.240% due 11/15/2028 ~	7,442	7,872
7.860% due 03/01/2030 ~	15,959	12,432

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Conseco Finance Securitizations Corp.
3.714% (US0001M + 2.050%) due 12/01/2033 ~	$13,314	$13,704
6.910% due 05/01/2033	40,865	45,286
7.360% due 06/01/2030 ~	71,027	48,992
7.360% due 08/01/2032 ~	2,812	2,922
7.424% due 03/01/2033 ~	14,883	16,341
7.490% due 07/01/2031	37,134	40,557
7.770% due 09/01/2031	15,507	17,011
7.954% due 12/01/2033 ~	5,935	6,615
7.960% due 05/01/2031	23,935	15,637
7.970% due 05/01/2032	7,236	3,677
8.060% due 09/01/2029 ~	7,422	3,986
8.200% due 05/01/2031	33,323	22,341
8.260% due 12/01/2030 ~	82,013	53,169
8.310% due 05/01/2032 ~	41,165	21,781
8.850% due 12/01/2030 ~	1,865	998
Coronado CDO Ltd.
2.545% (US0003M + 0.520%) due 09/04/2038 ~	6,835	6,595
Countrywide Asset-Backed Certificates
1.792% (US0001M + 0.240%) due 04/25/2037 ~	5,947	4,207
2.012% (US0001M + 0.140%) due 05/25/2035 ~	53,279	50,686
2.012% (US0001M + 0.140%) due 03/25/2037 ~	34,441	33,527
2.012% (US0001M + 0.140%) due 05/25/2037 ~	73,907	69,870
2.012% (US0001M + 0.140%) due 06/25/2037 ~	32,197	29,375
2.012% (US0001M + 0.140%) due 07/25/2037 ^~	55,041	47,917
2.012% (US0001M + 0.140%) due 08/25/2037 ~	118,368	107,387
2.012% (US0001M + 0.140%) due 04/25/2047 ~	35,279	34,379
2.012% (US0001M + 0.140%) due 06/25/2047 ~	31,865	30,052
2.022% (US0001M + 0.150%) due 01/25/2037 ~	6,194	6,181
2.022% (US0001M + 0.150%) due 05/25/2037 ~	13,178	13,039
2.022% (US0001M + 0.150%) due 12/25/2046 ~	6,916	6,917
2.022% (US0001M + 0.150%) due 04/25/2047 ~	10,744	10,456
2.022% (US0001M + 0.150%) due 06/25/2047 ^~	27,805	27,425
2.032% (US0001M + 0.160%) due 09/25/2036 ~	12,811	12,807
2.032% (US0001M + 0.160%) due 03/25/2037 ~	10,409	10,335
2.032% (US0001M + 0.160%) due 01/25/2046 ~	59,253	58,883
2.032% (US0001M + 0.160%) due 09/25/2046 ^~	9,773	9,699
2.042% (US0001M + 0.170%) due 05/25/2037 ~	2,089	2,080
2.042% (US0001M + 0.170%) due 06/25/2037 ~	20,928	20,882
2.042% (US0001M + 0.170%) due 06/25/2047 ~	2,364	2,345
2.052% (US0001M + 0.180%) due 06/25/2047 ~	36,128	35,938
2.052% (US0001M + 0.180%) due 11/25/2047 ^~	48,129	38,567
2.062% (US0001M + 0.190%) due 06/25/2047 ~	18,240	18,037
2.072% (US0001M + 0.200%) due 06/25/2047 ~	32,042	26,373
2.072% (US0001M + 0.200%) due 09/25/2047 ~	58,068	43,437
2.092% (US0001M + 0.220%) due 06/25/2037 ~	10,000	9,536
2.092% (US0001M + 0.220%) due 09/25/2037 ^~	20,180	16,944
2.092% (US0001M + 0.220%) due 06/25/2047 ^~	40,896	33,207
2.092% (US0001M + 0.220%) due 09/25/2047 ~	22,892	20,631
2.102% (US0001M + 0.230%) due 05/25/2037 ~	13,000	11,969
2.102% (US0001M + 0.230%) due 07/25/2037 ^~	46,686	35,484
2.102% (US0001M + 0.230%) due 10/25/2047 ~	19,722	19,295
2.112% (US0001M + 0.240%) due 11/25/2036 ~	11,924	11,394
2.112% (US0001M + 0.240%) due 03/25/2037 ~	24,109	16,858

See Accompanying Notes	23

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.112% (US0001M + 0.240%) due 06/25/2037 ~	$17,769	$17,642
2.112% (US0001M + 0.240%) due 12/25/2046 ~	32,297	30,907
2.122% (US0001M + 0.250%) due 02/25/2036 ~	9,200	8,608
2.122% (US0001M + 0.250%) due 03/25/2036 ^~	13,450	12,431
2.122% (US0001M + 0.250%) due 01/25/2037 ~	35,636	33,861
2.122% (US0001M + 0.250%) due 01/25/2046 ~	35,429	33,391
2.122% (US0001M + 0.250%) due 06/25/2047 ~	30,600	28,368
2.122% (US0001M + 0.250%) due 11/25/2047 ~	20,164	12,175
2.132% (US0001M + 0.260%) due 11/25/2037 ~	55,400	51,579
2.162% (US0001M + 0.290%) due 11/25/2036 ~	15,200	12,733
2.162% (US0001M + 0.290%) due 06/25/2037 ~	15,449	14,717
2.172% (US0001M + 0.300%) due 07/25/2036 ~	929	928
2.172% (US0001M + 0.300%) due 02/25/2037 ~	24,010	23,231
2.192% (US0001M + 0.320%) due 10/25/2036 ~	3,279	3,123
2.192% (US0001M + 0.320%) due 02/25/2037 ~	6,000	4,157
2.192% (US0001M + 0.320%) due 05/25/2047 ~	9,817	4,124
2.202% (US0001M + 0.330%) due 07/25/2036 ~	1,054	993
2.212% (US0001M + 0.340%) due 12/25/2036 ^~	16,136	8,999
2.222% (US0001M + 0.350%) due 03/25/2036 ^~	3,815	3,487
2.242% (US0001M + 0.370%) due 04/25/2036 ~	12,000	11,453
2.322% (US0001M + 0.450%) due 03/25/2047 ^~	8,570	5,230
2.372% (US0001M + 0.500%) due 01/25/2036 ~	8,000	8,024
2.382% (US0001M + 0.510%) due 02/25/2036 ~	18,000	17,726
2.392% (US0001M + 0.520%) due 01/25/2036 ~	18,468	18,474
2.532% (US0001M + 0.660%) due 12/25/2035 ~	13,300	13,449
2.572% (US0001M + 0.700%) due 12/25/2033 ~	1,703	1,653
2.622% (US0001M + 0.750%) due 05/25/2034 ~	1,354	1,356
2.632% (US0001M + 0.760%) due 01/25/2036 ~	2,675	2,307
2.642% (US0001M + 0.770%) due 11/25/2035 ~	324	325
2.672% (US0001M + 0.800%) due 10/25/2035 ~	17,938	18,055
2.712% (US0001M + 0.840%) due 10/25/2047 ~	34,127	33,807
2.732% (US0001M + 0.860%) due 05/25/2033 ~	188	186
2.772% (US0001M + 0.900%) due 05/25/2036 ~	1,075	1,031
2.847% (US0001M + 0.975%) due 11/25/2034 ~	7,000	7,021
2.922% (US0001M + 1.050%) due 07/25/2033 ~	1,419	1,416
2.922% (US0001M + 1.050%) due 11/25/2034 ~	9,989	10,022
2.937% (US0001M + 1.065%) due 08/25/2035 ~	17,955	18,233
3.122% (US0001M + 1.250%) due 12/25/2034 ~	2,725	2,725
3.447% (US0001M + 1.575%) due 08/25/2034 ~	10,000	8,095
3.702% (US0001M + 1.830%) due 12/25/2035 ~	6,500	2,667
3.949% due 04/25/2036 ~	17	17
4.465% due 02/25/2036 ~	596	603
4.769% due 10/25/2046 ^~	4,037	3,932
4.774% due 07/25/2036 ~	790	800
5.834% due 07/25/2034 ~	210	213
Countrywide Asset-Backed Certificates Trust
2.002% (US0001M + 0.130%) due 04/25/2046 ~	34,810	30,991
2.012% (US0001M + 0.140%) due 02/25/2037 ~	53,324	51,193

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.012% (US0001M + 0.140%) due 03/25/2037 ~		$60,625	$58,462
2.022% (US0001M + 0.150%) due 02/25/2037 ~		7,612	7,596
2.022% (US0001M + 0.150%) due 03/25/2047 ~		8,374	8,098
2.032% (US0001M + 0.160%) due 03/25/2037 ~		8,720	8,620
2.032% (US0001M + 0.160%) due 09/25/2046 ~		8,664	8,548
2.112% (US0001M + 0.240%) due 02/25/2037 ~		20,200	19,569
2.122% (US0001M + 0.250%) due 04/25/2046 ^~		5,027	4,778
2.332% (US0001M + 0.460%) due 05/25/2036 ~		15,000	14,856
2.342% (US0001M + 0.470%) due 04/25/2036 ~		31,420	31,252
2.362% (US0001M + 0.490%) due 04/25/2036 ~		43,050	38,586
2.532% (US0001M + 0.660%) due 08/25/2035 ~		17,997	17,780
2.592% (US0001M + 0.720%) due 05/25/2036 ~		15,000	12,398
2.652% (US0001M + 0.780%) due 11/25/2034 ~		670	667
2.672% (US0001M + 0.800%) due 08/25/2047 ~		49,480	49,105
2.727% (US0001M + 0.855%) due 08/25/2034 ~		9,419	9,218
2.772% (US0001M + 0.900%) due 11/25/2034 ~		609	608
2.877% (US0001M + 1.005%) due 07/25/2034 ~		3,088	3,098
3.147% (US0001M + 1.275%) due 04/25/2035 ~		3,846	3,912
4.047% (US0001M + 2.175%) due 07/25/2034 ~		343	333
4.495% due 03/25/2034 ~		5,503	5,580
4.495% due 02/25/2036 ~		2,995	3,014
4.574% due 10/25/2046 ^~		42	39
4.693% due 10/25/2035 ~		146	150
Credit Suisse First Boston Mortgage Securities Corp.
4.222% (US0001M + 2.350%) due 08/25/2032 ~		177	160
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 «(a)(h)		571	571
0.000% due 02/25/2056 ~		1,799,065	1,589,959
Credit-Based Asset Servicing and Securitization LLC
1.932% (US0001M + 0.060%) due 11/25/2036 ~		91	58
1.942% (US0001M + 0.070%) due 01/25/2037 ^~		631	282
1.992% (LIBOR01M + 0.120%) due 07/25/2037 ~		8,337	5,572
2.012% (US0001M + 0.140%) due 10/25/2036 ~		22,562	17,059
2.092% (LIBOR01M + 0.220%) due 07/25/2037 ~		7,707	5,194
2.102% (US0001M + 0.230%) due 11/25/2036 ~		8,107	5,259
2.122% (US0001M + 0.250%) due 07/25/2036 ~		12,000	11,214
2.212% (LIBOR01M + 0.340%) due 07/25/2037 ~		8,159	5,543
2.292% (US0001M + 0.420%) due 12/25/2035 ~		19,631	15,376
2.592% (US0001M + 0.720%) due 01/25/2035 ~		8,802	8,734
2.892% (US0001M + 1.020%) due 11/25/2033 ~		856	839
3.664% due 01/25/2037 ^		267	132
3.715% due 06/25/2035 ^		183	183
3.794% due 12/25/2035		10,076	9,764
6.780% due 05/25/2035		3,932	3,919
CSAB Mortgage-Backed Trust
6.089% due 12/25/2036		21,935	10,079
CVC Cordatus Loan Fund Ltd.
0.780% (EUR006M + 0.780%) due 01/24/2028 ~	EUR	77,300	95,623
CWABS Asset Backed Notes Trust
2.872% (US0001M + 1.000%) due 08/25/2047 ~		$1,208	1,189
CWHEQ Revolving Home Equity Loan Trust
2.007% (US0001M + 0.230%) due 02/15/2036 ~		3,464	3,367
DFC HEL Trust
3.747% (US0001M + 1.875%) due 12/25/2031 ~		3,244	3,209

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Dryden Senior Loan Fund
0.000% (US0003M + 1.160%) due 10/15/2026 ~		$13,950	$13,978
Duchess CLO BV
0.222% (EUR003M + 0.550%) due 02/28/2023 ~	EUR	5,000	6,134
Duke Funding High Grade Ltd.
2.027% (LIBOR01M + 0.140%) due 08/02/2049 ~		$803,954	82,084
2.117% (LIBOR01M + 0.230%) due 08/02/2049 ~		295,527	30,173
2.228% (LIBOR03M + 0.450%) due 08/02/2049 ~		102,000	4,406
Educational Funding Co. LLC
1.995% (US0003M + 0.250%) due 10/25/2029 ~		800	789
Ellington Loan Acquisition Trust
2.922% (US0001M + 1.050%) due 05/25/2037 ~		82,877	79,459
EMC Mortgage Loan Trust
2.612% (US0001M + 0.740%) due 05/25/2040 ~		72	67
2.812% (LIBOR01M + 0.940%) due 04/25/2042 ~		802	794
2.972% (LIBOR01M + 1.100%) due 08/25/2040 ~		481	469
2.972% (US0001M + 1.100%) due 11/25/2041 ~		28	27
Emerson Park CLO Ltd.
2.702% (US0003M + 0.980%) due 07/15/2025 ~		22,038	22,049
Encore Credit Receivables Trust
2.562% (US0001M + 0.690%) due 07/25/2035 ~		7,998	7,557
Equifirst Loan Securitization Trust
2.042% (US0001M + 0.170%) due 04/25/2037 ~		62,709	60,357
Equity One Mortgage Pass-Through Trust
5.495% due 12/25/2033		450	446
FAB UK Ltd.
1.085% (BP0006M + 0.500%) due 12/06/2045 ~	GBP	14,983	19,783
FBR Securitization Trust
2.562% (US0001M + 0.690%) due 11/25/2035 ~		$10,000	9,932
Fieldstone Mortgage Investment Trust
2.062% (US0001M + 0.190%) due 05/25/2036 ~		42,866	33,341
Finance America Mortgage Loan Trust
2.922% (US0001M + 1.050%) due 09/25/2033 ~		211	206
First Franklin Mortgage Loan Asset-Backed Certificates
2.697% (US0001M + 0.825%) due 05/25/2034 ~		4,721	4,674
3.582% (US0001M + 1.710%) due 05/25/2034 ~		288	276
First Franklin Mortgage Loan Trust
2.012% (US0001M + 0.140%) due 12/25/2036 ~		4,499	2,791
2.022% (US0001M + 0.150%) due 05/25/2036 ~		4,690	4,381
2.022% (US0001M + 0.150%) due 07/25/2036 ~		4,479	4,462
2.022% (US0001M + 0.150%) due 12/25/2036 ~		18,672	15,550
2.032% (US0001M + 0.160%) due 12/25/2037 ~		32,790	24,295

24	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.062% (US0001M + 0.190%) due 02/25/2036 ~	$24,262	$21,956
2.062% (US0001M + 0.190%) due 03/25/2036 ~	701	702
2.072% (US0001M + 0.200%) due 02/25/2036 ~	767	766
2.092% (US0001M + 0.220%) due 01/25/2038 ~	466	353
2.162% (US0001M + 0.290%) due 02/25/2036 ~	20,000	19,387
2.182% (US0001M + 0.310%) due 09/25/2036 ~	20,034	17,979
2.232% (US0001M + 0.360%) due 11/25/2035 ~	39,003	37,040
2.232% (US0001M + 0.360%) due 03/25/2036 ~	17,894	12,726
2.252% (US0001M + 0.380%) due 02/25/2036 ~	22,712	16,973
2.322% (US0001M + 0.450%) due 11/25/2036 ~	37,673	37,747
2.342% (US0001M + 0.470%) due 07/25/2035 ~	7,275	7,313
2.532% (US0001M + 0.660%) due 05/25/2036 ~	1,512	1,512
2.607% (US0001M + 0.735%) due 12/25/2034 ~	3,037	3,090
2.607% (US0001M + 0.735%) due 09/25/2035 ~	13,390	13,477
2.652% (US0001M + 0.780%) due 09/25/2035 ~	10,778	10,734
2.652% (US0001M + 0.780%) due 06/25/2036 ~	16,775	14,569
2.697% (US0001M + 0.825%) due 06/25/2034 ~	10,889	10,725
2.742% (US0001M + 0.870%) due 09/25/2034 ~	7,350	7,338
2.772% (US0001M + 0.900%) due 01/25/2035 ~	2,960	2,990
2.822% (US0001M + 0.950%) due 07/25/2033 ~	3,777	3,627
2.847% (US0001M + 0.975%) due 05/25/2035 ~	34,529	31,815
2.877% (US0001M + 1.005%) due 09/25/2035 ~	12,600	9,751
3.147% (US0001M + 1.275%) due 07/25/2034 ~	23,372	23,769
First Investors Auto Owner Trust
1.530% due 11/16/2020	5,999	5,981
First NLC Trust
2.577% (US0001M + 0.705%) due 12/25/2035 ~	6,600	6,639
Flagship Credit Auto Trust
1.930% due 12/15/2021	12,957	12,913
Flatiron CLO Ltd.
2.891% (US0003M + 1.160%) due 01/17/2026 ~	34,380	34,383
Fremont Home Loan Trust
1.972% (US0001M + 0.100%) due 08/25/2036 ~	6,106	2,926
2.002% (US0001M + 0.130%) due 11/25/2036 ~	28,516	14,204
2.007% (US0001M + 0.135%) due 10/25/2036 ~	15,373	13,802
2.032% (US0001M + 0.160%) due 08/25/2036 ~	40,486	19,566
2.042% (US0001M + 0.170%) due 02/25/2036 ~	20,787	19,578
2.042% (US0001M + 0.170%) due 02/25/2037 ~	21,600	12,343
2.052% (US0001M + 0.180%) due 04/25/2036 ~	1,856	1,549
2.092% (US0001M + 0.220%) due 01/25/2037 ~	31,421	18,882
2.112% (US0001M + 0.240%) due 08/25/2036 ~	7,425	3,624
2.122% (US0001M + 0.250%) due 05/25/2036 ~	8,286	5,662
2.142% (US0001M + 0.270%) due 04/25/2036 ~	22,370	14,069
2.322% (US0001M + 0.450%) due 01/25/2036 ~	43,992	35,165
2.922% (US0001M + 1.050%) due 11/25/2034 ~	6,400	6,354
3.027% (US0001M + 1.155%) due 06/25/2035 ~	10,069	8,108
Galaxy CLO Ltd.
2.980% (US0003M + 1.130%) due 11/16/2025 ~	7,381	7,387
GE-WMC Mortgage Securities Trust
1.912% (US0001M + 0.040%) due 08/25/2036 ~	4	2
2.002% (US0001M + 0.130%) due 08/25/2036 ~	6,506	6,343

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
GM Financial Automobile Leasing Trust
1.350% due 02/20/2019	$18,414	$18,392
Goal Structured Solutions Trust
2.522% (US0001M + 0.650%) due 09/25/2041 ~	22,908	22,812
GoldenTree Loan Opportunities Ltd.
2.895% (US0003M + 1.150%) due 04/25/2025 ~	14,521	14,531
Greenpoint Manufactured Housing
5.265% (US0001M + 3.500%) due 10/14/2031 ~	19,418	20,530
5.308% (US0001M + 3.500%) due 11/17/2031 ~	14,600	14,670
5.324% due 06/08/2031 ~	15,833	15,837
8.300% due 10/15/2026 ~	3,804	4,110
Greenpoint Manufactured Housing Contract Trust Pass-Through Certificates
3.854% (US0001M + 2.000%) due 11/22/2031 ~	17,235	16,976
GSAA Home Equity Trust
1.932% (US0001M + 0.060%) due 05/25/2036 ~	8,224	4,021
1.942% (US0001M + 0.070%) due 03/25/2036 ~	32	19
1.992% (US0001M + 0.120%) due 06/25/2036 ~	65,738	31,595
2.042% (US0001M + 0.170%) due 10/25/2036 ~	55,127	29,533
2.042% (US0001M + 0.170%) due 02/25/2037 ~	12,627	6,949
2.052% (US0001M + 0.180%) due 03/25/2036 ~	32,473	18,951
2.052% (US0001M + 0.180%) due 05/25/2036 ~	23,922	12,320
2.112% (US0001M + 0.240%) due 06/25/2036 ~	4,615	2,647
2.142% (US0001M + 0.270%) due 10/25/2035 ~	1,535	1,528
2.142% (US0001M + 0.270%) due 03/25/2036 ~	28,521	21,273
2.192% (US0001M + 0.320%) due 04/25/2047 ~	21,594	15,734
2.222% (US0001M + 0.350%) due 08/25/2037 ~	17,175	16,352
2.242% (US0001M + 0.370%) due 06/25/2035 ~	245	247
2.242% (US0001M + 0.370%) due 10/25/2035 ~	20,064	19,577
2.362% (US0001M + 0.490%) due 06/25/2035 ~	3,000	2,742
2.402% (US0001M + 0.530%) due 08/25/2035 ~	4,304	3,834
5.344% due 09/25/2035 ~	343	288
5.772% due 11/25/2036 ^~	10,632	5,921
6.000% due 11/25/2037 ^	672	586
6.448% due 06/25/2036	26,081	13,162
GSAA Trust
2.092% (US0001M + 0.220%) due 05/25/2047 ~	3,307	2,731
GSAMP Trust
1.942% (US0001M + 0.070%) due 12/25/2036 ~	850	449
1.952% (US0001M + 0.080%) due 11/25/2036 ~	1,418	837
1.962% (US0001M + 0.090%) due 01/25/2037 ~	3,143	2,015
2.012% (US0001M + 0.140%) due 06/25/2036 ~	22,376	21,981
2.012% (US0001M + 0.140%) due 08/25/2036 ~	33,330	31,820
2.012% (US0001M + 0.140%) due 11/25/2036 ~	34,521	20,675
2.022% (US0001M + 0.150%) due 05/25/2046 ~	28,474	28,095
2.042% (US0001M + 0.170%) due 01/25/2037 ~	6,265	5,836
2.052% (US0001M + 0.180%) due 11/25/2035 ~	213	43
2.072% (US0001M + 0.200%) due 11/25/2036 ~	19,373	11,761
2.112% (US0001M + 0.240%) due 12/25/2035 ~	11,989	12,008
2.112% (US0001M + 0.240%) due 06/25/2036 ~	5,731	3,817
2.142% (US0001M + 0.270%) due 03/25/2047 ~	32,573	27,067
2.172% (US0001M + 0.300%) due 06/25/2036 ~	6,712	4,728
2.172% (US0001M + 0.300%) due 10/25/2036 ^~	1,645	169
2.302% (US0001M + 0.430%) due 11/25/2035 ~	15,141	15,196
2.322% (US0001M + 0.450%) due 12/25/2035 ~	7,835	5,340

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.517% (US0001M + 0.645%) due 11/25/2035 ^~		$13,433	$9,931
2.547% (US0001M + 0.675%) due 02/25/2035 ~		2,061	2,076
2.607% (US0001M + 0.735%) due 07/25/2045 ~		3,734	3,759
2.652% (US0001M + 0.780%) due 07/25/2045 ~		19,366	19,351
3.022% (US0001M + 1.150%) due 12/25/2034 ~		21,258	20,843
3.072% (US0001M + 1.200%) due 10/25/2034 ~		1,450	1,445
GSRPM Mortgage Loan Trust
2.172% (US0001M + 0.300%) due 03/25/2035 ~		694	690
2.172% (US0001M + 0.300%) due 09/25/2036 ~		966	967
Home Equity Asset Trust
2.057% (US0001M + 0.185%) due 07/25/2037 ~		5,415	5,414
2.342% (US0001M + 0.470%) due 01/25/2036 ~		5,000	4,560
2.342% (US0001M + 0.470%) due 04/25/2036 ~		18,000	14,862
2.572% (US0001M + 0.700%) due 12/25/2033 ~		97	96
2.632% (US0001M + 0.760%) due 11/25/2032 ~		128	126
2.772% (US0001M + 0.900%) due 11/25/2034 ~		933	943
3.072% (US0001M + 1.200%) due 06/25/2032 ^~		2,312	2,297
Home Equity Mortgage Loan Asset-Backed Trust
2.032% (US0001M + 0.160%) due 11/25/2036 ~		12,352	10,413
2.072% (US0001M + 0.200%) due 07/25/2037 ~		20,460	13,656
2.112% (US0001M + 0.240%) due 08/25/2036 ~		3,115	2,760
2.152% (US0001M + 0.280%) due 06/25/2036 ~		8,000	7,329
2.172% (US0001M + 0.300%) due 03/25/2036 ~		25,000	19,674
2.192% (US0001M + 0.320%) due 04/25/2037 ~		17,030	15,402
2.312% (US0001M + 0.440%) due 03/25/2036 ~		4,200	3,729
House of Europe Funding PLC
0.000% due 12/15/2090 •	EUR	13,959	17,173
Hout Bay Corp.
1.936% (LIBOR01M + 0.250%) due 07/05/2041 ~		$505,660	158,019
2.136% (LIBOR01M + 0.450%) due 07/05/2041 ~		34,165	2,187
2.266% (LIBOR01M + 0.580%) due 07/05/2041 ~		4,046	306
HSI Asset Loan Obligation Trust
4.868% due 12/25/2036		11,298	6,377
HSI Asset Securitization Corp. Trust
1.922% (US0001M + 0.050%) due 10/25/2036 ~		2,984	1,563
1.982% (US0001M + 0.110%) due 10/25/2036 ~		23,792	12,604
2.012% (US0001M + 0.140%) due 01/25/2037 ~		77,610	64,644

See Accompanying Notes	25

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.032% (US0001M + 0.160%) due 03/25/2036 ~	$6,792	$6,756
2.032% (US0001M + 0.160%) due 10/25/2036 ~	12,466	6,664
2.032% (US0001M + 0.160%) due 05/25/2037 ~	18,298	18,042
2.042% (US0001M + 0.170%) due 12/25/2036 ~	34,864	14,512
2.062% (US0001M + 0.190%) due 04/25/2037 ~	20,552	12,351
2.112% (US0001M + 0.240%) due 10/25/2036 ~	2,777	1,506
2.132% (US0001M + 0.260%) due 04/25/2037 ~	8,280	5,022
2.202% (US0001M + 0.330%) due 02/25/2036 ~	15,384	14,313
2.242% (US0001M + 0.370%) due 01/25/2036 ~	7,485	7,471
IMC Home Equity Loan Trust
7.520% due 08/20/2028	46	50
IndyMac Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 07/25/2036 ~	36,030	17,418
IXIS Real Estate Capital Trust
2.022% (US0001M + 0.150%) due 01/25/2037 ~	94,485	49,791
2.032% (US0001M + 0.160%) due 08/25/2036 ~	74,505	31,329
2.032% (US0001M + 0.160%) due 05/25/2037 ~	38,383	14,501
2.132% (US0001M + 0.260%) due 08/25/2036 ~	37,828	16,154
2.272% (US0001M + 0.400%) due 03/25/2036 ^~	14,691	9,575
2.502% (US0001M + 0.630%) due 02/25/2036 ~	5,568	5,504
2.817% (US0001M + 0.945%) due 02/25/2035 ~	1,893	1,871
JPMorgan Mortgage Acquisition Corp.
2.052% (US0001M + 0.180%) due 02/25/2036 ~	1,172	1,174
2.052% (US0001M + 0.180%) due 03/25/2036 ~	23,495	23,101
2.142% (US0001M + 0.270%) due 03/25/2036 ~	40,500	35,982
2.162% (US0001M + 0.290%) due 05/25/2035 ~	12,991	12,986
2.532% (US0001M + 0.660%) due 09/25/2035 ~	13,039	13,035
2.577% (US0001M + 0.705%) due 09/25/2035 ~	10,682	10,364
2.802% (US0001M + 0.930%) due 06/25/2035 ~	16,467	15,601
JPMorgan Mortgage Acquisition Trust
1.972% (US0001M + 0.100%) due 03/25/2047 ~	166	119
1.982% (US0001M + 0.110%) due 08/25/2036 ~	5,746	4,566
2.002% (US0001M + 0.130%) due 08/25/2036 ~	35,698	34,502
2.007% (US0001M + 0.135%) due 07/25/2036 ~	43,987	35,068
2.012% (US0001M + 0.140%) due 10/25/2036 ~	2,256	2,255
2.012% (US0001M + 0.140%) due 11/25/2036 ~	19,728	18,155
2.022% (US0001M + 0.150%) due 07/25/2036 ~	6,281	6,280
2.032% (US0001M + 0.160%) due 05/25/2036 ~	1,045	1,046
2.032% (US0001M + 0.160%) due 06/25/2036 ~	8,383	8,381
2.032% (US0001M + 0.160%) due 01/25/2037 ~	3,716	3,719
2.042% (US0001M + 0.170%) due 04/25/2036 ~	4,542	4,536
2.082% (US0001M + 0.210%) due 03/25/2037 ~	19,035	19,002
2.102% (US0001M + 0.230%) due 07/25/2036 ~	3,726	3,728
2.112% (US0001M + 0.240%) due 05/25/2037 ~	9,924	8,588
2.132% (US0001M + 0.260%) due 07/25/2036 ~	18,125	17,682
2.142% (US0001M + 0.270%) due 07/25/2036 ~	14,000	13,456
2.162% (US0001M + 0.290%) due 05/25/2036 ~	19,000	15,009
2.192% (US0001M + 0.320%) due 04/25/2036 ~	26,803	24,006

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.787% due 10/25/2030 ^	$2,027	$1,460
4.787% due 01/25/2037 ^	21	15
5.830% due 07/25/2036 ^	7,198	3,730
6.410% due 07/25/2036 ^	10,263	5,313
KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	30,741	30,719
KGS Alpha SBA Trust
1.020% due 04/25/2038 «~(a)	39,864	1,040
Kitty Hawk CLO LLC
2.932% (US0003M + 1.210%) due 04/15/2027 ~	37,200	37,233
Kodiak CDO Ltd.
2.133% (LIBOR03M + 0.340%) due 11/07/2042 ~	10,926	10,817
KVK CLO Ltd.
2.872% (US0003M + 1.150%) due 01/15/2026 ~	13,200	13,205
Legacy Mortgage Asset Trust
0.000% due 01/28/2070 «~	10,636	7,895
3.085% due 12/25/2056 ~	1,308,626	1,198,790
3.398% (US0001M + 1.750%) due 01/28/2070 ~	1,212,129	1,240,715
4.000% due 06/07/2060 «(c)	502,642	493,767
11.330% due 01/28/2070 ~	383,668	363,188
Lehman ABS Manufactured Housing Contract Trust
5.270% due 04/15/2040	239	242
Lehman XS Trust
2.012% (US0001M + 0.140%) due 02/25/2037 ^~	274	418
2.022% (US0001M + 0.150%) due 04/25/2037 ^~	863	743
2.032% (US0001M + 0.160%) due 05/25/2036 ~	37,741	37,848
2.042% (US0001M + 0.170%) due 02/25/2037 ^~	38,054	30,729
2.052% (US0001M + 0.180%) due 02/25/2037 ~	27,068	23,544
2.102% (US0001M + 0.230%) due 02/25/2037 ~	6,926	4,829
2.152% (US0001M + 0.280%) due 05/25/2036 ~	19,946	19,662
6.140% due 04/25/2036	30,870	30,322
Limerock CLO Ltd.
3.034% (US0003M + 1.300%) due 04/18/2026 ~	29,758	29,784
Long Beach Mortgage Loan Trust
1.962% (US0001M + 0.090%) due 09/25/2036 ~	13,123	5,669
1.972% (US0001M + 0.100%) due 12/25/2036 ~	10,752	5,604
1.982% (US0001M + 0.110%) due 11/25/2036 ~	7,946	3,691
2.017% (US0001M + 0.145%) due 07/25/2036 ~	34,417	25,281
2.022% (US0001M + 0.150%) due 05/25/2036 ~	68,445	46,814
2.022% (US0001M + 0.150%) due 06/25/2036 ~	77,849	45,361
2.022% (US0001M + 0.150%) due 09/25/2036 ~	65,780	45,338
2.027% (US0001M + 0.155%) due 10/25/2036 ~	65,145	45,890
2.032% (US0001M + 0.160%) due 10/25/2036 ~	3,326	1,501
2.032% (US0001M + 0.160%) due 12/25/2036 ~	4,611	3,430
2.032% (US0001M + 0.160%) due 05/25/2046 ~	14,883	13,447
2.042% (US0001M + 0.170%) due 12/25/2036 ~	48,260	25,377
2.072% (US0001M + 0.200%) due 01/25/2036 ~	39,587	37,402
2.092% (US0001M + 0.220%) due 02/25/2036 ~	35,276	34,350
2.112% (US0001M + 0.240%) due 08/25/2036 ~	8,378	4,814
2.132% (US0001M + 0.260%) due 05/25/2036 ~	3,970	1,918
2.172% (US0001M + 0.300%) due 01/25/2036 ~	49,344	42,552
2.502% (US0001M + 0.630%) due 01/25/2046 ~	50,453	43,644
2.517% (US0001M + 0.645%) due 11/25/2035 ~	37,764	37,482
2.522% (US0001M + 0.650%) due 09/25/2034 ~	636	599
2.532% (US0001M + 0.660%) due 01/25/2046 ~	65	66
2.632% (US0001M + 0.760%) due 08/25/2045 ~	4,029	4,063

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.667% (US0001M + 0.795%) due 06/25/2034 ~		$4,412	$4,379
2.727% (US0001M + 0.855%) due 07/25/2034 ~		2,662	2,660
2.733% (LIBOR01M + 1.125%) due 05/25/2032 ~		46	46
2.997% (US0001M + 1.125%) due 07/25/2033 ~		4,545	4,555
4.872% (US0001M + 3.000%) due 11/25/2032 ~		16	17
Madison Avenue Manufactured Housing Contract Trust
5.122% (LIBOR01M + 3.250%) due 03/25/2032 ~		6,000	6,172
Madison Park Funding Ltd.
2.849% (US0003M + 1.110%) due 01/19/2025 ~		35,200	35,236
3.005% (US0003M + 1.260%) due 07/20/2026 ~		65,200	65,202
3.075% (US0003M + 1.330%) due 04/20/2026 ~		31,200	31,239
Malin CLO BV
0.000% due 05/07/2023 •	EUR	9,681	11,916
Mastr Asset Backed Securities Trust
1.922% (US0001M + 0.050%) due 11/25/2036 ~		$8	4
1.922% (US0001M + 0.050%) due 01/25/2037 ~		37,713	15,823
2.112% (US0001M + 0.240%) due 06/25/2036 ~		5,979	3,580
2.112% (US0001M + 0.240%) due 08/25/2036 ~		7,417	4,135
2.132% (US0001M + 0.260%) due 02/25/2036 ~		6,213	6,092
2.242% (LIBOR01M + 0.370%) due 01/25/2037 ~		15,148	9,274
2.372% (US0001M + 0.500%) due 10/25/2035 ^~		19,698	18,153
MASTR Asset-Backed Securities Trust
1.922% (US0001M + 0.050%) due 08/25/2036 ~		6,433	3,393
1.922% (US0001M + 0.050%) due 10/25/2036 ~		48,261	21,468
1.972% (US0001M + 0.100%) due 08/25/2036 ~		12,788	6,152
1.972% (US0001M + 0.100%) due 10/25/2036 ~		11,452	7,365
1.972% (US0001M + 0.100%) due 11/25/2036 ~		21,447	15,376
1.972% (US0001M + 0.100%) due 01/25/2037 ~		39,387	16,628
1.992% (US0001M + 0.120%) due 10/25/2036 ~		39,796	17,905
2.002% (US0001M + 0.130%) due 10/25/2036 ~		34,967	22,028
2.017% (US0001M + 0.145%) due 10/25/2036 ~		71,140	34,895
2.022% (US0001M + 0.150%) due 04/25/2036 ~		33,453	13,833
2.022% (US0001M + 0.150%) due 08/25/2036 ~		24,384	12,679
2.032% (US0001M + 0.160%) due 10/25/2036 ~		4,568	2,961

26	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.032% (US0001M + 0.160%) due 01/25/2037 ~	$43,492	$18,484
2.072% (US0001M + 0.200%) due 04/25/2036 ~	74,142	24,885
2.082% (US0001M + 0.210%) due 11/25/2036 ~	4,579	2,301
2.082% (US0001M + 0.210%) due 05/25/2037 ~	3,627	3,454
2.112% (US0001M + 0.240%) due 08/25/2036 ~	53,639	27,645
2.117% (US0001M + 0.245%) due 10/25/2036 ~	7,904	3,937
2.162% (US0001M + 0.290%) due 01/25/2036 ~	10,810	10,574
2.172% (US0001M + 0.300%) due 05/25/2037 ~	12,674	12,131
2.472% (US0001M + 0.600%) due 01/25/2036 ~	2,706	2,718
2.817% (US0001M + 0.945%) due 05/25/2035 ~	4,000	4,055
3.022% (US0001M + 1.150%) due 08/25/2037 ~	32,911	28,129
6.522% (US0001M + 4.650%) due 05/25/2033 ~	5,887	5,847
Mercedes-Benz Auto Lease Trust
1.150% due 01/15/2019	2,929	2,927
Mercury CDO Ltd.
2.387% (LIBOR03M + 0.340%) due 12/08/2040 ~	27,143	26,255
2.897% (LIBOR03M + 0.850%) due 12/08/2040 ~	6,000	813
Merrill Lynch First Franklin Mortgage Loan Trust
2.042% (US0001M + 0.170%) due 04/25/2037 ~	4,174	2,560
2.042% (US0001M + 0.170%) due 05/25/2037 ~	40,573	28,174
2.112% (US0001M + 0.240%) due 05/25/2037 ~	71,652	50,271
2.122% (US0001M + 0.250%) due 04/25/2037 ~	33,512	20,793
2.192% (US0001M + 0.320%) due 05/25/2037 ~	44,772	31,778
Merrill Lynch Mortgage Investors Trust
1.932% (US0001M + 0.060%) due 11/25/2037 ~	5,053	2,835
2.022% (US0001M + 0.150%) due 08/25/2037 ~	9,860	9,359
2.022% (US0001M + 0.150%) due 11/25/2037 ~	30,828	17,575
2.032% (US0001M + 0.160%) due 03/25/2037 ~	7,108	3,919
2.032% (US0001M + 0.160%) due 04/25/2037 ~	16,806	10,687
2.182% (US0001M + 0.310%) due 12/25/2036 ~	1,910	1,917
2.272% (US0001M + 0.400%) due 12/25/2036 ~	986	809
2.322% (US0001M + 0.450%) due 02/25/2047 ~	38,831	29,126
2.332% (US0001M + 0.460%) due 08/25/2036 ~	15,600	15,374
2.372% (US0001M + 0.500%) due 06/25/2036 ~	6,813	6,836
2.592% (US0001M + 0.720%) due 05/25/2036 ~	1,005	990
2.802% (US0001M + 0.930%) due 07/25/2035 ~	15,699	15,872
MESA Trust
4.846% (LIBOR01M + 2.150%) due 11/25/2031 ^~	1,058	847
Mid-State Capital Corp. Trust
3.500% due 12/15/2045	7,182	7,334
6.005% due 08/15/2037	2,498	2,714
Mid-State Trust
4.864% due 07/15/2038	921	958
MMcapS Funding Ltd.
2.456% (US0003M + 0.450%) due 12/01/2035 ~	9,100	7,735
Monroe Capital BSL CLO Ltd.
3.024% due 05/22/2027 ~	146,630	146,568
Morgan Stanley ABS Capital, Inc.
2.952% (US0001M + 1.080%) due 03/25/2033 ~	43	42
Morgan Stanley ABS Capital, Inc. Trust
1.952% (US0001M + 0.080%) due 09/25/2036 ~	316	192
1.972% (US0001M + 0.100%) due 10/25/2036 ~	5,830	3,568
1.972% (US0001M + 0.100%) due 11/25/2036 ~	2,426	1,678
1.982% (US0001M + 0.110%) due 03/25/2037 ~	3,904	2,046

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.002% (US0001M + 0.130%) due 09/25/2036 ~	$60,809	$37,414
2.002% (US0001M + 0.130%) due 10/25/2036 ~	26,899	24,937
2.002% (US0001M + 0.130%) due 12/25/2036 ~	66,571	46,526
2.002% (US0001M + 0.130%) due 01/25/2037 ~	30,845	18,763
2.012% (US0001M + 0.140%) due 08/25/2036 ~	40,476	25,871
2.012% (US0001M + 0.140%) due 10/25/2036 ~	49,371	30,359
2.012% (US0001M + 0.140%) due 11/25/2036 ~	3,905	2,625
2.012% (US0001M + 0.140%) due 05/25/2037 ~	410	376
2.022% (US0001M + 0.150%) due 09/25/2036 ~	17,561	9,074
2.022% (US0001M + 0.150%) due 10/25/2036 ~	21,367	13,932
2.022% (US0001M + 0.150%) due 12/25/2036 ~	1,358	878
2.032% (US0001M + 0.160%) due 03/25/2036 ~	35,664	35,361
2.032% (US0001M + 0.160%) due 09/25/2036 ~	33,291	20,512
2.052% (US0001M + 0.180%) due 02/25/2037 ~	31,024	15,679
2.052% (US0001M + 0.180%) due 03/25/2037 ~	34,773	18,353
2.072% (US0001M + 0.200%) due 02/25/2037 ~	12,061	7,950
2.092% (US0001M + 0.220%) due 10/25/2036 ~	1,799	1,117
2.092% (US0001M + 0.220%) due 11/25/2036 ~	15,824	10,735
2.102% (US0001M + 0.230%) due 09/25/2036 ~	5,063	3,153
2.102% (US0001M + 0.230%) due 10/25/2036 ~	12,205	8,037
2.102% (US0001M + 0.230%) due 02/25/2037 ~	37,691	19,172
2.122% (US0001M + 0.250%) due 04/25/2036 ~	22,824	21,504
2.122% (US0001M + 0.250%) due 08/25/2036 ~	16,267	10,708
2.122% (US0001M + 0.250%) due 03/25/2037 ~	56,352	29,958
2.122% (US0001M + 0.250%) due 05/25/2037 ~	19,121	17,719
2.132% (US0001M + 0.260%) due 05/25/2037 ~	13,213	10,326
2.182% (US0001M + 0.310%) due 12/25/2035 ~	25,505	25,111
2.202% (US0001M + 0.330%) due 02/25/2037 ~	10,511	7,030
2.272% (US0001M + 0.400%) due 12/25/2035 ~	12,427	10,341
2.282% (US0001M + 0.410%) due 11/25/2035 ~	22,000	21,955
2.612% (US0001M + 0.740%) due 01/25/2034 ~	6,533	6,504
2.682% (US0001M + 0.810%) due 04/25/2034 ~	2,424	2,407
2.772% (US0001M + 0.900%) due 05/25/2034 ~	6,548	6,554
2.802% (US0001M + 0.930%) due 07/25/2035 ~	7,500	7,516
2.862% (US0001M + 0.990%) due 06/25/2035 ~	18,300	18,547
2.892% (US0001M + 1.020%) due 10/25/2033 ~	1,792	1,796
2.892% (US0001M + 1.020%) due 11/25/2034 ~	130	130
2.932% (US0001M + 1.060%) due 09/25/2034 ~	323	321
3.122% (US0001M + 1.250%) due 07/25/2037 ~	14,010	12,268
3.772% (US0001M + 1.900%) due 02/25/2047 ~	59,606	53,654
Morgan Stanley Capital, Inc. Trust
2.142% (US0001M + 0.270%) due 03/25/2036 ~	130,702	106,385
2.162% (US0001M + 0.290%) due 01/25/2036 ~	26,769	26,577
2.162% (US0001M + 0.290%) due 02/25/2036 ~	19,270	19,116
Morgan Stanley Dean Witter Capital, Inc. Trust
3.222% (US0001M + 1.350%) due 02/25/2033 ~	972	969
3.447% (US0001M + 1.575%) due 11/25/2032 ~	1,971	1,973

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Morgan Stanley Home Equity Loan Trust
1.972% (US0001M + 0.100%) due 12/25/2036 ~	$4,865	$2,983
1.972% (US0001M + 0.100%) due 04/25/2037 ~	7,860	5,178
2.012% (US0001M + 0.140%) due 12/25/2036 ~	56,955	35,086
2.032% (US0001M + 0.160%) due 04/25/2036 ~	12,314	9,421
2.042% (US0001M + 0.170%) due 04/25/2037 ~	9,571	6,358
2.132% (US0001M + 0.260%) due 04/25/2036 ~	18,878	14,752
2.202% (US0001M + 0.330%) due 12/25/2035 ~	157	158
2.222% (US0001M + 0.350%) due 04/25/2037 ~	28,050	19,029
2.862% (US0001M + 0.990%) due 05/25/2035 ~	11,698	11,492
Morgan Stanley IXIS Real Estate Capital Trust
1.942% (US0001M + 0.070%) due 11/25/2036 ~	10,544	5,440
1.982% (US0001M + 0.110%) due 11/25/2036 ~	31,997	16,579
2.022% (US0001M + 0.150%) due 11/25/2036 ~	3,812	1,983
2.092% (US0001M + 0.220%) due 11/25/2036 ~	26,746	14,014
2.102% (US0001M + 0.230%) due 07/25/2036 ~	34,843	20,446
Morgan Stanley Mortgage Loan Trust
2.102% (US0001M + 0.230%) due 02/25/2037 ~	4,592	2,439
2.232% (US0001M + 0.360%) due 04/25/2037 ~	11,200	5,920
5.622% due 01/25/2047	454	422
5.750% due 04/25/2037 ^~	493	357
5.754% due 01/25/2047	10,078	6,830
5.965% due 09/25/2046 ^	5,053	2,873
6.000% due 07/25/2047 ^~	482	447
Mountain Hawk CLO Ltd.
2.934% (US0003M + 1.200%) due 04/18/2025 ~	87,350	87,423
National Collegiate Commutation Trust
0.000% due 03/25/2038 «(h)	1,769	1,768
0.000% (7-DayAuc) due 03/25/2038 ~	61,425	31,918
0.000% due 03/31/2038 (h)	688	686
Nationstar Home Equity Loan Trust
2.102% (US0001M + 0.230%) due 03/25/2037 ~	663	658
2.122% (US0001M + 0.250%) due 06/25/2037 ~	340	317
Navient Student Loan Trust
2.352% (US0001M + 0.480%) due 03/25/2066 ~	11,750	11,779
3.022% (US0001M + 1.150%) due 03/25/2066 ~	101,853	103,637
3.122% (US0001M + 1.250%) due 06/25/2065 ~	73,459	75,374
Nelder Grove CLO Ltd.
3.284% (US0003M + 1.300%) due 08/28/2026 ~	17,200	17,229
New Century Home Equity Loan Trust
2.052% (US0001M + 0.180%) due 05/25/2036 ~	744	698
2.612% (US0001M + 0.740%) due 08/25/2034 ~	181	178
2.637% (US0001M + 0.765%) due 07/25/2035 ~	836	838
Newcastle Investment Trust
0.000% due 05/01/2033 ~	115,509	108,959
Nissan Auto Lease Trust
1.260% due 12/17/2018	9,152	9,144
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.082% (US0001M + 0.210%) due 11/25/2035 ~	12,555	12,373
2.162% (US0001M + 0.290%) due 03/25/2036 ~	400	389
2.192% (US0001M + 0.320%) due 03/25/2036 ~	4,024	3,652
NovaStar Mortgage Funding Trust
2.002% (US0001M + 0.130%) due 03/25/2037 ~	152,188	117,208
2.022% (US0001M + 0.150%) due 06/25/2036 ~	2,314	1,791
2.052% (US0001M + 0.180%) due 09/25/2037 ~	20,350	17,101
3.042% (LIBOR01M + 1.170%) due 06/25/2035 ~	5,000	4,866
NYMT Residential
4.000% due 03/25/2021	2,185	2,188

See Accompanying Notes	27

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Oakwood Mortgage Investors, Inc.
5.190% due 06/15/2032 ~		$3,142	$3,269
5.410% due 11/15/2032		3,911	4,059
6.340% due 04/15/2029		46	46
7.945% due 03/15/2022 ~		3,234	1,981
Ocean Trails CLO
2.720% due 08/13/2025 ~		6,759	6,761
OCP CLO Ltd.
3.304% (US0003M + 1.400%) due 11/22/2025 ~		21,000	21,095
OHA Loan Funding Ltd.
3.094% (US0003M + 1.350%) due 01/23/2027 ~		98,100	98,618
OneMain Direct Auto Receivables Trust
2.040% due 01/15/2021		3,076	3,074
OneMain Financial Issuance Trust
3.190% due 03/18/2026		3,933	3,946
4.100% due 03/20/2028		190	192
Option One Mortgage Loan Trust
2.012% (US0001M + 0.140%) due 01/25/2037 ~		11,240	7,452
2.012% (US0001M + 0.140%) due 02/25/2037 ~		9,064	5,712
2.012% (US0001M + 0.140%) due 03/25/2037 ~		47,201	31,576
2.052% (US0001M + 0.180%) due 07/25/2037 ~		7,246	5,062
2.092% (US0001M + 0.220%) due 04/25/2037 ~		182,402	145,536
2.092% (US0001M + 0.220%) due 05/25/2037 ~		159,855	116,409
2.172% (US0001M + 0.300%) due 01/25/2036 ~		15,665	15,365
2.172% (US0001M + 0.300%) due 05/25/2037 ~		5,384	3,543
2.772% (US0001M + 0.900%) due 01/25/2034 ~		2,898	2,885
Option One Mortgage Loan Trust Asset-Backed Certificates
2.332% (US0001M + 0.460%) due 11/25/2035 ~		15,400	14,333
2.727% (US0001M + 0.855%) due 10/25/2032 ~		3,532	3,428
Origen Manufactured Housing Contract Trust
7.650% due 03/15/2032		2,909	3,007
Ownit Mortgage Loan Trust
2.472% (US0001M + 0.600%) due 10/25/2036 ^~		6,185	5,383
3.383% due 10/25/2035		9,487	6,058
OZLM Ltd.
3.031% (US0003M + 1.300%) due 04/17/2026 ~		42,800	42,800
Park Place Securities, Inc.
2.322% (US0001M + 0.450%) due 09/25/2035 ~		39	39
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.342% (US0001M + 0.470%) due 09/25/2035 ~		20,539	20,638
Park Place Securities, Inc. Asset-Backed Pass-through Certificates
2.592% (US0001M + 0.720%) due 05/25/2035 ~		11,774	11,712
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.622% (US0001M + 0.750%) due 07/25/2035 ~		2,695	2,709
2.952% (US0001M + 1.080%) due 03/25/2035 ~		4,500	4,531
People’s Choice Home Loan Securities Trust
2.592% (US0001M + 0.720%) due 05/25/2035 ^~		6,830	6,732
People’s Financial Realty Mortgage Securities Trust
2.012% (US0001M + 0.140%) due 09/25/2036 ~		30,894	13,238
Phoenix Park CLO Ltd.
0.773% (EUR003M + 1.100%) due 07/29/2027 ~	EUR	2,450	3,022
Pinnacle Park CLO Ltd.
2.980% (US0003M + 1.260%) due 04/15/2026 ~		$50,350	50,382
Popular ABS Mortgage Pass-Through Trust
2.122% (US0001M + 0.250%) due 06/25/2047 ^~		2,622	2,551
2.152% (US0001M + 0.280%) due 07/25/2035 ~		653	653
2.232% (US0001M + 0.360%) due 05/25/2036 ~		5,989	5,444

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.532% (US0001M + 0.660%) due 08/25/2035 ~	$1,761	$1,771
3.932% due 01/25/2036 ^~	55	55
5.417% due 04/25/2035	129	130
Prestige Auto Receivables Trust
1.460% due 07/15/2020	7,140	7,119
Progress Residential Trust
3.308% (LIBOR01M + 1.500%) due 09/17/2033 ~	41,067	41,374
RAAC Trust
1.911% (US0001M + 0.290%) due 05/25/2046 ~	8,212	8,103
1.971% (US0001M + 0.350%) due 02/25/2046 ~	3,436	3,334
2.222% (US0001M + 0.350%) due 11/25/2046 ~	785	711
2.252% (US0001M + 0.380%) due 10/25/2046 ~	13,032	12,846
2.271% (US0001M + 0.650%) due 02/25/2046 ~	19,679	15,669
2.272% (US0001M + 0.400%) due 09/25/2045 ~	10,669	10,291
2.372% (US0001M + 0.500%) due 02/25/2037 ~	5,000	4,560
3.072% (US0001M + 1.200%) due 09/25/2047 ~	2,183	2,174
3.372% (US0001M + 1.500%) due 09/25/2047 ~	9,087	8,988
3.522% (US0001M + 1.650%) due 05/25/2039 ~	4,000	3,948
Renaissance Home Equity Loan Trust
2.752% (US0001M + 0.880%) due 08/25/2033 ~	1,118	1,096
5.512% due 04/25/2037	6,600	3,298
5.580% due 11/25/2036	10,784	6,272
5.744% due 06/25/2037 ^	89,647	43,330
5.906% due 06/25/2037	23,928	11,880
6.115% due 08/25/2036	13,767	9,216
6.203% due 06/25/2037	23,512	12,342
7.750% due 09/25/2037 ^	36,906	20,711
Residential Asset Mortgage Products Trust
2.042% (US0001M + 0.170%) due 07/25/2036 ~	1,203	1,205
2.052% (US0001M + 0.180%) due 11/25/2036 ~	5,505	5,360
2.062% (US0001M + 0.190%) due 03/25/2036 ~	1,670	1,673
2.092% (LIBOR01M + 0.220%) due 12/25/2035 ~	40,455	35,938
2.102% (US0001M + 0.230%) due 12/25/2036 ~	15,000	11,520
2.142% (US0001M + 0.270%) due 10/25/2036 ~	17,000	16,782
2.222% (LIBOR01M + 0.350%) due 12/25/2035 ~	55,071	45,353
2.272% (US0001M + 0.400%) due 02/25/2036 ~	10,980	10,886
2.412% (US0001M + 0.540%) due 07/25/2035 ~	6,500	5,675
2.422% (US0001M + 0.550%) due 02/25/2035 ~	4,059	4,075
2.462% (US0001M + 0.590%) due 08/25/2035 ~	13,673	13,765
2.502% (US0001M + 0.630%) due 09/25/2035 ~	10,000	9,029
2.517% (US0001M + 0.645%) due 11/25/2035 ~	12,673	12,715
2.622% (US0001M + 0.750%) due 04/25/2034 ~	10,955	10,881
2.667% (US0001M + 0.795%) due 06/25/2035 ~	5,000	5,011
2.742% (US0001M + 0.870%) due 02/25/2034 ~	2,933	2,892
2.742% (US0001M + 0.870%) due 04/25/2034 ~	7,915	7,828
2.742% (US0001M + 0.870%) due 10/25/2035 ~	11,246	9,545
2.757% (US0001M + 0.885%) due 11/25/2035 ~	1,000	898
2.862% (US0001M + 0.990%) due 10/25/2033 ~	3,972	3,953
2.937% (US0001M + 1.065%) due 07/25/2035 ~	10,889	10,444
3.072% (US0001M + 1.200%) due 01/25/2035 ^~	2,722	2,127
3.447% (US0001M + 1.575%) due 04/25/2034 ^~	2,105	1,597
3.852% (US0001M + 1.980%) due 04/25/2034 ^~	2,821	2,111
Residential Asset Securities Corp. Trust
2.022% (US0001M + 0.150%) due 08/25/2036 ~	9,340	8,691

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.032% (US0001M + 0.160%) due 06/25/2036 ~	$7,078	$7,052
2.032% (US0001M + 0.160%) due 07/25/2036 ~	16,309	15,413
2.032% (US0001M + 0.160%) due 11/25/2036 ^~	6,868	6,539
2.042% (US0001M + 0.170%) due 11/25/2036 ~	24,604	21,564
2.052% (US0001M + 0.180%) due 04/25/2036 ~	1,030	1,031
2.082% (US0001M + 0.210%) due 04/25/2037 ~	35,426	34,007
2.092% (US0001M + 0.220%) due 02/25/2037 ~	5,000	4,625
2.112% (US0001M + 0.240%) due 10/25/2036 ~	56,063	54,408
2.122% (US0001M + 0.250%) due 11/25/2036 ~	86,837	67,797
2.132% (US0001M + 0.260%) due 07/25/2036 ~	17,170	13,908
2.142% (US0001M + 0.270%) due 04/25/2036 ~	6,255	6,266
2.152% (US0001M + 0.280%) due 04/25/2036 ~	19,720	18,969
2.152% (US0001M + 0.280%) due 07/25/2036 ~	16,300	13,954
2.212% (US0001M + 0.340%) due 04/25/2037 ~	50,445	46,822
2.242% (US0001M + 0.370%) due 03/25/2036 ~	18,197	18,170
2.252% (US0001M + 0.380%) due 02/25/2036 ~	6,139	6,160
2.272% (US0001M + 0.400%) due 02/25/2036 ~	10,985	10,209
2.282% (US0001M + 0.410%) due 11/25/2035 ~	23,439	21,013
2.292% (US0001M + 0.420%) due 12/25/2035 ~	721	719
2.312% (US0001M + 0.440%) due 11/25/2035 ~	5,611	5,605
2.332% (US0001M + 0.460%) due 01/25/2036 ~	10,500	10,481
2.462% (US0001M + 0.590%) due 08/25/2035 ~	7,500	7,564
2.462% (US0001M + 0.590%) due 09/25/2035 ~	5,250	5,217
2.522% (US0001M + 0.650%) due 06/25/2035 ~	4,241	4,285
2.622% (US0001M + 0.750%) due 04/25/2034 ~	2,631	2,591
2.667% (US0001M + 0.795%) due 01/25/2035 ~	3,693	3,709
2.697% (US0001M + 0.825%) due 02/25/2034 ~	4,715	4,713
2.712% (US0001M + 0.840%) due 12/25/2034 ~	6,752	6,740
2.772% (US0001M + 0.900%) due 04/25/2035 ~	4,458	4,502
2.922% (US0001M + 1.050%) due 07/25/2035 ~	6,797	6,882
5.120% due 12/25/2033 ~	2,799	2,880
6.349% due 03/25/2032	49	46
Residential Funding Home Loan Trust
2.002% (US0001M + 0.130%) due 05/25/2036 ~	908	861
5.950% due 08/25/2034	894	903
Salomon Mortgage Loan Trust
2.772% (US0001M + 0.900%) due 11/25/2033 ~	730	733
Santander Drive Auto Receivables Trust
1.600% due 03/16/2020	24,317	24,293
Saratoga Investment Corp. CLO Ltd.
3.295% (US0003M + 1.550%) due 10/20/2025 ~	29,600	29,755
Saxon Asset Securities Trust
2.372% (US0001M + 0.500%) due 03/25/2032 ~	438	434
2.596% (US0001M + 0.650%) due 11/25/2035 ~	6,000	3,338
2.847% (US0001M + 0.975%) due 12/25/2033 ~	4,256	4,130
Securitized Asset-Backed Receivables LLC Trust
1.932% (US0001M + 0.060%) due 12/25/2036 ^~	553	205
1.952% (US0001M + 0.080%) due 11/25/2036 ^~	176	76
1.972% (US0001M + 0.100%) due 07/25/2036 ~	28,357	16,146

28	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.012% (US0001M + 0.140%) due 07/25/2036 ~		$21,471	$16,596
2.022% (US0001M + 0.150%) due 07/25/2036 ~		28,288	16,222
2.032% (US0001M + 0.160%) due 07/25/2036 ~		7,103	3,633
2.032% (US0001M + 0.160%) due 11/25/2036 ~		9,217	4,026
2.042% (US0001M + 0.170%) due 08/25/2036 ~		11,004	4,913
2.072% (US0001M + 0.200%) due 12/25/2036 ~		89,075	47,355
2.112% (US0001M + 0.240%) due 07/25/2036 ~		5,176	3,006
2.122% (US0001M + 0.250%) due 05/25/2036 ~		3,093	2,052
2.122% (US0001M + 0.250%) due 06/25/2036 ~		28,794	22,932
2.162% (US0001M + 0.290%) due 12/25/2035 ~		7,331	7,206
2.272% (US0001M + 0.400%) due 12/25/2035 ~		16,160	7,704
2.452% (US0001M + 0.580%) due 11/25/2035 ~		6,049	6,017
2.472% (US0001M + 0.600%) due 11/25/2035 ~		35,085	26,333
2.547% (US0001M + 0.675%) due 01/25/2035 ~		4,034	3,968
2.832% (US0001M + 0.960%) due 01/25/2036 ^~		2,194	1,679
Securitized Term Auto Receivables Trust
1.524% due 03/25/2020		4,609	4,583
SG Mortgage Securities Trust
2.012% (US0001M + 0.140%) due 10/25/2036 ~		31,832	27,415
SLM Private Credit Student Loan Trust
2.365% (US0003M + 0.240%) due 12/16/2041 ~		4,000	3,806
SLM Private Education Loan Trust
2.827% (US0001M + 1.050%) due 05/17/2027 ~		5,583	5,604
3.310% due 10/15/2046		3,539	3,540
4.370% due 04/17/2028		5,029	5,062
5.027% (US0001M + 3.250%) due 05/16/2044 ~		11,547	11,839
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	2,393	2,945
0.072% (EUR003M + 0.400%) due 10/25/2039 ~		10,000	11,924
1.835% (US0003M + 0.090%) due 01/26/2026 ~		$48,883	48,755
2.595% (LIBOR03M + 0.550%) due 12/15/2027 ~		57,654	57,687
3.245% (US0003M + 1.500%) due 04/25/2023 ~		28,779	29,511
SMB Private Education Loan Trust
2.327% (US0001M + 0.550%) due 11/15/2023 ~		9,998	10,005
2.750% due 07/15/2027		7,742	7,695
2.980% due 07/15/2027		14,286	14,218
3.050% due 05/15/2026		162	162

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SoFi Professional Loan Program LLC
1.530% due 04/25/2033	$2,949	$2,934
1.630% due 01/25/2036	29,324	29,142
2.340% due 04/25/2033	7,800	7,582
2.510% due 08/25/2033	9,751	9,610
2.720% due 10/27/2036	40,996	40,694
2.822% (US0001M + 0.950%) due 01/25/2039 ~	4,189	4,236
3.020% due 10/25/2027	930	929
3.020% due 02/25/2040	20,259	19,935
Sound Point CLO Ltd.
2.582% due 04/15/2027 ~	61,450	61,500
2.712% (US0003M + 0.990%) due 07/15/2025 ~	23,643	23,662
Soundview Home Loan Trust
1.982% (US0001M + 0.110%) due 01/25/2037 ~	311	247
1.982% (US0001M + 0.110%) due 02/25/2037 ~	230	97
2.022% (US0001M + 0.150%) due 07/25/2036 ~	65,186	63,888
2.022% (US0001M + 0.150%) due 03/25/2037 ~	26,943	26,177
2.032% (US0001M + 0.160%) due 10/25/2036 ~	12,152	12,088
2.032% (US0001M + 0.160%) due 01/25/2037 ~	56,859	45,427
2.042% (US0001M + 0.170%) due 06/25/2036 ~	15,532	15,393
2.042% (US0001M + 0.170%) due 11/25/2036 ~	78,408	37,286
2.082% (US0001M + 0.210%) due 06/25/2037 ~	10,687	7,894
2.102% (US0001M + 0.230%) due 06/25/2036 ~	10,000	9,525
2.112% (US0001M + 0.240%) due 07/25/2036 ~	9,800	8,677
2.112% (US0001M + 0.240%) due 01/25/2037 ~	24,746	19,929
2.122% (US0001M + 0.250%) due 10/25/2036 ~	32,578	30,992
2.122% (US0001M + 0.250%) due 11/25/2036 ~	335	297
2.132% (US0001M + 0.260%) due 12/25/2035 ~	122	123
2.142% (US0001M + 0.270%) due 12/25/2036 ~	5,000	4,583
2.222% (US0001M + 0.350%) due 12/25/2035 ~	20,000	19,753
2.242% (US0001M + 0.370%) due 03/25/2036 ~	14,893	10,611
2.242% (US0001M + 0.370%) due 02/25/2037 ~	24,498	10,905
2.622% (US0001M + 0.750%) due 06/25/2035 ~	17,750	15,998
2.637% (US0001M + 0.765%) due 08/25/2035 ~	20,508	20,629
2.697% (US0001M + 0.825%) due 06/25/2035 ~	1,932	1,915
3.172% (US0001M + 1.300%) due 11/25/2033 ~	507	518
Specialty Underwriting & Residential Finance Trust
2.112% (US0001M + 0.240%) due 09/25/2037 ~	21,635	11,632
2.122% (US0001M + 0.250%) due 06/25/2037 ~	6,797	5,064
2.142% (US0001M + 0.270%) due 04/25/2037 ~	5,079	3,084
2.172% (US0001M + 0.300%) due 12/25/2036 ~	63	64
3.042% (US0001M + 1.170%) due 12/25/2035 ~	2,000	1,824
Spirit Master Funding LLC
3.887% due 12/20/2043	39,610	39,662
SpringCastle America Funding LLC
3.050% due 04/25/2029	73,748	73,743
Sprite Ltd.
4.250% due 12/15/2037	54,729	54,594
Streeterville ABS CDO Ltd.
2.137% (US0003M + 0.350%) due 11/03/2040 ~	95,087	78,000
Structured Asset Investment Loan Trust
2.002% (US0001M + 0.130%) due 07/25/2036 ~	51,605	41,998
2.012% (US0001M + 0.140%) due 06/25/2036 ~	35,203	32,919
2.022% (US0001M + 0.150%) due 07/25/2036 ~	8,942	8,689
2.044% (US0001M + 0.173%) due 07/25/2036 ~	57,626	40,783

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.182% (US0001M + 0.310%) due 01/25/2036 ~	$67,961	$63,172
2.202% (US0001M + 0.330%) due 12/25/2035 ~	4,560	4,570
2.572% (US0001M + 0.700%) due 04/25/2033 ~	457	449
2.592% (US0001M + 0.720%) due 10/25/2035 ~	63,800	62,966
2.607% (US0001M + 0.735%) due 03/25/2035 ~	8,290	8,323
2.607% (US0001M + 0.735%) due 08/25/2035 ~	3,663	3,676
2.637% (US0001M + 0.765%) due 08/25/2035 ~	32,258	30,948
2.652% (US0001M + 0.780%) due 07/25/2035 ~	13,234	13,288
2.772% (US0001M + 0.900%) due 04/25/2035 ~	12,640	10,912
2.847% (US0001M + 0.975%) due 09/25/2034 ~	131	128
Structured Asset Securities Corp.
2.622% (US0001M + 0.750%) due 02/25/2035 ~	9,991	8,959
Structured Asset Securities Corp. Mortgage Loan Trust
2.002% (US0001M + 0.130%) due 05/25/2036 ~	32,276	30,800
2.007% (US0001M + 0.135%) due 07/25/2036 ~	47,986	46,839
2.012% (US0001M + 0.140%) due 09/25/2036 ~	3,193	3,187
2.012% (US0001M + 0.140%) due 08/25/2046 ~	45,563	43,104
2.022% (US0001M + 0.150%) due 09/25/2036 ~	9,536	9,341
2.032% (US0001M + 0.160%) due 03/25/2036 ~	27,463	24,334
2.032% (US0001M + 0.160%) due 04/25/2036 ~	34,923	34,339
2.042% (US0001M + 0.170%) due 06/25/2037 ~	10,520	10,027
2.052% (US0001M + 0.180%) due 03/25/2037 ~	6,597	4,261
2.072% (US0001M + 0.200%) due 02/25/2037 ~	17,402	17,170
2.092% (US0001M + 0.220%) due 10/25/2037 ~	56,261	43,118
2.102% (US0001M + 0.230%) due 05/25/2047 ~	6,000	5,706
2.122% (US0001M + 0.250%) due 09/25/2036 ~	27,300	26,813
2.122% (US0001M + 0.250%) due 03/25/2037 ~	28,678	18,708
2.142% (US0001M + 0.270%) due 04/25/2036 ~	12,000	11,342
2.162% (US0001M + 0.290%) due 07/25/2036 ~	41,161	29,665
2.162% (US0001M + 0.290%) due 09/25/2036 ~	62,675	47,159
2.172% (US0001M + 0.300%) due 04/25/2031 ~	9,983	9,961
2.172% (US0001M + 0.300%) due 12/25/2035 ~	25,353	18,485
2.172% (US0001M + 0.300%) due 01/25/2037 ~	13,630	8,871
2.172% (US0001M + 0.300%) due 03/25/2037 ~	9,875	6,488
2.182% (US0001M + 0.310%) due 05/25/2036 ~	34,000	29,416
2.182% (US0001M + 0.310%) due 12/25/2036 ~	35,465	16,434
2.192% (US0001M + 0.320%) due 05/25/2037 ~	4,158	4,138
2.242% (US0001M + 0.370%) due 04/25/2036 ~	9,249	8,680
2.342% (US0001M + 0.470%) due 02/25/2036 ~	12,034	10,287
2.372% (US0001M + 0.500%) due 11/25/2037 ~	5,100	4,502
2.542% (US0001M + 0.670%) due 11/25/2035 ~	1,457	1,389
2.872% (US0001M + 1.000%) due 08/25/2037 ~	14,975	15,080
2.922% (US0001M + 1.050%) due 08/25/2037 ~	7,000	6,199
2.972% (US0001M + 1.100%) due 10/25/2037 ~	76,981	42,067
3.272% (US0001M + 1.400%) due 11/25/2035 ~	3,000	2,821

See Accompanying Notes	29

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.222% (US0001M + 1.350%) due 04/25/2033 ~	$188	$188
3.450% due 02/25/2032	325	320
4.868% due 06/25/2033	103	104
Structured Asset Securities Corp. Trust
7.205% due 05/25/2031 ~	3,597	3,463
Sudbury Mill CLO Ltd.
2.881% (US0003M + 1.150%) due 01/17/2026 ~	32,200	32,235
2.901% (US0003M + 1.170%) due 01/17/2026 ~	25,000	25,015
Symphony CLO LP
2.804% (US0003M + 1.100%) due 01/09/2023 ~	1,245	1,246
Symphony CLO Ltd.
2.472% (US0003M + 0.750%) due 01/15/2024 ~	28,946	29,008
2.752% (US0003M + 1.030%) due 10/15/2025 ~	61,395	61,447
Taberna Preferred Funding Ltd.
2.166% (LIBOR03M + 0.470%) due 07/05/2035 ~	40,792	37,936
2.187% (LIBOR03M + 0.400%) due 02/05/2036 ~	122,773	112,952
Terwin Mortgage Trust
2.182% (US0001M + 0.310%) due 04/25/2037 ~	15,805	15,089
2.272% (US0001M + 0.400%) due 09/25/2036 ~	12,700	5,848
THL Credit Wind River CLO Ltd.
3.172% (US0003M + 1.450%) due 01/15/2026 ~	14,800	14,882
TICP CLO Ltd.
2.932% (US0003M + 1.180%) due 04/26/2026 ~	19,700	19,718
Trapeza CDO LLC
2.776% (US0006M + 0.850%) due 01/20/2034 ~	591	579
Trapeza CDO Ltd.
1.994% (US0003M + 0.290%) due 04/06/2042 ~	31,873	29,004
2.054% (US0003M + 0.350%) due 04/06/2042 ~	8,300	6,972
2.080% (US0003M + 0.280%) due 11/09/2042 ~	35,986	32,793
2.090% (US0003M + 0.330%) due 01/27/2040 ~	39,677	37,098
2.130% (US0003M + 0.330%) due 11/09/2042 ~	14,000	11,620
2.155% (US0003M + 0.410%) due 01/25/2035 ~	12,365	11,562
Triaxx Prime CDO Ltd.
1.930% (US0001M + 0.260%) due 10/02/2039 ~	11,954	7,540
2.833% (LIBOR03M + 0.525%) due 10/02/2039 ~	189,595	186,126
Tropic CDO Ltd.
1.649% (US0003M + 0.290%) due 07/15/2036 ~	37,743	34,251
1.679% (US0003M + 0.320%) due 07/15/2036 ~	41,432	37,289
Truman Capital Mortgage Loan Trust
2.132% (US0001M + 0.260%) due 03/25/2036 ~	132	130
TruPS Financials Note Securitization Ltd.
3.193% (US0003M + 1.830%) due 04/20/2038 ~	40,592	40,592
3.557% (US0003M + 2.250%) due 01/20/2038 ~	115,679	116,258
4.260% due 04/20/2038	19,035	19,225
U.S. Capital Funding Ltd.
1.988% (US0003M + 0.280%) due 10/10/2040 ~	53,956	47,481
Utah State Board of Regents
2.622% (US0001M + 0.750%) due 09/25/2056 ~	38,192	38,211
VB-S1 Issuer LLC
3.065% due 06/15/2046	6,000	5,992
Venture CDO Ltd.
1.975% (US0003M + 0.230%) due 01/20/2022 ~	4,521	4,522
2.025% (US0003M + 0.280%) due 07/22/2021 ~	2,374	2,375

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Venture CLO Ltd.
3.092% (US0003M + 1.370%) due 01/15/2027 ~		$111,500	$111,486
Vertical Bridge CC LLC
5.193% due 10/15/2046		10,923	11,123
WaMu Asset-Backed Certificates WaMu Trust
1.982% (US0001M + 0.110%) due 04/25/2037 ~		59	33
2.022% (US0001M + 0.150%) due 01/25/2037 ~		62,504	51,994
2.042% (US0001M + 0.170%) due 07/25/2047 ~		18,995	13,957
2.097% (US0001M + 0.225%) due 05/25/2047 ~		62,533	60,413
2.112% (US0001M + 0.240%) due 05/25/2047 ~		33,082	28,059
2.122% (US0001M + 0.250%) due 05/25/2047 ~		22,593	19,184
Washington Mutual Asset-Backed Certificates Trust
1.932% (US0001M + 0.060%) due 10/25/2036 ~		170	93
2.022% (US0001M + 0.150%) due 05/25/2036 ~		17,991	15,609
2.052% (US0001M + 0.180%) due 10/25/2036 ~		17,074	9,509
2.112% (US0001M + 0.240%) due 08/25/2036 ~		11,935	7,258
Wells Fargo Home Equity Asset-Backed Securities Trust
2.102% (US0001M + 0.230%) due 04/25/2037 ~		29,348	28,026
2.817% (US0001M + 0.945%) due 11/25/2035 ~		2,600	2,593
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
2.502% (US0001M + 0.630%) due 04/25/2034 ~		128	120
Westlake Automobile Receivables Trust
1.420% due 10/15/2019		20,549	20,516
WhiteHorse Ltd.
2.978% (US0003M + 1.200%) due 02/03/2025 ~		9,972	9,974

Total Asset-Backed Securities (Cost $21,045,232)			22,253,108

SOVEREIGN ISSUES 10.3%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	57,083	48,675
3.375% due 01/15/2023		35,800	43,693
3.875% due 01/15/2022		26,610	33,696
5.250% due 01/15/2028		14,700	17,681
6.250% due 11/09/2047		13,300	15,208
7.820% due 12/31/2033		91,397	127,074
22.844% (BADLARPP) due 10/04/2022 ~	ARS	67,048	5,528
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~		10,202,532	520,692
25.420% (BADLARPP + 2.500%) due 03/11/2019 ~		75,010	3,802
26.164% (BADLARPP + 3.250%) due 03/01/2020 ~	ARS	121,800	6,321
27.250% due 06/21/2020 ~		8,742,147	462,277
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	3,388	4,200
4.900% due 09/15/2021		39,100	52,878
4.950% due 02/11/2020		2,400	3,171
6.350% due 11/30/2041		5,500	8,656

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (h)	BRL	17,961,976	$5,358,849
0.000% due 10/01/2018 (h)		5,890,366	1,730,734
0.000% due 01/01/2019 (h)		2,581,000	747,246
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2045 (j)		186,990	63,203
6.000% due 08/15/2050 (j)		1,165,950	399,328
10.000% due 01/01/2025		174,803	54,991
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$136,000	131,196
3.125% due 10/11/2027		134,900	127,717
4.125% due 10/11/2047		85,700	80,378
Export-Import Bank of India
3.875% due 02/01/2028		3,700	3,592
Italy Buoni Poliennali Del Tesoro
0.250% due 05/15/2018	EUR	43,385	53,433
Korea Housing Finance Corp.
1.625% due 09/15/2018		$2,750	2,733
Kuwait International Government Bond
2.750% due 03/20/2022		108,310	106,279
3.500% due 03/20/2027		336,400	330,507
Peru Government International Bond
5.700% due 08/12/2024	PEN	55,900	18,878
6.150% due 08/12/2032		279,510	95,658
6.350% due 08/12/2028		8,410	2,929
6.900% due 08/12/2037		9,217	3,298
6.950% due 08/12/2031		16,600	6,072
8.200% due 08/12/2026		85,190	32,960
Republic of Germany
0.250% due 04/13/2018	EUR	70,160	86,350
Republic of Greece Government International Bond
3.000% due 02/24/2023		5,465	6,747
3.000% due 02/24/2024		10,304	12,614
3.000% due 02/24/2025		5,465	6,599
3.000% due 02/24/2026		11,175	13,486
3.000% due 02/24/2027		14,875	17,631
3.000% due 02/24/2028		10,716	12,568
3.000% due 02/24/2029		7,466	8,666
3.000% due 02/24/2030		16,266	18,626
3.000% due 02/24/2031		7,266	8,100
3.000% due 02/24/2032		6,166	6,847
3.000% due 02/24/2033		5,866	6,503
3.000% due 02/24/2034		46,343	50,595
3.000% due 02/24/2035		9,906	10,648
3.000% due 02/24/2036		19,180	21,049
3.000% due 02/24/2037		6,366	6,938
3.000% due 02/24/2038 (o)		6,366	6,781
3.000% due 02/24/2039 (o)		8,600	9,198
3.000% due 02/24/2040		6,366	6,764
3.000% due 02/24/2041		7,066	7,523
3.000% due 02/24/2042		6,666	6,982
4.750% due 04/17/2019		88,710	112,944
Russia Government International Bond
3.500% due 01/16/2019		$1,200	1,205
Saudi Government International Bond
2.375% due 10/26/2021		400	386
2.875% due 03/04/2023		119,500	115,180
4.500% due 10/26/2046		126,200	118,131
4.625% due 10/04/2047 (o)		93,000	88,889
Serbia Government International Bond
4.875% due 02/25/2020		6,200	6,357
Turkey Government International Bond
5.625% due 03/30/2021		46,500	48,186
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		63,591	18,569
7.000% due 03/31/2038 ^(e)		5,426	1,710
7.650% due 04/21/2025 ^(e)		6,955	2,105
7.750% due 10/13/2019 ^(e)		2,005	606
8.250% due 10/13/2024 ^(e)		15,109	4,543
9.000% due 05/07/2023 ^(e)		692	209
9.250% due 09/15/2027 ^(e)		51,028	16,671
9.250% due 05/07/2028 ^(e)		3,060	920

Total Sovereign Issues (Cost $11,798,507)			11,571,359

30	See Accompanying Notes

March 31, 2018

	SHARES	MARKET VALUE (000s)
COMMON STOCKS 0.1%

CONSUMER DISCRETIONARY 0.1%
Caesars Entertainment Corp. (f)	11,846,058	$133,268

ENERGY 0.0%
Dommo Energia S.A. SP - ADR «	27,883	1,091

FINANCIALS 0.0%
TIG FinCo PLC «(m)	4,916,832	8,278

HEALTH CARE 0.0%
NVHL S.A. ‘A’ «(f)(m)	8,220	17
NVHL S.A. ‘B’ «(f)(m)	8,220	17
NVHL S.A. ‘C’ «(f)(m)	8,220	16
NVHL S.A. ‘D’ «(f)(m)	8,220	16
NVHL S.A. ‘E’ «(f)(m)	8,220	16
NVHL S.A. ‘F’ «(f)(m)	8,220	16
NVHL S.A. ‘G’ «(f)(m)	8,220	16
NVHL S.A. ‘H’ «(f)(m)	8,220	16
NVHL S.A. ‘I’ «(f)(m)	8,220	16
NVHL S.A. ‘J’ «(f)(m)	8,220	16

		162

UTILITIES 0.0%
Eneva S.A. (f)(m)	106,360	425

Total Common Stocks (Cost $143,544)		143,224

WARRANTS 0.0%
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «	684,000	225

INFORMATION TECHNOLOGY 0.0%
Novasep Holding SAS - Exp. 05/31/2019 «	116,700	7

Total Warrants (Cost $0)		232

CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% (k)	800	1,033

Total Convertible Preferred Securities (Cost $724)		1,033

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Farm Credit Bank of Texas
6.750% (US0003M + 4.010%) due 09/15/2023 ~(k)	87,500	9,494
VEREIT, Inc.
6.700% due 01/03/2019 (k)	260,000	6,646

		16,140

INDUSTRIALS 0.0%
Sequa Corp.
9.000% «	12,675	11,408

Total Preferred Securities (Cost $27,256)		27,548

REAL ESTATE INVESTMENT TRUSTS 0.2%
REAL ESTATE 0.2%
VICI Properties, Inc. (m)	11,483,010	210,369

Total Real Estate Investment Trusts (Cost $157,895)		210,369

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 2.7%
CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
0.000% due 09/04/2018		$279,500	$278,871

COMMERCIAL PAPER 0.6%
Bank of Montreal
1.501% due 04/18/2018	CAD	39,720	30,805
1.504% due 04/02/2018		107,779	83,642
Bank of Nova Scotia
1.504% due 04/02/2018		258,445	200,567
Canadian Imperial Bank of Commerce
1.489% due 04/16/2018		80,800	62,669
HSBC Bank Canada
1.514% due 04/04/2018		43,123	33,463
1.514% due 04/18/2018		26,510	20,560
National Bank of Canada
1.474% due 04/18/2018		10,720	8,314
1.474% due 04/19/2018		9,130	7,080
Royal Bank of Canada
1.486% due 04/20/2018		19,960	15,479
1.487% due 04/18/2018		12,400	9,617
1.488% due 04/18/2018		13,210	10,245
1.501% due 04/04/2018		43,811	33,997
1.502% due 04/03/2018		26,719	20,735
Toronto Dominion Bank
1.486% due 04/20/2018		26,510	20,558
1.488% due 04/18/2018		16,620	12,890
1.489% due 04/16/2018		51,400	39,866
1.498% due 04/06/2018		31,508	24,448
1.500% due 04/05/2018		59,496	46,167
1.501% due 04/04/2018		13,054	10,129
1.502% due 04/03/2018		12,590	9,770

			701,001

REPURCHASE AGREEMENTS (n) 0.2%			174,153

SHORT-TERM NOTES 0.2%
Letras del Banco Central de la Republica Argentina
25.150% due 10/17/2018	ARS	579,600	25,396
25.700% due 07/18/2018		1,101,300	51,019
26.100% due 05/16/2018		145,830	7,046
26.150% due 05/16/2018		289,800	14,002
26.200% due 05/16/2018		54,200	2,619
26.250% due 05/16/2018		220,110	10,634
26.400% due 04/18/2018 - 05/16/2018		608,980	29,809
26.450% due 04/18/2018 - 05/16/2018		348,154	17,092
26.500% due 04/18/2018		77,600	3,818
Nigeria Open Market Operation Bills
15.432% due 10/25/2018	NGN	914,640	2,339
15.696% due 11/08/2018		671,260	1,707
15.703% due 10/25/2018		643,800	1,647
15.716% due 11/08/2018		765,600	1,947
15.737% due 11/08/2018		1,536,800	3,909
15.798% due 11/08/2018		630,000	1,602

			174,586

ARGENTINA TREASURY BILLS 0.7%
10.627% due 04/13/2018 - 11/16/2018 (g)(h)	ARS	6,685,140	782,945

ESM TREASURY BILLS 0.0%
(0.659%) due 04/19/2018 (h)(i)	EUR	14,000	17,233

FRANCE TREASURY BILLS 0.0%
(0.781)% due 04/18/2018 (h)(i)		15,390	18,942

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
GERMANY TREASURY BILLS 0.0%
(0.963)% due 04/11/2018 (h)(i)	EUR	33,260	$40,931

GREECE TREASURY BILLS 0.0%
1.145% due 05/04/2018 - 03/15/2019 (g)(h)		21,472	26,257

ITALY TREASURY BILLS 0.0%
(0.624)% due 04/30/2018 (g)(h)		27,574	33,943

JAPAN TREASURY BILLS 0.4%
(0.212)% due 04/05/2018 - 06/04/2018 (g)(h)	JPY	41,801,500	392,862

NIGERIA TREASURY BILLS 0.0%
15.540% due 10/04/2018 - 11/29/2018 (g)(h)	NGN	11,258,560	28,725

U.S. TREASURY BILLS 0.3%
1.470% due 04/19/2018 - 04/26/2018 (g)(h)(o)(q)(s)		$381,856	381,514

Total Short-Term Instruments (Cost $3,042,054)			3,051,963

Total Investments in Securities (Cost $128,046,926)			130,109,584

		SHARES
INVESTMENTS IN AFFILIATES 2.9%
COMMON STOCKS 0.1%
ENERGY 0.1%
Dommo Energia S.A. «(f)(m)		153,992,970	46,644

INDUSTRIALS 0.0%
Sierra Hamilton Holder LLC «(m)		15,369,768	4,674

Total Common Stocks (Cost $7,917)			51,318

SHORT-TERM INSTRUMENTS 2.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.8%
PIMCO Short-Term Floating NAV Portfolio III		322,219,169	3,184,492

Total Short-Term Instruments (Cost $3,184,055)			3,184,492

Total Investments in Affiliates (Cost $3,191,972)			3,235,810

Total Investments (l) 118.6% (Cost $131,238,898)			$133,345,394
Financial Derivative Instruments (p)(r) (0.1%) (Cost or Premiums, net $721,863)			(110,434)
Other Assets and Liabilities, net (18.5)%			(20,829,127)

Net Assets 100.0%			$112,405,833

See Accompanying Notes	31

Schedule of Investments PIMCO Income Fund (Cont.)

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind bond security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Coupon represents a yield to maturity.
(j)	Principal amount of security is adjusted for inflation.
(k)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(l)	Contingent convertible security.
(m)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021	10/02/2014	$33,758	$34,019	0.03%
Britannia Mortgages PLC 1.000% due 12/20/2048	12/29/2017	14,638	14,911	0.01%
Dommo Energia S.A.	12/21/2017 - 12/26/2017	4,021	46,644	0.04%
Eneva S.A.	12/21/2017	457	425	0.00%
NVHL S.A. ‘A’	03/09/2012	26	17	0.00%
NVHL S.A. ‘B’	03/09/2012	26	17	0.00%
NVHL S.A. ‘C’	03/09/2012	26	16	0.00%
NVHL S.A. ‘D’	03/09/2012	27	16	0.00%
NVHL S.A. ‘E’	03/09/2012	27	16	0.00%
NVHL S.A. ‘F’	03/09/2012	27	16	0.00%
NVHL S.A. ‘G’	03/09/2012	27	16	0.00%
NVHL S.A. ‘H’	03/09/2012	27	16	0.00%
NVHL S.A. ‘I’	03/09/2012	27	16	0.00%
NVHL S.A. ‘J’	03/09/2012	27	16	0.00%
Presidential City 5.718% due 02/08/2025	03/08/2018	30,000	30,000	0.03%
Rise Ltd. 4.750% due 01/31/2021	02/11/2014	2,777	2,768	0.00%
Sierra Hamilton Holder LLC	07/31/2017	3,896	4,674	0.00%
TIG FinCo PLC	04/02/2015 - 07/20/2017	6,587	8,278	0.01%
Vici Properties, Inc.	04/17/2014 - 11/06/2017	157,895	210,369	0.19%

		$254,296	$352,250	0.31%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(n)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	1.750%	03/26/2018	04/02/2018	$1,059	U.S. Treasury Bonds 2.750% due 08/15/2047	$(1,082)	$1,059	$1,059
	1.800%	03/27/2018	04/03/2018	9,646	U.S. Treasury Notes 2.250% due 11/15/2027	(9,730)	9,646	9,649
FICC	1.250%	03/29/2018	04/02/2018	26,000	U.S. Treasury Notes 3.625% due 08/15/2019	(26,521)	26,000	26,000
JPS	1.600%	03/29/2018	04/02/2018	6,548	U.S. Treasury Notes 2.625% due 02/28/2023	(6,548)	6,548	6,549
	1.720%	03/29/2018	04/03/2018	130,900	U.S. Treasury Notes 2.750% due 02/15/2028	(131,333)	130,900	130,925

Total Repurchase Agreements						$(175,214)	$174,153	$174,182

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	(2.250%)	02/01/2018	TBD	(3)		$(1,001)	$(997)
	(0.500%)	03/27/2018	TBD	(3)		(5,241)	(5,240)
	0.000%	04/18/2018	04/17/2020			(4,775)	(4,775)
BOM	1.650%	02/13/2018	04/17/2018			(488,750)	(489,825)
BOS	1.600%	03/14/2018	05/15/2018			(58,729)	(58,778)
	1.780%	03/14/2018	04/17/2018			(18,420)	(18,437)
	1.870%	03/20/2018	04/12/2018			(41,349)	(41,377)
	1.880%	03/20/2018	04/19/2018			(938,433)	(939,070)
	1.880%	03/21/2018	04/19/2018			(373,754)	(373,988)
	1.880%	04/17/2018	04/19/2018			(15,205)	(15,205)
BRC	(0.650%)	11/21/2017	TBD	(3)	EUR	(4,759)	(5,842)
	0.000%	03/21/2018	TBD	(3)		$(9,948)	(9,948)
	1.870%	03/13/2018	04/12/2018			(1,098,779)	(1,099,920)
	1.870%	03/15/2018	04/12/2018			(256,816)	(257,056)
	1.870%	03/20/2018	04/12/2018			(313,557)	(313,769)
	1.950%	03/21/2018	04/23/2018			(1,155,049)	(1,155,800)

32	See Accompanying Notes

March 31, 2018

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BSN	1.660%	02/12/2018	04/12/2018			$(476,993)	$(478,071)
	1.660%	02/15/2018	04/12/2018			(22,274)	(22,321)
	1.660%	03/15/2018	04/12/2018			(10,924)	(10,933)
	1.670%	01/29/2018	04/27/2018			(25,174)	(25,248)
	1.670%	02/22/2018	04/20/2018			(755,075)	(756,441)
	1.670%	03/13/2018	04/20/2018			(66,386)	(66,448)
	1.670%	03/13/2018	04/27/2018			(56,902)	(56,955)
	1.670%	03/20/2018	04/20/2018			(51,949)	(51,980)
CFR	(1.500%)	01/26/2018	TBD	(3)	EUR	(3,278)	(4,022)
	(1.500%)	01/31/2018	TBD	(3)		(4,610)	(5,658)
	(0.500%)	09/08/2017	TBD	(3)		(1,100)	(1,350)
	0.500%	03/08/2018	TBD	(3)		$(9,478)	(9,480)
CIB	1.850%	03/13/2018	04/12/2018			(1,056,237)	(1,057,323)
	1.950%	03/21/2018	04/23/2018			(734,624)	(735,101)
	1.950%	03/29/2018	04/23/2018			(282,887)	(282,948)
JML	(1.000%)	03/07/2018	TBD	(3)	EUR	(9,782)	(12,028)
	1.250%	03/09/2018	TBD	(3)		$(1,770)	(1,771)
	1.250%	03/15/2018	TBD	(3)		(3,790)	(3,792)
	1.400%	03/27/2018	TBD	(3)		(773)	(773)
JPS	1.620%	01/25/2018	04/25/2018			(245,652)	(246,393)
	1.640%	03/20/2018	04/20/2018			(251,813)	(251,962)
	1.680%	01/22/2018	04/20/2018			(764,352)	(766,849)
	1.850%	03/29/2018	04/03/2018			(126,913)	(126,939)
MEI	0.450%	02/23/2018	TBD	(3)		(7,033)	(7,039)
MYI	(14.000%)	01/04/2018	TBD	(3)	EUR	(80)	(95)
	(14.000%)	01/05/2018	TBD	(3)		(89)	(106)
NOM	1.630%	01/18/2018	04/18/2018			$(2,819,936)	(2,829,384)
	1.630%	02/13/2018	04/18/2018			(310,416)	(311,091)
	1.630%	03/13/2018	04/18/2018			(771,358)	(772,056)
	1.630%	03/15/2018	04/18/2018			(165,341)	(165,476)
RCY	1.710%	02/13/2018	05/14/2018			(91,013)	(91,220)
	1.850%	03/13/2018	04/12/2018			(74,960)	(75,037)
	1.850%	03/15/2018	04/12/2018			(26,748)	(26,773)
	1.880%	03/28/2018	05/25/2018			(500,520)	(500,651)
SCX	1.630%	01/19/2018	04/19/2018			(128,213)	(128,636)
	1.630%	02/05/2018	04/19/2018			(3,323)	(3,332)
	1.630%	03/16/2018	04/19/2018			(3,140)	(3,142)
	1.740%	03/16/2018	05/22/2018			(8,144)	(8,151)
TDM	1.600%	03/23/2018	TBD	(3)		(6,789)	(6,792)
UAG	1.910%	03/20/2018	04/20/2018			(492,347)	(492,687)

Total Reverse Repurchase Agreements							$(15,186,481)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date		Amount Borrowed (2)		Payable for Sale-Buyback Transactions (4)
UBS	1.560%	01/05/2018	04/05/2018			$(287,924)	$(287,887)
	1.560%	01/09/2018	04/06/2018			(291,536)	(291,485)
	1.560%	01/11/2018	04/05/2018			(11,603)	(11,601)
	1.560%	01/11/2018	04/06/2018			(4,396)	(4,395)
	1.560%	01/12/2018	04/06/2018			(8,837)	(8,835)
	1.560%	01/16/2018	04/06/2018			(22,389)	(22,385)
	1.560%	01/17/2018	04/06/2018			(3,283)	(3,282)
	1.560%	01/18/2018	04/06/2018			(12,713)	(12,711)
	1.560%	01/23/2018	04/06/2018			(99,123)	(99,106)
	1.560%	01/29/2018	04/05/2018			(593)	(593)
	1.560%	01/29/2018	04/06/2018			(8,797)	(8,795)
	1.560%	02/05/2018	04/05/2018			(12,156)	(12,155)
	1.560%	02/06/2018	04/06/2018			(39,548)	(39,541)
	1.560%	02/12/2018	04/05/2018			(685)	(685)
	1.560%	02/12/2018	04/06/2018			(9,835)	(9,833)
	1.560%	03/14/2018	04/06/2018			(387)	(387)
	1.560%	03/15/2018	04/05/2018			(11,399)	(11,398)
	1.560%	03/19/2018	04/05/2018			(6,670)	(6,669)
	1.560%	03/19/2018	04/06/2018			(89,060)	(89,045)
	1.600%	01/18/2018	04/18/2018			(344,730)	(344,484)
	1.600%	02/05/2018	04/02/2018			(130,932)	(130,932)
	1.600%	02/06/2018	04/02/2018			(775)	(775)
	1.600%	02/06/2018	04/30/2018			(388)	(388)
	1.600%	02/12/2018	04/02/2018			(9,785)	(9,785)
	1.600%	03/15/2018	04/02/2018			(4,913)	(4,913)
	1.600%	03/19/2018	04/02/2018			(36,829)	(36,829)
	1.630%	02/07/2018	04/05/2018			(147,923)	(147,903)
	1.630%	02/08/2018	04/09/2018			(228,296)	(228,223)
	1.630%	02/12/2018	04/09/2018			(41,405)	(41,392)
	1.630%	02/16/2018	04/09/2018			(11,792)	(11,788)
	1.630%	02/23/2018	04/09/2018			(730)	(730)
	1.630%	03/14/2018	04/09/2018			(581)	(581)
	1.630%	03/19/2018	04/09/2018			(7,260)	(7,258)
	1.640%	01/29/2018	04/30/2018			(103,812)	(103,680)
	1.640%	02/05/2018	04/30/2018			(1,767)	(1,765)
	1.640%	02/23/2018	04/30/2018			(2,352)	(2,349)
	1.640%	03/14/2018	04/30/2018			(7,756)	(7,746)
	1.640%	03/15/2018	04/30/2018			(4,722)	(4,717)
	1.640%	03/19/2018	04/30/2018			(982)	(981)
	1.660%	02/02/2018	04/30/2018			(1,378)	(1,376)
	1.660%	02/05/2018	04/30/2018			(1,178)	(1,177)
	1.660%	03/19/2018	04/30/2018			(65,715)	(65,630)
	1.690%	02/08/2018	05/08/2018			(291,282)	(290,789)
	1.690%	02/16/2018	05/08/2018			(96,797)	(96,632)

Total Sale-Buyback Transactions							$(2,463,611)

See Accompanying Notes	33

Schedule of Investments PIMCO Income Fund (Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (5)
U.S. Government Agencies (10.4)%
Fannie Mae, TBA	3.000%	04/01/2048	$120,750	$(116,744)	$(117,676)
Fannie Mae, TBA	3.000%	05/01/2048	54,365	(52,946)	(52,909)
Fannie Mae, TBA	3.500%	04/01/2033	31,500	(32,039)	(32,108)
Fannie Mae, TBA	3.500%	05/01/2033	193,000	(195,758)	(196,396)
Fannie Mae, TBA	4.000%	04/01/2033	41,300	(42,312)	(42,461)
Fannie Mae, TBA	4.000%	04/01/2048	1,773,330	(1,811,133)	(1,819,101)
Fannie Mae, TBA	4.000%	05/01/2048	894,200	(913,923)	(915,708)
Fannie Mae, TBA	4.500%	04/01/2033	9,000	(9,068)	(9,059)
Fannie Mae, TBA	4.500%	04/01/2048	5,000	(5,223)	(5,234)
Fannie Mae, TBA	4.500%	05/01/2048	86,000	(89,716)	(89,877)
Freddie Mac, TBA	3.000%	04/01/2033	657,200	(654,392)	(655,774)
Freddie Mac, TBA	3.000%	04/01/2048	2,159,100	(2,084,224)	(2,103,484)
Freddie Mac, TBA	3.500%	04/01/2048	1,092,000	(1,087,767)	(1,093,937)
Freddie Mac, TBA	4.000%	04/01/2048	1,400	(1,433)	(1,437)
Ginnie Mae, TBA	3.000%	04/01/2048	2,038,000	(1,993,001)	(2,003,696)
Ginnie Mae, TBA	3.500%	04/01/2048	2,323,500	(2,331,821)	(2,344,930)
Ginnie Mae, TBA	4.000%	04/01/2048	155,300	(159,286)	(159,588)

Total U.S. Government Agencies				(11,580,786)	(11,643,375)

U.S. Treasury Obligations (0.1)%
U.S. Treasury Bonds	2.750%	08/15/2047	6,060	(5,698)	(5,885)
U.S. Treasury Notes	2.250%	11/15/2027	10,074	(9,559)	(9,730)
U.S. Treasury Notes	2.625%	02/28/2023	6,515	(6,511)	(6,549)
U.S. Treasury Notes	2.750%	02/15/2028	130,900	(130,896)	(131,343)

Total U.S. Treasury Obligations				(152,664)	(153,507)

Total Short Sales (10.5)%				$(11,733,450)	$(11,796,882)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions (4)	Payable for Short Sales (5)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (6)
Global/Master Repurchase Agreement
BCY	$0	$(11,012)	$0	$0	$(11,012)	$7,024	$(3,988)
BOM	0	(489,825)	0	0	(489,825)	487,195	(2,630)
BOS	10,708	(1,446,855)	0	0	(1,436,147)	1,480,615	44,468
BRC	0	(2,842,335)	0	0	(2,842,335)	2,940,430	98,095
BSN	0	(1,468,397)	0	0	(1,468,397)	1,494,827	26,430
CFR	0	(20,510)	0	0	(20,510)	19,959	(551)
CIB	0	(2,075,372)	0	0	(2,075,372)	2,135,759	60,387
FICC	26,000	0	0	0	26,000	(26,521)	(521)
JML	0	(18,364)	0	0	(18,364)	18,198	(166)
JPS	137,474	(1,392,143)	0	0	(1,254,669)	1,273,461	18,792
MEI	0	(7,039)	0	0	(7,039)	6,856	(183)
MYI	0	(201)	0	0	(201)	213	12
NOM	0	(4,078,007)	0	0	(4,078,007)	4,194,346	116,339
RCY	0	(693,681)	0	0	(693,681)	693,775	94
SCX	0	(143,261)	0	0	(143,261)	140,914	(2,347)
TDM	0	(6,792)	0	0	(6,792)	6,921	129
UAG	0	(492,687)	0	0	(492,687)	508,396	15,709
Master Securities Forward Transaction Agreement
BPG	0	0	0	(153,507)	(153,507)	0	(153,507)
UBS	0	0	(2,463,611)	0	(2,463,611)	2,457,812	(5,799)

Total Borrowings and Other Financing Transactions	$174,182	$(15,186,481)	$(2,463,611)	$(153,507)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(73,959)	$(73,959)
U.S. Government Agencies	0	(13,164,102)	0	0	(13,164,102)
U.S. Treasury Obligations	0	(1,268,666)	(658,800)	0	(1,927,466)
Sovereign Issues	0	0	0	(974)	(974)

Total	$0	$(14,432,768)	$(658,800)	$(74,933)	$(15,166,501)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(2,076,190)	(387,421)	0	(2,463,611)

Total	$0	$(2,076,190)	$(387,421)	$0	$(2,463,611)

Total Borrowings	$0	$(16,508,958)	$(1,046,221)	$(74,933)	$(17,630,112)

Payable for reverse repurchase agreements and sale-buyback financing transactions (7)					$(17,630,112)

34	See Accompanying Notes

March 31, 2018

(o)	Securities with an aggregate market value of $17,925,486 and cash of $112,750 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(16,903,111) at a weighted average interest rate of 1.288%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(1,403) of deferred price drop.
(5)	Payable for short sales includes $664 of accrued interest.
(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(7)	Unsettled reverse repurchase agreements liability of $(19,980) is outstanding at period end.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond June Futures	06/2018	13,391	AUD	1,333,104	$22,889	$6,818	$(1,052)
Euro-Bund 10-Year Bond June Futures	06/2018	3	EUR	589	10	1	0
Euro-Buxl 30-Year Bond June Futures	06/2018	3		610	17	0	(1)
U.S. Treasury 10-Year Note June Futures	06/2018	1,498		$ 181,469	1,669	351	0

					$24,585	$7,170	$(1,053)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Japan Government 10-Year Bond June Futures	06/2018	314	JPY (444,921)	$(399)	$266	$(29)

Total Futures Contracts				$24,186	$7,436	$(1,082)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Devon Energy Corp.	(1.000)%	Quarterly	03/20/2019	0.083%	$1,800	$(7)	$(10)	$(17)	$0	$0
Exelon Corp.	(1.000)%	Quarterly	06/20/2020	0.149%	1,900	(50)	14	(36)	1	0
Kinder Morgan Energy Partners LP	(1.000)%	Quarterly	03/20/2019	0.082%	1,000	(8)	(1)	(9)	0	0

						$(65)	$3	$(62)	$1	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	12/20/2022	1.219%		$22,400	$3,828	$(88)	$3,740	$9	$0
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2021	0.418%		25,200	151	381	532	0	(1)
Chesapeake Energy Corp.	5.000%	Quarterly	09/20/2018	1.436%		6,273	40	79	119	10	0
Chesapeake Energy Corp.	5.000%	Quarterly	12/20/2018	1.755%		5,970	96	55	151	0	(1)
Chesapeake Energy Corp.	5.000%	Quarterly	03/20/2019	1.759%		2,500	(28)	110	82	6	0
Deutsche Bank AG	1.000%	Quarterly	12/20/2018	0.585%	EUR	92,300	360	29	389	0	(13)
Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2022	1.141%		$9,500	1,749	(123)	1,626	0	(42)
Navient Corp.	5.000%	Quarterly	09/20/2020	1.085%		3,000	135	152	287	0	(2)
Navient Corp.	5.000%	Quarterly	06/20/2022	2.285%		4,200	370	77	447	0	0
Novo Banco S.A.	5.000%	Quarterly	12/20/2021	7.268%	EUR	10,400	(2,427)	1,667	(760)	134	0
Royal Bank of Scotland Group PLC	1.000%	Quarterly	12/20/2021	0.426%		24,700	370	294	664	0	(9)
Sprint Communications, Inc.	5.000%	Quarterly	12/20/2021	2.888%		$11,600	229	624	853	0	(28)

							$4,873	$3,257	$8,130	$159	$(96)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-29 5-Year Index	(1.000)%	Quarterly	12/20/2022	$2,070,000	$(43,142)	$3,998	$(39,144)	$0	$(1,834)

See Accompanying Notes	35

Schedule of Investments PIMCO Income Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-20 5-Year Index	5.000%	Quarterly	12/20/2018	22,825	$745	$75	$820	$2	$0
CDX.EM-21 5-Year Index	5.000%	Quarterly	06/20/2019	61,503	2,673	920	3,593	35	0
CDX.EM-24 5-Year Index	1.000%	Quarterly	12/20/2020	30,337	(1,513)	1,823	310	53	0
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	44,911	(1,849)	1,536	(313)	60	0
CDX.EM-29 5-Year Index	1.000%	Quarterly	06/20/2023	158,700	(3,227)	434	(2,793)	245	0
CDX.HY-20 5-Year Index	5.000%	Quarterly	06/20/2018	83,284	4,153	(3,534)	619	44	0
CDX.HY-21 5-Year Index	5.000%	Quarterly	12/20/2018	1,628	96	(69)	27	2	0
CDX.HY-24 5-Year Index	5.000%	Quarterly	06/20/2020	2,221,339	183,785	(59,719)	124,066	4,467	0
CDX.HY-25 5-Year Index	5.000%	Quarterly	12/20/2020	2,391,817	189,186	(51,050)	138,136	6,956	0
CDX.HY-29 5-Year Index	5.000%	Quarterly	12/20/2022	213,250	14,737	(581)	14,156	918	0
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	322,300	19,434	556	19,990	1,449	0

					$408,220	$(109,609)	$298,611	$14,231	$0

INTEREST RATE SWAPS

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	14.153%	Maturity	01/04/2021	73,800	$(1,641)	$(1,891)	$(3,532)	$0	$(42)
Pay	3-Month CAD Bank Bill	2.625%	Semi-Annual	03/19/2027	172,700	9,232	(7,607)	1,625	509	0
Pay	3-Month CAD Bank Bill	3.000%	Semi-Annual	03/19/2027	376,200	29,962	(17,420)	12,542	1,136	0
Pay	3-Month CAD Bank Bill	2.750%	Semi-Annual	12/17/2027	132,800	8,212	(5,573)	2,639	424	0
Pay	3-Month CAD Bank Bill	3.400%	Semi-Annual	06/20/2029	34,700	3,971	(1,499)	2,472	137	0
Receive	3-Month CAD Bank Bill	2.800%	Semi-Annual	12/18/2043	289,300	(20,346)	11,812	(8,534)	0	(1,864)
Receive	3-Month CAD Bank Bill	3.500%	Semi-Annual	06/20/2044	22,000	(4,044)	975	(3,069)	0	(150)
Receive (6)	3-Month USD-LIBOR	1.750%	Semi-Annual	06/20/2021	3,266,800	47,957	40,760	88,717	0	(496)
Pay	3-Month USD-LIBOR	2.140%	Semi-Annual	11/15/2022	5,098,000	0	(93,779)	(93,779)	4,876	0
Pay	3-Month USD-LIBOR	2.120%	Semi-Annual	11/16/2022	6,476,000	(12,429)	(115,067)	(127,496)	4,238	0
Pay	3-Month USD-LIBOR	2.053%	Semi-Annual	12/06/2022	1,458,000	(2,601)	(31,940)	(34,541)	800	0
Pay	3-Month USD-LIBOR	2.300%	Semi-Annual	01/12/2023	10,000,000	(22,567)	(150,975)	(173,542)	6,319	0
Pay	3-Month USD-LIBOR	2.200%	Semi-Annual	01/18/2023	11,000,000	(42,349)	(201,754)	(244,103)	7,552	0
Pay	3-Month USD-LIBOR	2.290%	Semi-Annual	01/19/2023	5,000,000	(11,152)	(78,672)	(89,824)	3,507	0
Pay	3-Month USD-LIBOR	2.350%	Semi-Annual	01/25/2023	5,000,000	(11,766)	(64,262)	(76,028)	3,700	0
Pay	3-Month USD-LIBOR	2.350%	Semi-Annual	02/15/2023	5,000,000	(11,154)	(67,348)	(78,502)	3,821	0
Pay	3-Month USD-LIBOR	2.350%	Semi-Annual	02/22/2023	6,111,000	(15,561)	(81,984)	(97,545)	4,507	0
Pay	3-Month USD-LIBOR	2.360%	Semi-Annual	02/22/2023	6,105,000	(13,305)	(81,264)	(94,569)	4,509	0
Pay	3-Month USD-LIBOR	2.360%	Semi-Annual	03/01/2023	3,038,000	(6,206)	(41,895)	(48,101)	2,089	0
Pay	3-Month USD-LIBOR	2.410%	Semi-Annual	03/21/2023	5,000,000	(9,493)	(62,018)	(71,511)	2,898	0
Receive (6)	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2023	34,825,500	640,917	567,382	1,208,299	0	(24,908)
Receive (6)	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2025	2,039,700	46,970	53,680	100,650	0	(2,726)
Pay	3-Month USD-LIBOR	2.490%	Semi-Annual	01/09/2028	3,034,600	(14,121)	(63,018)	(77,139)	6,368	0
Receive (6)	3-Month USD-LIBOR	2.250%	Semi-Annual	06/20/2028	4,698,000	99,479	129,846	229,325	0	(10,264)
Receive (6)	3-Month USD-LIBOR	2.500%	Semi-Annual	06/20/2048	3,679,600	114,605	170,840	285,445	0	(21,284)
Pay	3-Month ZAR-JIBAR	8.300%	Quarterly	03/15/2027	625,500	(1)	2,615	2,614	0	(315)
Pay (6)	3-Month ZAR-JIBAR	7.750%	Quarterly	09/19/2028	327,300	(1)	72	71	0	(190)
Pay	6-Month AUD-BBR-BBSW	3.000%	Semi-Annual	12/17/2019	285,800	4,733	(951)	3,782	152	0
Pay	6-Month AUD-BBR-BBSW	4.500%	Semi-Annual	06/15/2022	175,000	13,287	(1,057)	12,230	298	0
Pay	6-Month AUD-BBR-BBSW	4.000%	Semi-Annual	03/15/2023	3,175,400	195,330	(21,305)	174,025	5,819	0
Pay	6-Month AUD-BBR-BBSW	4.250%	Semi-Annual	03/15/2023	397,900	28,677	(3,226)	25,451	740	0
Pay	6-Month AUD-BBR-BBSW	4.250%	Semi-Annual	12/11/2023	462,900	35,562	(703)	34,859	1,038	0
Pay	6-Month AUD-BBR-BBSW	3.250%	Semi-Annual	12/17/2024	1,180,600	34,052	4,278	38,330	2,986	0
Pay	6-Month AUD-BBR-BBSW	3.500%	Semi-Annual	06/17/2025	845,550	35,855	3,250	39,105	2,346	0
Pay	6-Month AUD-BBR-BBSW	2.750%	Semi-Annual	06/17/2026	923,900	(4,420)	7,349	2,929	2,832	0
Pay	6-Month AUD-BBR-BBSW	3.000%	Semi-Annual	03/21/2027	2,767,250	25,822	14,944	40,766	9,265	0
Receive (6)	6-Month EUR-EURIBOR	1.000%	Annual	06/20/2028	183,500	118	159	277	0	(217)
Receive (6)	6-Month EUR-EURIBOR	1.250%	Annual	09/19/2028	838,100	(11,741)	(6,563)	(18,304)	0	(1,028)
Receive (6)	6-Month GBP-LIBOR	1.500%	Semi-Annual	09/19/2028	923,675	16,733	(10,783)	5,950	0	(4,843)
Receive	6-Month JPY-LIBOR	0.300%	Semi-Annual	03/18/2026	77,889,000	(4,855)	(247)	(5,102)	681	0
Receive	6-Month JPY-LIBOR	0.000%	Semi-Annual	09/20/2026	83,970,000	17,459	(1,783)	15,676	807	0
Receive	6-Month JPY-LIBOR	0.354%	Semi-Annual	01/18/2028	44,520,000	229	(3,230)	(3,001)	158	0
Receive	6-Month JPY-LIBOR	0.285%	Semi-Annual	01/25/2028	330,000	24	(24)	0	1	0
Receive	6-Month JPY-LIBOR	0.301%	Semi-Annual	02/13/2028	17,900,000	1,130	(1,386)	(256)	64	0
Receive	6-Month JPY-LIBOR	0.354%	Semi-Annual	02/16/2028	18,490,000	10	(1,182)	(1,172)	64	0
Receive (6)	6-Month JPY-LIBOR	0.300%	Semi-Annual	03/20/2028	134,870,000	8,372	(9,173)	(801)	481	0
Receive (6)	6-Month JPY-LIBOR	0.300%	Semi-Annual	03/21/2028	36,330,000	3,225	(3,443)	(218)	130	0
Receive (6)	6-Month JPY-LIBOR	0.380%	Semi-Annual	06/18/2028	28,130,000	457	(2,265)	(1,808)	117	0
Receive (6)	6-Month JPY-LIBOR	0.399%	Semi-Annual	06/18/2028	8,670,000	(8)	(704)	(712)	36	0
Pay (6)	6-Month JPY-LIBOR	0.450%	Semi-Annual	03/20/2029	1,699,773,000	(78,919)	(51,742)	(130,661)	8,718	0
Receive (6)	6-Month JPY-LIBOR	0.415%	Semi-Annual	03/25/2029	16,170,000	(110)	(590)	(700)	81	0
Receive (6)	6-Month JPY-LIBOR	0.400%	Semi-Annual	03/27/2029	35,100,000	247	(1,264)	(1,017)	175	0
Receive (6)	6-Month JPY-LIBOR	0.450%	Semi-Annual	03/29/2029	35,140,000	(1,321)	(1,328)	(2,649)	176	0
Receive (6)	6-Month JPY-LIBOR	0.446%	Semi-Annual	06/18/2029	13,110,000	291	(1,018)	(727)	71	0
Receive (6)	6-Month JPY-LIBOR	0.471%	Semi-Annual	06/18/2029	13,120,000	(4)	(1,035)	(1,039)	71	0
Pay	28-Day MXN-TIIE	5.270%	Lunar	02/05/2020	795,000	(2,079)	205	(1,874)	24	0
Pay	28-Day MXN-TIIE	5.145%	Lunar	04/02/2020	361,300	(1,081)	130	(951)	11	0
Pay	28-Day MXN-TIIE	5.405%	Lunar	11/19/2020	398,880	(1,213)	88	(1,125)	21	0
Pay	28-Day MXN-TIIE	5.095%	Lunar	02/05/2021	4,693,990	(17,727)	1,474	(16,253)	284	0
Pay	28-Day MXN-TIIE	5.615%	Lunar	05/21/2021	2,401,200	(7,236)	221	(7,015)	175	0
Pay	28-Day MXN-TIIE	5.680%	Lunar	05/28/2021	942,600	(2,737)	91	(2,646)	70	0
Pay	28-Day MXN-TIIE	5.610%	Lunar	07/07/2021	1,090,000	(3,392)	168	(3,224)	84	0
Pay	28-Day MXN-TIIE	5.900%	Lunar	07/20/2021	4,822,600	(12,313)	29	(12,284)	388	0

36	See Accompanying Notes

March 31, 2018

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	28-Day MXN-TIIE	6.750%	Lunar	08/31/2021	2,103,200	$(1,802)	$(556)	$(2,358)	$193	$0
Pay	28-Day MXN-TIIE	5.798%	Lunar	09/06/2021	3,691,700	(10,462)	336	(10,126)	309	0
Pay	28-Day MXN-TIIE	5.430%	Lunar	11/17/2021	1,900,400	(7,124)	330	(6,794)	164	0
Pay	28-Day MXN-TIIE	7.350%	Lunar	11/17/2021	579,600	225	(280)	(55)	60	0
Pay	28-Day MXN-TIIE	7.388%	Lunar	11/17/2021	452,700	212	(224)	(12)	47	0
Pay	28-Day MXN-TIIE	7.199%	Lunar	12/03/2021	673,100	43	(300)	(257)	70	0
Pay	28-Day MXN-TIIE	7.538%	Lunar	02/23/2022	1,359,300	1,109	(736)	373	151	0
Pay	28-Day MXN-TIIE	5.810%	Lunar	05/02/2022	994,200	(3,193)	22	(3,171)	98	0
Pay	28-Day MXN-TIIE	5.850%	Lunar	05/02/2022	2,684,200	(8,370)	25	(8,345)	264	0
Pay	28-Day MXN-TIIE	5.500%	Lunar	09/02/2022	500,000	(2,096)	79	(2,017)	49	0
Pay	28-Day MXN-TIIE	5.750%	Lunar	09/02/2022	2,193,000	(7,839)	162	(7,677)	219	0
Pay	28-Day MXN-TIIE	7.875%	Lunar	12/16/2022	538,600	0	584	584	67	0
Pay	28-Day MXN-TIIE	7.865%	Lunar	12/27/2022	936,700	0	997	997	116	0
Pay	28-Day MXN-TIIE	7.880%	Lunar	12/27/2022	16,651,100	7,709	10,583	18,292	2,058	0
Pay	28-Day MXN-TIIE	7.640%	Lunar	01/03/2023	569,400	0	315	315	69	0
Pay	28-Day MXN-TIIE	7.645%	Lunar	01/03/2023	1,061,400	0	599	599	129	0
Pay	28-Day MXN-TIIE	7.745%	Lunar	01/05/2023	706,500	0	561	561	87	0
Pay	28-Day MXN-TIIE	7.610%	Lunar	01/23/2023	4,145,300	(1,454)	3,499	2,045	504	0
Pay	28-Day MXN-TIIE	7.805%	Lunar	02/06/2023	1,641,000	0	1,548	1,548	204	0
Pay	28-Day MXN-TIIE	7.820%	Lunar	02/06/2023	1,673,100	(345)	1,982	1,637	208	0
Pay	28-Day MXN-TIIE	5.795%	Lunar	06/02/2023	940,200	(3,735)	36	(3,699)	101	0
Pay	28-Day MXN-TIIE	6.350%	Lunar	09/01/2023	631,300	(1,623)	(75)	(1,698)	75	0
Pay	28-Day MXN-TIIE	5.980%	Lunar	08/26/2024	408,900	(1,731)	(28)	(1,759)	64	0
Pay	28-Day MXN-TIIE	7.710%	Lunar	02/26/2025	2,047,200	167	1,189	1,356	417	0
Pay	28-Day MXN-TIIE	7.670%	Lunar	03/05/2025	4,609,000	118	2,363	2,481	940	0
Pay	28-Day MXN-TIIE	5.950%	Lunar	01/30/2026	2,002,230	(10,427)	(466)	(10,893)	406	0
Pay	28-Day MXN-TIIE	5.990%	Lunar	01/30/2026	3,105,200	(15,720)	(752)	(16,472)	631	0
Pay	28-Day MXN-TIIE	6.080%	Lunar	03/10/2026	3,652,700	(17,505)	(911)	(18,416)	749	0
Pay	28-Day MXN-TIIE	6.490%	Lunar	09/08/2026	2,636,700	(9,266)	(1,143)	(10,409)	553	0
Pay	28-Day MXN-TIIE	7.380%	Lunar	11/04/2026	107,000	(15)	(70)	(85)	24	0
Pay	28-Day MXN-TIIE	8.090%	Lunar	01/15/2027	1,118,200	2,917	(939)	1,978	260	0
Pay	28-Day MXN-TIIE	8.120%	Lunar	01/15/2027	811,100	2,212	(688)	1,524	189	0
Pay	28-Day MXN-TIIE	7.865%	Lunar	02/02/2027	2,626,900	4,518	(2,058)	2,460	602	0
Pay	28-Day MXN-TIIE	8.010%	Lunar	02/04/2027	1,138,400	2,610	(934)	1,676	263	0
Pay	28-Day MXN-TIIE	7.818%	Lunar	02/17/2027	1,585,000	2,430	(1,236)	1,194	362	0
Pay	28-Day MXN-TIIE	7.150%	Lunar	06/11/2027	5,948,700	(978)	(10,018)	(10,996)	1,284	0
Pay	28-Day MXN-TIIE	7.200%	Lunar	06/11/2027	694,100	188	(1,338)	(1,150)	150	0
Pay	28-Day MXN-TIIE	7.370%	Lunar	10/11/2027	2,985,800	(143)	(3,125)	(3,268)	656	0
Receive	28-Day MXN-TIIE	7.984%	Lunar	12/10/2027	1,364,100	(13)	(1,742)	(1,755)	0	(316)
Receive	28-Day MXN-TIIE	7.990%	Lunar	12/21/2027	25,700	0	(34)	(34)	0	(6)
Pay	28-Day MXN-TIIE	8.005%	Lunar	12/21/2027	7,726,300	(4,092)	(6,439)	(10,531)	0	(1,790)
Receive	28-Day MXN-TIIE	7.800%	Lunar	12/28/2027	622,900	0	(344)	(344)	0	(142)
Receive	28-Day MXN-TIIE	7.910%	Lunar	12/30/2027	31,300	0	(31)	(31)	0	(7)
Receive	28-Day MXN-TIIE	8.030%	Lunar	01/31/2028	972,600	9	(1,425)	(1,416)	0	(227)
Receive	28-Day MXN-TIIE	8.050%	Lunar	01/31/2028	606,400	154	(1,085)	(931)	0	(142)
Pay	28-Day MXN-TIIE	6.710%	Lunar	09/20/2029	407,400	(1,604)	(231)	(1,835)	97	0
Pay	28-Day MXN-TIIE	6.620%	Lunar	02/18/2030	440,000	(1,998)	(252)	(2,250)	106	0
Pay	28-Day MXN-TIIE	7.165%	Lunar	09/06/2032	556,500	0	(1,886)	(1,886)	134	0
Pay	28-Day MXN-TIIE	7.480%	Lunar	06/18/2037	242,100	(37)	(571)	(608)	75	0
Receive	28-Day MXN-TIIE	7.380%	Lunar	08/14/2037	64,600	255	(54)	201	0	(20)
Pay	28-Day MXN-TIIE	7.360%	Lunar	08/21/2037	825,000	169	(2,852)	(2,683)	256	0
Receive	28-Day MXN-TIIE	8.103%	Lunar	01/04/2038	1,486,300	1,409	(3,080)	(1,671)	0	(506)

						$989,907	$(303,293)	$686,614	$109,214	$(71,483)

Total Swap Agreements						$1,359,793	$(405,644)	$954,149	$123,605	$(73,413)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$7,436	$123,605	$131,041	$0	$(1,082)	$(73,413)	$(74,495)

(q)

Securities with an aggregate market value of $1,813,118 and cash of $9,107 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	37

Schedule of Investments PIMCO Income Fund (Cont.)

(r)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2018	AUD	121,667	$	95,363	$1,917	$0
	04/2018	GBP	660,000		911,905	0	(14,075)
	04/2018	NZD	480,000		347,511	615	0
	04/2018	$	2,798,030	JPY	295,164,166	0	(23,886)
	04/2018		476,986	NZD	658,676	0	(960)
	05/2018	JPY	295,164,166	$	2,803,118	24,657	0
	05/2018	NZD	658,676		476,918	930	0
BOA	04/2018	ARS	9,390		455	0	(8)
	04/2018	BRL	1,227,340		369,258	0	(2,500)
	04/2018	DKK	3,175,786		491,615	0	(32,563)
	04/2018	NZD	229,903		166,015	0	(136)
	04/2018	$	752,133	AUD	974,598	127	(3,721)
	04/2018		374,088	BRL	1,227,340	0	(2,330)
	04/2018		42,484	DKK	262,175	790	0
	04/2018		98,122	RUB	5,709,924	1,348	0
	04/2018		104,530	TRY	406,637	0	(2,017)
	05/2018	ARS	232,410	$	11,166	7	(133)
	05/2018	AUD	974,598		752,212	3,789	(125)
	05/2018	EUR	42,500		52,475	28	0
	05/2018	JPY	30,274,334		280,108	0	(5,096)
	05/2018	$	223,470	JPY	24,139,662	3,958	0
	05/2018		53,166	RUB	3,052,445	0	(230)
	05/2018		2,032	ZAR	24,224	17	(13)
	05/2018	ZAR	65,138	$	5,389	0	(86)
	06/2018	$	248,322	IDR	3,438,514,407	701	0
	07/2018	BRL	490,400	$	146,423	0	(942)
	07/2018	DKK	822,166		126,422	0	(10,199)
BPS	04/2018	ARS	76,900		3,694	0	(97)
	04/2018	BRL	1,533,711		468,081	5,072	(1,549)
	04/2018	DKK	1,640,135		242,835	0	(27,877)
	04/2018	EUR	16,332		20,245	149	0
	04/2018	$	470,161	BRL	1,533,711	0	(5,604)
	04/2018		16,555	JPY	1,748,165	0	(124)
	04/2018		767,636	MXN	14,446,990	24,602	0
	04/2018		240,624	TRY	943,059	0	(2,879)
	05/2018	JPY	1,748,165	$	16,584	128	0
	05/2018	PEN	213,763		65,402	0	(753)
	05/2018	$	53,276	ARS	1,110,913	583	(56)
	05/2018		31,649	MXN	591,485	701	0
	06/2018		3,124	ARS	62,608	0	(140)
	07/2018	BRL	1,557,021	$	459,796	1,208	(9,294)
	07/2018	DKK	342,847		51,617	0	(5,355)
	09/2018	$	24,456	AUD	31,783	0	(25)
	01/2019	BRL	1,721,000	$	514,100	4,529	0
	01/2019	DKK	151,500		24,567	0	(1,015)
BRC	04/2018	ARS	30,400		1,503	4	0
	04/2018	JPY	39,120,400		347,074	0	(20,628)
	04/2018	$	36,787	ARS	752,007	545	0
	04/2018		775,733	GBP	550,000	0	(4,082)
	04/2018		334,473	JPY	35,277,406	0	(2,913)
	05/2018	ARS	90,460	$	4,319	0	(77)
	05/2018	GBP	907,218		1,278,924	4,527	0
	05/2018	JPY	35,277,406		335,073	2,997	0
	05/2018	$	22,603	MXN	423,563	563	0
	05/2018		39,129	RUB	2,243,591	0	(220)
	09/2018		24,456	AUD	31,783	0	(25)
BSH	04/2018	BRL	1,625,000	$	501,760	9,552	0
	04/2018	$	492,683	BRL	1,625,000	625	(1,101)
	07/2018	BRL	3,334,000	$	1,009,881	8,024	(6)
	10/2018		1,692,000		507,666	3,277	0
CBK	04/2018	ARS	255,700		12,623	28	(12)
	04/2018	BRL	3,078,444		928,924	1,559	(5,088)
	04/2018	EUR	276,373		341,575	1,373	(13)
	04/2018	$	4,505	ARS	93,124	67	0
	04/2018		279,739	AUD	362,937	0	(985)
	04/2018		935,859	BRL	3,078,445	0	(3,406)
	04/2018		520,452	DKK	3,130,519	0	(3,745)
	04/2018		10,129	EUR	8,204	0	(34)
	04/2018		92,644	GBP	66,206	338	(95)
	04/2018		2,135	PEN	6,986	29	0
	04/2018		8,135	RUB	473,617	116	0
	04/2018		38,695	TRY	150,000	0	(880)
	05/2018	ARS	95,970	$	4,679	16	0
	05/2018	AUD	350,000		269,752	931	0
	05/2018	BRL	766,270		231,922	382	0
	05/2018	JPY	317,900		3,013	20	0
	05/2018	$	429,117	BRL	1,426,135	1,812	0
	05/2018		558,411	MXN	10,546,364	18,402	0
	05/2018		56,485	RUB	3,237,023	0	(308)
	05/2018	ZAR	17,345	$	1,443	0	(15)

38	See Accompanying Notes

March 31, 2018

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
	06/2018	$	351,633	INR	23,136,078	$843	$0
	07/2018	BRL	1,209,175	$	360,340	148	(3,164)
	07/2018	DKK	4,552,647		743,019	3,909	(17,410)
	11/2018	NGN	636,019		1,678	0	(19)
DUB	04/2018	BRL	1,603,994		474,483	0	(11,362)
	04/2018	CAD	121,445		94,169	0	(95)
	04/2018	EUR	19,079		23,384	0	(92)
	04/2018	TRY	42,350		10,787	123	0
	04/2018	$	483,549	BRL	1,603,994	2,528	(232)
	05/2018	BRL	362,701	$	109,771	176	0
	05/2018	$	317,750	BRL	1,053,994	730	0
	05/2018		2,955	PEN	9,597	15	0
	05/2018		46,606	RUB	2,669,018	0	(320)
	07/2018	BRL	948,440	$	278,522	0	(6,483)
	10/2018		3,390,700		1,022,947	12,172	0
FBF	04/2018	ARS	63,132		3,089	0(24)
	04/2018	AUD	100,000		78,370	1,565	0
	04/2018	BRL	250,000		74,365	0	(1,359)
	04/2018	GBP	500,000		691,906	0	(9,594)
	04/2018	JPY	195,470,180		1,829,899	0	(7,256)
	04/2018	$	146	ARS	3,026	3	0
	04/2018		75,787	BRL	250,000	66	(129)
	05/2018	BRL	217,620	$	65,853	96	0
GLM	04/2018	AUD	100,000		78,376	1,571	0
	04/2018	BRL	1,319,225		402,816	4,658	(1,432)
	04/2018	CAD	174,336		135,182	0	(138)
	04/2018	DKK	2,039,641		300,757	0	(35,895)
	04/2018	EUR	11,969		14,855	128	0
	04/2018	NZD	438,794		316,439	0	(677)
	04/2018	TRY	34,826		8,883	93	0
	04/2018	$	12,758	ARS	263,547	182	0
	04/2018		398,893	BRL	1,319,225	1,928	(1,231)
	04/2018		16,094	CAD	20,635	0	(77)
	04/2018		4,353,269	EUR	3,492,674	0	(55,709)
	04/2018		1,380,877	GBP	979,463	28	(6,718)
	04/2018		320,070	JPY	33,829,799	0	(2,116)
	04/2018		549,892	MXN	10,436,323	22,323	0
	04/2018		355,063	NZD	490,021	0	(924)
	04/2018		219,794	RUB	12,697,870	2,539	(1,128)
	04/2018		92,156	TRY	359,094	0	(1,629)
	05/2018	ARS	1,300	$	62	0	(1)
	05/2018	EUR	3,492,674		4,362,350	55,913	0
	05/2018	GBP	952,990		1,345,055	6,361	0
	05/2018	JPY	33,829,799		320,652	2,203	0
	05/2018	NZD	490,021		355,009	899	0
	05/2018	$	15,529	ARS	322,609	163	(58)
	05/2018		247,483	BRL	824,045	1,514	0
	05/2018		255,227	TRY	1,000,000	0	(4,953)
	05/2018		709	ZAR	8,329	0	(9)
	07/2018	BRL	164,000	$	48,824	0	(458)
	10/2018		469,600		143,477	3,488	0
HUS	04/2018	ARS	991,504		49,024	0	(117)
	04/2018	BRL	466,360		138,206	0	(3,053)
	04/2018	CAD	23,604		18,704	382	0
	04/2018	RUB	14,258,877		248,451	0	(214)
	04/2018	$	34,257	ARS	706,730	698	0
	04/2018		140,309	BRL	466,360	950	0
	04/2018		46,713	DKK	287,185	688	0
	04/2018		471,483	RUB	26,931,015	149	(2,620)
	05/2018	ARS	43,160	$	2,066	0	(31)
	05/2018	$	61,004	ARS	1,258,868	371	(30)
	05/2018		210	MXN	3,939	5	0
	05/2018		112,973	RUB	6,483,533	95	(630)
	05/2018		167,250	TRY	656,918	0	(2,841)
	06/2018		41,388	INR	2,735,105	282	0
	07/2018	BRL	1,705,825	$	500,000	0	(12,598)
	10/2018	NGN	375,800		1,000	0	(9)
IND	04/2018	AUD	1,419,609		1,108,717	18,387	0
	04/2018	CAD	19,832		15,371	0	(24)
JPM	04/2018	BRL	5,565,370		1,637,195	1,909	(50,449)
	04/2018	CHF	7,345		7,888	205	0
	04/2018	DKK	1,793,500		281,329	0	(14,696)
	04/2018	EUR	8,610		10,589	0	(12)
	04/2018	GBP	1,629,436		2,263,360	0	(22,740)
	04/2018	JPY	276,390,065		2,589,929	55	(7,818)
	04/2018	$	1,684,340	BRL	5,565,370	3,528	(2,133)
	04/2018		167,323	CAD	215,378	0	(143)
	04/2018		9,065	CHF	8,566	0	(105)
	04/2018		13,781	DKK	84,655	191	0
	04/2018		15,552	EUR	12,487	0	(187)
	04/2018		705,217	GBP	500,000	0	(3,717)
	05/2018	BRL	1,829,964	$	554,006	1,055	0
	05/2018	CAD	215,378		167,414	139	0
	05/2018	CHF	8,566		9,086	105	0

See Accompanying Notes	39

Schedule of Investments PIMCO Income Fund (Cont.)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
	05/2018	GBP	500,000	$	706,053	$3,688	$0
	05/2018	$	4,560	ARS	92,559	0	(62)
	05/2018		38,789	AUD	50,486	0	(13)
	05/2018		254,481	TRY	1,000,000	0	(4,208)
	07/2018	BRL	5,656,200	$	1,702,789	14,465	(11,357)
	07/2018	DKK	174,535		26,296	0	(2,709)
	07/2018	$	221,280	DKK	1,380,839	8,176	0
	09/2018		13,088	ARS	278,110	0	(478)
	10/2018	NGN	3,543,723	$	9,433	0	(67)
	11/2018		8,440,468		22,438	27	(45)
	01/2019	BRL	860,000		256,540	1,903	0
MSB	04/2018	ARS	80,740	$	3,909	0	(72)
	04/2018	BRL	2,622,502		794,457	4,477	(4,368)
	04/2018	EUR	26,800		33,064	73	(14)
	04/2018	GBP	380,000		525,823	0	(7,318)
	04/2018	$	804,003	BRL	2,622,502	40	(9,694)
	04/2018		14,039	JPY	1,481,100	0	(119)
	04/2018		105,151	TRY	413,097	0	(1,010)
	05/2018	AUD	1,300,244	$	997,293	0	(1,370)
	06/2018	JPY	1,687,800		15,937	13	0
	06/2018	PEN	325,354		99,484	0	(1,143)
	07/2018	BRL	1,397,334		425,028	6,730	(1,599)
	08/2018	$	4,333	ARS	89,821	0	(188)
	10/2018	BRL	338,066	$	101,558	780	0
	10/2018	NGN	534,637		1,425	0	(11)
NAB	04/2018	CAD	19,832		15,370	0	(24)
NGF	04/2018	BRL	111,110		32,946	0	(709)
	04/2018	$	33,429	BRL	111,110	226	0
RBC	04/2018	CAD	210,680	$	161,584	0	(1,992)
RYL	04/2018	ARS	33,500		1,655	3	0
	04/2018	$	38,684	TRY	150,000	0	(869)
	05/2018		5,672	ARS	115,711	0	(50)
	05/2018		430,469	TRY	1,692,959	0	(7,081)
SCX	04/2018	AUD	1,121,158	$	876,226	15,121	0
	04/2018	BRL	980,026		301,955	5,108	0
	04/2018	DKK	2,962,007		474,350	0	(14,543)
	04/2018	GBP	180,000		249,077	0	(3,463)
	04/2018	JPY	71,860,022		672,400	0	(2,987)
	04/2018	$	77,063	AUD	100,000	0	(258)
	04/2018		296,527	BRL	980,026	744	(424)
	04/2018		106,418	TRY	418,277	0	(970)
	05/2018	AUD	180,000	$	138,462	264	(53)
	05/2018	GBP	396,549		558,833	1,789	0
	05/2018	$	57,357	JPY	6,134,672	440	0
	05/2018		73,503	TRY	284,912	0	(2,336)
	07/2018	BRL	324,900	$	97,676	44	0
	10/2018	NGN	1,196,843		3,183	0	(27)
	11/2018		721,099		1,914	0	(10)
SOG	04/2018	ARS	31,400		1,551	3	0
	04/2018	$	16,130	DKK	99,465	287	0
	04/2018		705,201	GBP	500,000	0	(3,700)
	04/2018		169,956	MXN	3,233,329	7,325	0
	04/2018		136,831	RUB	7,667,110	0	(3,121)
	04/2018		193,042	TRY	750,112	0	(3,939)
	05/2018	GBP	500,000	$	706,033	3,668	0
	05/2018	$	121,907	RUB	6,966,381	0	(1,096)
	05/2018		63,569	TRY	252,521	0	(493)
	08/2018		4,283	ARS	88,863	0	(182)
SSB	04/2018	EUR	3,334,586	$	4,108,704	5,663	0
	04/2018	$	372,316	DKK	2,239,666	0	(2,649)
	05/2018		4,156	MXN	77,416	78	0
	07/2018	DKK	2,239,666	$	374,934	2,765	0
TOR	04/2018	BRL	513,510		145,844	0	(9,697)
	04/2018	CAD	64,866		50,283	0	(68)
	04/2018	$	154,495	BRL	513,510	1,046	0
	07/2018	BRL	856,942	$	249,829	0	(7,681)
	10/2018	DKK	205,979		31,880	0	(2,605)
UAG	04/2018	BRL	1,829,964		550,603	0	(3,687)
	04/2018	CAD	404,612		313,494	79	(669)
	04/2018	CHF	1,221		1,299	22	0
	04/2018	JPY	668,800		6,332	41	0
	04/2018	$	555,713	BRL	1,829,964	0	(1,422)
	04/2018		1,671,115	JPY	176,219,632	0	(14,889)
	05/2018	BRL	1,829,964	$	554,098	1,147	0
	05/2018	EUR	11,257		14,003	122	(1)
	05/2018	JPY	175,684,832		1,669,086	15,316	0
	05/2018	$	7,845	BRL	26,017	16	0
	06/2018		373,897	INR	24,551,081	679	(542)

Total Forward Foreign Currency Contracts						$388,970	$(630,362)

40	See Accompanying Notes

March 31, 2018

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-29 5-Year Index	Sell	0.700%	06/20/2018	$ 1,000,000	$(1,280)	$(1,618)
BPS	Put - OTC CDX.HY-29 5-Year Index	Sell	105.000%	04/18/2018	250,000	(700)	(495)
	Put - OTC CDX.HY-29 5-Year Index	Sell	102.000%	06/20/2018	74,800	(329)	(296)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.675%	05/16/2018	1,000,000	(970)	(1,071)
BRC	Put - OTC CDX.IG-29 5-Year Index	Sell	0.700%	06/20/2018	1,000,000	(1,230)	(1,618)
CBK	Put - OTC CDX.HY-29 5-Year Index	Sell	104.000%	04/18/2018	98,300	(167)	(108)
	Put - OTC CDX.HY-29 5-Year Index	Sell	105.000%	04/18/2018	56,000	(134)	(111)
	Put - OTC CDX.HY-29 5-Year Index	Sell	104.000%	05/16/2018	100,000	(320)	(365)
	Put - OTC CDX.HY-29 5-Year Index	Sell	105.000%	05/16/2018	200,000	(1,060)	(1,082)
DUB	Put - OTC CDX.HY-29 5-Year Index	Sell	104.000%	04/18/2018	250,000	(350)	(275)
	Put - OTC CDX.HY-29 5-Year Index	Sell	103.000%	05/16/2018	100,000	(260)	(260)
	Put - OTC CDX.HY-29 5-Year Index	Sell	102.000%	06/20/2018	33,600	(134)	(133)
FBF	Put - OTC CDX.HY-29 5-Year Index	Sell	105.000%	04/18/2018	163,000	(445)	(322)
GST	Put - OTC CDX.HY-29 5-Year Index	Sell	104.000%	05/16/2018	400,000	(1,400)	(1,458)
	Put - OTC CDX.HY-29 5-Year Index	Sell	105.500%	05/16/2018	250,000	(1,438)	(1,667)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.625%	05/16/2018	1,500,000	(1,688)	(2,336)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.700%	06/20/2018	1,000,000	(1,450)	(1,618)
JPM	Put - OTC CDX.IG-29 5-Year Index	Sell	0.675%	05/16/2018	1,000,000	(1,075)	(1,071)

						$(14,430)	$(15,904)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date		Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC AUD versus USD	$	0.805	09/20/2018	AUD	139,400	$(915)	$(808)
BRC	Call - OTC AUD versus USD		0.805	09/20/2018		139,400	(909)	(809)
DUB	Call - OTC USD versus TRY	TRY	3.990	04/20/2018		$42,300	(317)	(376)
GLM	Call - OTC USD versus TRY		4.000	04/13/2018		42,300	(232)	(227)

							$(2,373)	$(2,220)

Total Written Options							$(16,803)	$(18,124)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Pioneer Natural Resources Co.	(1.000)%	Quarterly	06/20/2018	0.078%	$1,300	$25	$(28)	$0	$(3)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	12/20/2022	0.954%	$38,800	$162	$(69)	$93	$0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	Quarterly	06/20/2020	0.735%	6,300	(952)	991	39	0
	Indonesia Government International Bond	1.000%	Quarterly	06/20/2019	0.213%	21,400	(719)	932	213	0
	Mexico Government International Bond	1.000%	Quarterly	06/20/2022	0.837%	5,900	(94)	134	40	0
	Russia Government International Bond	1.000%	Quarterly	03/20/2019	0.358%	26,600	(1,406)	1,581	175	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2020	0.717%	46,910	(3,714)	4,081	367	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2021	0.907%	21,600	(841)	920	79	0
	Russia Government International Bond	1.000%	Quarterly	06/20/2024	1.461%	37,800	(3,600)	2,644	0	(956)
	Russia Government International Bond	1.000%	Quarterly	09/20/2024	1.506%	11,600	(1,179)	845	0	(334)
BPS	Brazil Government International Bond	1.000%	Quarterly	03/20/2019	0.551%	11,500	(372)	426	54	0
	Mexico Government International Bond	1.000%	Quarterly	06/20/2022	0.837%	48,800	(777)	1,110	333	0
	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2018	0.426%	2,800	(405)	410	5	0
	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2019	0.599%	16,500	(1,057)	1,143	86	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.754%	37,644	(3,641)	3,812	171	0
	Petrobras Global Finance BV	1.000%	Quarterly	03/20/2020	0.802%	14,000	(2,243)	2,302	59	0
	Petrobras Global Finance BV	1.000%	Quarterly	09/20/2020	0.965%	4,200	(584)	589	5	0
	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2021	1.221%	3,500	(980)	957	0	(23)
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2021	1.458%	1,100	(169)	152	0	(17)

See Accompanying Notes	41

Schedule of Investments PIMCO Income Fund (Cont.)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2022	2.535%		$40,000	$4,599	$(345)	$4,254	$0
	Colombia Government International Bond	1.000%	Quarterly	03/20/2019	0.275%		12,900	(74)	170	96	0
	Colombia Government International Bond	1.000%	Quarterly	12/20/2022	0.954%		21,000	39	11	50	0
	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2019	0.599%		10,100	(632)	685	53	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.754%		34,913	(5,148)	5,306	158	0
	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2021	1.221%		27,700	(7,297)	7,119	0	(178)
	Petroleos Mexicanos	1.000%	Quarterly	12/20/2021	1.264%		10,700	(970)	875	0	(95)
	Qatar Government International Bond	1.000%	Quarterly	12/20/2022	0.805%		87,800	443	346	789	0
	Russia Government International Bond	1.000%	Quarterly	03/20/2019	0.358%		2,400	(138)	154	16	0
	Russia Government International Bond	1.000%	Quarterly	06/20/2019	0.384%		24,800	(1,538)	1,733	195	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2020	0.717%		63,750	(5,055)	5,554	499	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2021	0.907%		25,000	(923)	1,015	92	0
	Russia Government International Bond	1.000%	Quarterly	06/20/2024	1.461%		37,400	(4,441)	3,495	0	(946)
	Russia Government International Bond	1.000%	Quarterly	09/20/2024	1.506%		19,860	(2,139)	1,567	0	(572)
	South Africa Government International Bond	1.000%	Quarterly	06/20/2021	0.880%		77,200	(4,906)	5,219	313	0
	South Africa Government International Bond	1.000%	Quarterly	12/20/2021	1.054%		15,400	(1,086)	1,062	0	(24)
	Springleaf Finance Corp.	5.000%	Quarterly	09/20/2021	1.689%		4,400	329	155	484	0
CBK	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2022	2.535%		25,100	2,790	(121)	2,669	0
	Colombia Government International Bond	1.000%	Quarterly	12/20/2022	0.954%		68,900	(410)	575	165	0
	Indonesia Government International Bond	1.000%	Quarterly	03/20/2019	0.213%		12,900	(564)	667	103	0
	Mexico Government International Bond	1.000%	Quarterly	12/20/2022	0.976%		37,600	(64)	118	54	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.754%		7,200	(786)	819	33	0
	Russia Government International Bond	1.000%	Quarterly	03/20/2019	0.358%		49,313	(2,734)	3,059	325	0
	Russia Government International Bond	1.000%	Quarterly	06/20/2019	0.384%		138,700	(8,809)	9,899	1,090	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2020	0.717%		18,390	(1,472)	1,616	144	0
	Russia Government International Bond	1.000%	Quarterly	06/20/2024	1.461%		30,700	(3,329)	2,552	0	(777)
	Russia Government International Bond	1.000%	Quarterly	09/20/2024	1.506%		26,300	(2,281)	1,524	0	(757)
	Saudi Arabia Government International Bond	1.000%	Quarterly	06/20/2022	0.662%		300	1	3	4	0
	Shire Acquisitions Investments Ireland DAC	1.000%	Quarterly	12/20/2021	1.116%	EUR	18,200	(676)	589	0	(87)
DUB	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2022	2.535%		$36,050	4,003	(169)	3,834	0
	Brazil Government International Bond	1.000%	Quarterly	09/20/2018	0.481%		15,400	(653)	697	44	0
	Colombia Government International Bond	1.000%	Quarterly	06/20/2019	0.298%		17,000	17	135	152	0
	Colombia Government International Bond	1.000%	Quarterly	12/20/2022	0.954%		30,800	109	(35)	74	0
	Indonesia Government International Bond	1.000%	Quarterly	06/20/2019	0.213%		13,800	(351)	488	137	0
	Mexico Government International Bond	1.000%	Quarterly	12/20/2022	0.976%		59,000	(76)	161	85	0
	Petroleos Mexicanos	1.000%	Quarterly	12/20/2021	1.264%		3,000	(283)	256	0	(27)
	South Africa Government International Bond	1.000%	Quarterly	12/20/2021	1.054%		19,100	(1,327)	1,297	0	(30)
FBF	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2022	2.535%		25,900	3,036	(282)	2,754	0
	Mexico Government International Bond	1.000%	Quarterly	12/20/2022	0.976%		2,200	(1)	4	3	0
GST	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2022	2.535%		50,000	5,717	(400)	5,317	0
	Brazil Government International Bond	1.000%	Quarterly	09/20/2018	0.481%		30,800	(1,313)	1,401	88	0
	Brazil Government International Bond	1.000%	Quarterly	03/20/2019	0.551%		34,500	(1,171)	1,334	163	0
	Colombia Government International Bond	1.000%	Quarterly	03/20/2019	0.275%		12,900	(74)	170	96	0
	Colombia Government International Bond	1.000%	Quarterly	12/20/2022	0.954%		42,000	(458)	559	101	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	Quarterly	06/20/2020	0.735%		7,300	(1,106)	1,151	45	0

42	See Accompanying Notes

March 31, 2018

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Mexico Government International Bond	1.000%	Quarterly	12/20/2022	0.976%	$ 62,200	$(294)	$383	$89	$0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.754%	21,950	(2,327)	2,426	99	0
	Petrobras Global Finance BV	1.000%	Quarterly	03/20/2020	0.802%	900	(134)	138	4	0
	Petrobras Global Finance BV	1.000%	Quarterly	09/20/2020	0.965%	9,600	(1,402)	1,413	11	0
	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2021	1.221%	30,407	(8,279)	8,084	0	(195)
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2021	1.458%	21,800	(3,761)	3,419	0	(342)
	Petroleos Mexicanos	1.000%	Quarterly	12/20/2021	1.264%	1,900	(176)	159	0	(17)
	Russia Government International Bond	1.000%	Quarterly	09/20/2018	0.266%	19,000	(779)	853	74	0
	Russia Government International Bond	1.000%	Quarterly	03/20/2019	0.358%	42,400	(1,409)	1,689	280	0
	Russia Government International Bond	1.000%	Quarterly	06/20/2019	0.384%	9,700	(600)	676	76	0
	Russia Government International Bond	1.000%	Quarterly	03/20/2020	0.574%	3,100	(577)	604	27	0
	Russia Government International Bond	1.000%	Quarterly	06/20/2020	0.609%	2,700	(368)	392	24	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2020	0.717%	10,800	(821)	905	84	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2022	1.127%	76,300	(1,669)	1,271	0	(398)
	Russia Government International Bond	1.000%	Quarterly	06/20/2024	1.461%	8,400	(950)	737	0	(213)
	South Africa Government International Bond	1.000%	Quarterly	06/20/2021	0.880%	9,400	(601)	639	38	0
	South Africa Government International Bond	1.000%	Quarterly	12/20/2021	1.054%	62,300	(4,361)	4,264	0	(97)
	Springleaf Finance Corp.	5.000%	Quarterly	12/20/2019	0.664%	4,100	332	(23)	309	0
	Springleaf Finance Corp.	5.000%	Quarterly	06/20/2022	2.274%	3,100	267	65	332	0
HUS	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2022	2.535%	32,000	3,576	(173)	3,403	0
	Brazil Government International Bond	1.000%	Quarterly	09/20/2018	0.481%	11,500	(490)	523	33	0
	Colombia Government International Bond	1.000%	Quarterly	03/20/2019	0.275%	12,900	(62)	158	96	0
	Colombia Government International Bond	1.000%	Quarterly	06/20/2022	0.815%	9,285	(141)	213	72	0
	Colombia Government International Bond	1.000%	Quarterly	12/20/2022	0.954%	55,100	243	(111)	132	0
	Indonesia Government International Bond	1.000%	Quarterly	03/20/2019	0.213%	25,800	(1,059)	1,266	207	0
	Indonesia Government International Bond	1.000%	Quarterly	06/20/2019	0.213%	5,200	(161)	213	52	0
	Mexico Government International Bond	1.000%	Quarterly	12/20/2022	0.976%	51,700	(108)	182	74	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.754%	79,102	(7,962)	8,320	358	0
	Petrobras Global Finance BV	1.000%	Quarterly	03/20/2020	0.802%	10,600	(1,795)	1,839	44	0
	Petrobras Global Finance BV	1.000%	Quarterly	09/20/2020	0.965%	3,140	(445)	449	4	0
	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2021	1.221%	13,900	(4,157)	4,068	0	(89)
	Petroleos Mexicanos	1.000%	Quarterly	12/20/2021	1.264%	6,600	(605)	546	0	(59)
	Russia Government International Bond	1.000%	Quarterly	09/20/2018	0.266%	34,500	(1,400)	1,534	134	0
	Russia Government International Bond	1.000%	Quarterly	03/20/2019	0.358%	38,300	(1,615)	1,868	253	0
	Russia Government International Bond	1.000%	Quarterly	06/20/2019	0.384%	40,240	(2,226)	2,542	316	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2020	0.717%	26,370	(2,048)	2,254	206	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2022	1.127%	13,100	(60)	(8)	0	(68)
	Russia Government International Bond	1.000%	Quarterly	06/20/2024	1.461%	18,340	(1,888)	1,424	0	(464)
	Russia Government International Bond	1.000%	Quarterly	09/20/2024	1.506%	14,861	(2,032)	1,604	0	(428)
	South Africa Government International Bond	1.000%	Quarterly	06/20/2021	0.880%	26,700	(1,655)	1,763	108	0
JPM	Brazil Government International Bond	1.000%	Quarterly	09/20/2018	0.481%	19,300	(823)	878	55	0
	Brazil Government International Bond	1.000%	Quarterly	03/20/2019	0.551%	13,500	(602)	666	64	0
	Colombia Government International Bond	1.000%	Quarterly	03/20/2019	0.275%	12,900	(56)	152	96	0
	Indonesia Government International Bond	1.000%	Quarterly	03/20/2019	0.213%	12,900	(564)	667	103	0
	Indonesia Government International Bond	1.000%	Quarterly	06/20/2019	0.213%	22,200	(766)	987	221	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.754%	13,418	(1,236)	1,297	61	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2021	1.458%	7,400	(1,201)	1,085	0	(116)
	Russia Government International Bond	1.000%	Quarterly	09/20/2018	0.266%	42,700	(1,761)	1,927	166	0
	Russia Government International Bond	1.000%	Quarterly	03/20/2019	0.358%	27,300	(824)	1,004	180	0
	Russia Government International Bond	1.000%	Quarterly	06/20/2019	0.384%	31,700	(2,220)	2,469	249	0

See Accompanying Notes	43

Schedule of Investments PIMCO Income Fund (Cont.)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Russia Government International Bond	1.000%	Quarterly	09/20/2020	0.669%		$34,600	$(3,812)	$4,100	$288	$0
	Russia Government International Bond	1.000%	Quarterly	12/20/2020	0.717%		37,800	(4,481)	4,777	296	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2021	0.907%		34,400	(1,340)	1,466	126	0
	Russia Government International Bond	1.000%	Quarterly	06/20/2024	1.461%		9,200	(845)	612	0	(233)
	South Africa Government International Bond	1.000%	Quarterly	12/20/2021	1.054%		11,600	(819)	801	0	(18)
MYC	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2022	2.535%		68,800	7,691	(375)	7,316	0
	Banco Espirito Santo S.A.	5.000%	Quarterly	12/20/2021	7.268%	EUR	1,200	(330)	242	0	(88)
	Colombia Government International Bond	1.000%	Quarterly	12/20/2022	0.954%		$36,600	123	(35)	88	0
	Mexico Government International Bond	1.000%	Quarterly	12/20/2022	0.976%		96,400	(68)	206	138	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.754%		50,100	(4,637)	4,864	227	0
	Pioneer Natural Resources Co.	1.000%	Quarterly	12/20/2020	0.254%		1,400	(150)	178	28	0
	Qatar Government International Bond	1.000%	Quarterly	12/20/2022	0.805%		13,000	62	55	117	0
	Russia Government International Bond	1.000%	Quarterly	03/20/2019	0.358%		5,000	(289)	322	33	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2020	0.717%		9,100	(1,126)	1,197	71	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2022	1.127%		52,300	(192)	(81)	0	(273)
	South Africa Government International Bond	1.000%	Quarterly	12/20/2021	1.054%		7,600	(534)	522	0	(12)
	South Africa Government International Bond	1.000%	Quarterly	12/20/2022	1.367%		175,400	(3,681)	930	0	(2,751)
NGF	Saudi Arabia Government International Bond	1.000%	Quarterly	06/20/2022	0.662%		26,500	107	261	368	0
	South Africa Government International Bond	1.000%	Quarterly	06/20/2021	0.880%		9,700	(597)	636	39	0
	South Africa Government International Bond	1.000%	Quarterly	12/20/2021	1.054%		39,700	(2,847)	2,785	0	(62)
UAG	Park Aerospace Holdings Ltd. «	5.000%	Quarterly	07/01/2020	3.514%		19,300	1,130	(284)	846	0
	South Africa Government International Bond	1.000%	Quarterly	12/20/2021	1.054%		800	(59)	58	0	(1)

								$(144,519)	$178,085	$44,313	$(10,747)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	$ 42,446	$(23,823)	$21,811	$0	$(2,012)
	ABX.HE.AAA.7-2 Index	0.760%	Monthly	01/25/2038	5,177	(2,926)	1,765	0	(1,161)
	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	186,406	(5,234)	6,640	1,406	0
	CMBX.NA.AS.6 Index	1.000%	Monthly	05/11/2063	8,000	(19)	118	99	0
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	11,494	(2,755)	1,856	0	(899)
	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	13,348	(7,541)	6,908	0	(633)
	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	12,342	(439)	532	93	0
	CMBX.NA.AS.6 Index	1.000%	Monthly	05/11/2063	18,400	(592)	819	227	0
	PrimeX.ARM.2-AAA Index «	4.580%	Monthly	12/25/2037	4,297	170	(113)	57	0
CBK	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	19,231	(9,375)	8,227	0	(1,148)
	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	102,511	(57,693)	52,833	0	(4,860)
	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	49,366	(2,077)	2,449	372	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	50,000	(1,820)	2,018	198	0
DUB	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	18,687	(10,511)	9,625	0	(886)
	ABX.HE.AAA.7-2 Index	0.760%	Monthly	01/25/2038	17,277	(9,766)	5,891	0	(3,875)
	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	62,000	(1,006)	750	0	(256)
	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	156,984	(4,267)	5,451	1,184	0
	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	192,300	(8,719)	10,046	1,327	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	595,300	(38,483)	40,836	2,353	0
	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	10,000	(1,005)	1,001	0	(4)
	CMBX.NA.AS.6 Index	1.000%	Monthly	05/11/2063	10,000	(208)	331	123	0
FBF	ABX.HE.AA.6-2 Index	0.170%	Monthly	05/25/2046	27,398	(24,352)	16,685	0	(7,667)
	ABX.HE.AA.7-1 Index	0.150%	Monthly	08/25/2037	550	(436)	332	0	(104)
	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	172,454	(96,936)	88,760	0	(8,176)
	ABX.HE.AAA.7-2 Index	0.760%	Monthly	01/25/2038	100,947	(55,612)	32,974	0	(22,638)
	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	284,843	(9,252)	11,401	2,149	0
	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	319,100	(10,824)	13,026	2,202	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	168,800	(8,696)	9,363	667	0
	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	70,000	(1,616)	1,590	0	(26)
	CMBX.NA.AS.6 Index	1.000%	Monthly	05/11/2063	20,000	(415)	662	247	0
GST	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	17,114	(3,881)	2,542	0	(1,339)
	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	64,737	(26,473)	23,404	0	(3,069)
	ABX.HE.AAA.7-2 Index	0.760%	Monthly	01/25/2038	5,177	(1,803)	642	0	(1,161)
	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	416,750	(5,102)	3,383	0	(1,719)
	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	244,269	(7,124)	8,967	1,843	0
	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	116,600	(4,228)	5,033	805	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	66,000	(3,451)	3,712	261	0
	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	196,700	(8,388)	8,314	0	(74)
	CMBX.NA.AS.9 Index	1.000%	Monthly	09/17/2058	25,000	(1,882)	2,013	131	0

44	See Accompanying Notes

March 31, 2018

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	ABX.HE.AA.6-2 Index	0.170%	Monthly	05/25/2046	$ 919	$(386)	$129	$0	$(257)
	ABX.HE.AA.7-1 Index	0.150%	Monthly	08/25/2037	150	(91)	62	0	(29)
	ABX.HE.AA.7-2 Index	1.920%	Monthly	01/25/2038	150	(84)	14	0	(70)
JPS	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	319,300	(5,507)	4,190	0	(1,317)
	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	100,600	(4,532)	5,226	694	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	588,800	(35,350)	37,677	2,327	0
	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	300,000	(2,684)	2,571	0	(113)
MEI	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	13,503	(2,698)	1,642	0	(1,056)
	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	8,052	(325)	386	61	0
	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	48,800	(2,567)	2,904	337	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	145,500	(9,443)	10,018	575	0
	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	158,400	(12,402)	12,343	0	(59)
MYC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	132,635	(16,912)	6,537	0	(10,375)
	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	21,356	(11,986)	10,973	0	(1,013)
	ABX.HE.AAA.7-2 Index	0.760%	Monthly	01/25/2038	12,942	(7,318)	4,416	0	(2,902)
	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	81,300	(1,373)	1,038	0	(335)
	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	174,756	(4,816)	6,135	1,319	0
	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	127,000	(4,348)	5,224	876	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	64,900	(4,510)	4,767	257	0
	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	9,000	(895)	892	0	(3)
	CMBX.NA.AS.6 Index	1.000%	Monthly	05/11/2063	18,700	(682)	913	231	0
SAL	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	385,000	(6,345)	4,757	0	(1,588)
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	41,200	(2,256)	2,419	163	0
UAG	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	56,771	(2,077)	2,505	428	0
	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	18,400	(820)	947	127	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	52,000	(3,102)	3,308	206	0

						$(602,069)	$544,590	$23,345	$(80,824)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Pay	6-Month AUD-BBR-BBSW	5.250%	Semi-Annual	12/15/2021	AUD	97,200	$(138)	$8,521	$8,383	$0
GLM	Pay	3-Month USD-LIBOR	2.800%	Semi-Annual	05/18/2023	$	10,000,000	24,350	47	24,397	0
	Pay	3-Month USD-LIBOR	2.920%	Semi-Annual	07/16/2023		7,000,000	28,450	(17,490)	10,960	0
	Pay	3-Month USD-LIBOR	3.000%	Semi-Annual	07/19/2023		10,000,000	47,850	(21,238)	26,612	0
	Pay	6-Month AUD-BBR-BBSW	5.250%	Semi-Annual	12/15/2021	AUD	145,800	(205)	12,780	12,575	0
MYC	Pay	3-Month USD-LIBOR	2.700%	Semi-Annual	04/12/2023		7,000,000	9,785	(7,003)	2,782	0
	Pay	3-Month USD-LIBOR	2.860%	Semi-Annual	04/26/2023		9,200,000	15,456	4,226	19,682	0
UAG	Pay	6-Month AUD-BBR-BBSW	5.000%	Semi-Annual	06/15/2022	AUD	128,000	(102)	11,180	11,078	0

								$125,446	$(8,977)	$116,469	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	$16,400	$(10)	$(7)	$0	$(17)

								$(10)	$(7)	$0	$(17)

Total Swap Agreements								$(621,127)	$713,663	$184,127	$(91,591)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (7)
AZD	$28,119	$0	$0	$28,119	$(38,921)	$0	$0	$(38,921)	$(10,802)	$25,882	$15,080
BOA	10,765	0	2,511	13,276	(60,099)	(1,618)	(4,463)	(66,180)	(52,904)	58,237	5,333
BPS	36,972	0	713	37,685	(54,768)	(2,670)	(40)	(57,478)	(19,793)	21,755	1,962
BRC	8,636	0	15,759	24,395	(27,945)	(2,427)	(3,347)	(33,719)	(9,324)	11,819	2,495
BSS	21,478	0	0	21,478	(1,107)	0	0	(1,107)	20,371	(32,500)	(12,129)
CBK	29,973	0	5,157	35,130	(35,174)	(1,666)	(7,629)	(44,469)	(9,339)	16,537	7,198
DUB	15,744	0	9,313	25,057	(18,584)	(1,044)	(5,078)	(24,706)	351	(11,120)	(10,769)
FBF	1,730	0	8,022	9,752	(18,362)	(322)	(38,611)	(57,295)	(47,543)	57,210	9,667
GLM	103,991	0	74,544	178,535	(113,153)	(227)	0	(113,380)	65,155	(41,210)	23,945
GST	0	0	10,297	10,297	0	(7,079)	(8,641)	(15,720)	(5,423)	9,105	3,682
HUS	3,620	0	5,492	9,112	(22,143)	0	(1,108)	(23,251)	(14,139)	14,640	501
IND	18,387	0	0	18,387	(24)	0	0	(24)	18,363	(19,930)	(1,567)
JPM	35,446	0	1,905	37,351	(120,939)	(1,071)	(723)	(122,733)	(85,382)	63,031	(22,351)
JPS	0	0	3,021	3,021	0	0	(1,430)	(1,430)	1,591	(860)	731
MEI	0	0	973	973	0	0	(1,115)	(1,115)	(142)	338	196

See Accompanying Notes	45

Schedule of Investments PIMCO Income Fund (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (6)
MSB	$12,113	$0	$0	$12,113	$(26,906)	$0	$0	$(26,906)	$(14,793)	$14,652	$(141)
MYC	0	0	33,165	33,165	0	0	(17,755)	(17,755)	15,410	(88,880)	(73,470)
NAB	0	0	0	0	(24)	0	0	(24)	(24)	0	(24)
NGF	226	0	407	633	(709)	0	(62)	(771)	(138)	230	92
RBC	0	0	0	0	(1,992)	0	0	(1,992)	(1,992)	1,496	(496)
RYL	3	0	0	3	(8,000)	0	0	(8,000)	(7,997)	7,210	(787)
SAL	0	0	163	163	0	0	(1,588)	(1,588)	(1,425)	1,803	378
SCX	23,510	0	0	23,510	(25,071)	0	0	(25,071)	(1,561)	9,779	8,218
SOG	11,283	0	0	11,283	(12,531)	0	0	(12,531)	(1,248)	8,816	7,568
SSB	8,506	0	0	8,506	(2,649)	0	0	(2,649)	5,857	3,830	2,027
TOR	1,046	0	0	1,046	(20,051)	0	0	(20,051)	(19,005)	16,282	(2,723)
UAG	17,422	0	12,685	30,107	(21,210)	0	(1)	(21,211)	8,896	(12,700)	(3,804)

Total Over the Counter	$388,970	$0	$184,127	$573,097	$(630,362)	$(18,124)	$(91,591)	$(740,077)

(s)

Securities with an aggregate market value of $347,078 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$7,436	$7,436
Swap Agreements	0	14,391	0	0	109,214	123,605

	$0	$14,391	$0	$0	$116,650	$131,041

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$388,970	$0	$388,970
Swap Agreements	0	67,658	0	0	116,469	184,127

	$0	$67,658	$0	$388,970	$116,469	$573,097

	$0	$82,049	$0	$388,970	$233,119	$704,138

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,082	$1,082
Swap Agreements	0	1,930	0	0	71,483	73,413

	$0	$1,930	$0	$0	$72,565	$74,495

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$630,362	$0	$630,362
Written Options	0	15,904	0	2,220	0	18,124
Swap Agreements	0	91,574	0	0	17	91,591

	$0	$107,478	$0	$632,582	$17	$740,077

	$0	$109,408	$0	$632,582	$72,582	$814,572

46	See Accompanying Notes

March 31, 2018

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$(9,656)	$(15,510)	$(25,166)
Swap Agreements	0	230,100	0	0	(84,590)	145,510

	$0	$230,100	$0	$(9,656)	$(100,100)	$120,344

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,020,642)	$0	$(1,020,642)
Purchased Options	0	0	0	(4,003)	0	(4,003)
Written Options	0	0	0	3,481	0	3,481
Swap Agreements	0	134,623	0	0	158,695	293,318

	$0	$134,623	$0	$(1,021,164)	$158,695	$(727,846)

	$0	$364,723	$0	$(1,030,820)	$58,595	$(607,502)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$2,089	$23,527	$25,616
Swap Agreements	0	(225,972)	0	0	(130,433)	(356,405)

	$0	$(225,972)	$0	$2,089	$(106,906)	$(330,789)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$49,412	$0	$49,412
Written Options	0	(1,473)	0	153	0	(1,320)
Swap Agreements	0	102,172	0	0	(107,513)	(5,341)

	$0	$100,699	$0	$49,565	$(107,513)	$42,751

	$0	$(125,273)	$0	$51,654	$(214,419)	$(288,038)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,720,131	$311,607	$3,031,738
Corporate Bonds & Notes
Banking & Finance	0	12,198,719	70,557	12,269,276
Industrials	0	5,276,744	6,588	5,283,332
Utilities	0	2,575,252	0	2,575,252
Convertible Bonds & Notes
Industrials	0	39,281	0	39,281
Municipal Bonds & Notes
California	0	6,750	0	6,750
Illinois	0	146,880	0	146,880
Iowa	0	132	0	132
Missouri	0	33,935	0	33,935
New York	0	1,396	0	1,396
Puerto Rico	0	42,703	0	42,703
Texas	0	360	0	360
U.S. Government Agencies	0	22,711,450	0	22,711,450
U.S. Treasury Obligations	0	26,871,695	0	26,871,695
Non-Agency Mortgage-Backed Securities	0	15,293,255	4,543,314	19,836,569
Asset-Backed Securities	0	21,748,067	505,041	22,253,108
Sovereign Issues	0	11,571,358	0	11,571,358
Common Stocks
Consumer Discretionary	133,268	0	0	133,268
Energy	0	0	1,091	1,091
Financials	0	0	8,278	8,278
Health Care	0	0	162	162
Industrials	0	0	0	0
Utilities	425	0	0	425
Warrants
Industrials	0	0	225	225
Information Technology	0	0	7	7
Convertible Preferred Securities
Banking & Finance	0	1,033	0	1,033
Preferred Securities
Banking & Finance	0	16,140	0	16,140
Industrials	0	0	11,408	11,408
Real Estate Investment Trusts
Real Estate	210,369	0	0	210,369
Short-Term Instruments
Certificates of Deposit	0	278,871	0	278,871
Commercial Paper	0	701,001	0	701,001
Repurchase Agreements	0	174,153	0	174,153

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Short-Term Notes	$0	$174,586	$0	$174,586
Argentina Treasury Bills	0	782,945	0	782,945
France Treasury Bills	0	18,942	0	18,942
Germany Treasury Bills	0	40,931	0	40,931
Greece Treasury Bills	0	26,257	0	26,257
Italy Treasury Bills	0	33,943	0	33,943
Japan Treasury Bills	0	392,862	0	392,862
Nigeria Treasury Bills	0	28,725	0	28,725
U.S. Treasury Bills	0	381,514	0	381,514
ESM Treasury Bills	0	17,233	0	17,233
	$344,062	$124,307,244	$5,458,278	$130,109,584

Investments in Affiliates, at Value
Common Stocks
Energy	$0	$0	$46,644	$46,644
Industrials	0	0	4,674	4,674
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,184,492	0	0	3,184,492
	$3,184,492	$0	$51,318	$3,235,810
Total Investments	$3,528,554	$124,307,244	$5,509,596	$133,345,394

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(11,643,375)	0	(11,643,375)
U.S. Treasury Obligations	0	(153,507)	0	(153,507)
	$0	$(11,796,882)	$0	$(11,796,882)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7,436	123,605	0	131,041
Over the counter	0	572,194	903	573,097
	$7,436	$695,799	$903	$704,138

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,082)	(73,413)	0	(74,495)
Over the counter	0	(740,077)	0	(740,077)
	$(1,082)	$(813,490)	$0	$(814,572)
Total Financial Derivative Instruments	$6,354	$(117,691)	$903	$(110,434)

Totals	$3,534,908	$112,392,671	$5,510,499	$121,438,078

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

See Accompanying Notes	47

Schedule of Investments PIMCO Income Fund (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$166,622	$281,449	$(122,977)	$(3,170)	$(8,118)	$738	$0	$(2,937)	$311,607	$840
Corporate Bonds & Notes
Banking & Finance	1,345,042	69,329	(1,355,556)	0	0	11,742	0	0	70,557	1,228
Industrials	88,498	0	(81,625)	(10)	(48)	212	0	(439)	6,588	244
Utilities	7,029	42	(4,837)	0	(10,505)	8,271	0	0	0	0
Municipal Bonds & Notes
Missouri	56,390	0	(24,200)	260	1,359	126	0	(33,935)	0	0
Non-Agency Mortgage-Backed Securities	648,464	3,975,432	(21,546)	(1,478)	(36,324)	(20,993)	0	(241)	4,543,314	39,558
Asset-Backed Securities	165,215	502,419	(20,972)	743	908	4,563	0	(147,835)	505,041	1,888
Common Stocks
Energy	0	0	0	0	0	1091	0	0	1,091	1,091
Financials	1,728	4,589	0	0	0	1,961	0	0	8,278	1,961
Health Care	0	0	0	0	0	0	162	0	162	0
Warrants
Industrials		0	0	0	0	225	0	0	225	225
Information Technology	6	0	0	0	0	1	0	0	7	1
Preferred Securities
Industrials	0	12,675	0	0	0	(1,267)	0	0	11,408	(1,267)

	$2,478,994	$4,845,935	$(1,631,713)	$(3,655)	$(52,728)	$6,670	$162	$(185,387)	$5,458,278	$45,769

Investments in Affiliates, at Value
Common Stocks
Energy	0	4,021	0	0	0	42,623	0	0	46,644	42,623
Warrants
Industrials	0	3,896	0	0	0	778	0	0	4,674	778

	$0	$7,917	$0	$0	$0	$43,401	$0	$0	$51,318	$43,401

Financial Derivative Instruments - Assets
Over the counter	$77	$1,130	$1	$0	$(61)	$(244)	$0	$0	$903	$(284)

Financial Derivative Instruments - Liabilities
Over the counter	$(202)	$0	$(159)	$0	$159	$115	$0	$87	$0	$0

Totals	$2,478,869	$4,854,982	$(1,631,871)	$(3,655)	$(52,630)	$49,942	$162	$(185,300)	$5,510,499	$88,886

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(r) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$66,802	Other Valuation Techniques (3)	—	—
	188,810	Proxy Pricing	Base Price	100.000 - 100.625
	55,995	Third Party Vendor	Broker Quote	100.000 - 100.810
Corporate Bonds & Notes
Banking & Finance	70,557	Proxy Pricing	Base Price	100.000
Industrials	5,275	Proxy Pricing	Base Price	104.400
	1,313	Third Party Vendor	Broker Quote	107.300
Non-Agency Mortgage-Backed Securities	52,568	Proxy Pricing	Base Price	$603,897.180
	3,345,170	Proxy Pricing	Base Price	33.930 - 102.033
	1,145,576	Third Party Vendor	Broker Quote	90.500 - 92.431
Asset-Backed Securities	494,807	Proxy Pricing	Base Price	(0.000) - 97.917
	10,234	Third Party Vendor	Broker Quote	74.230 - 100.000
Common Stocks
Energy	1,091	Other Valuation Techniques (3)	—	—
Financials	8,278	Discounted Cashflow	Discounted Rate	$1.200
Health Care	162	Third Party Vendor	Broker Quote	$1.600
Warrants
Industrials	225	Other Valuation Techniques (3)	—	—
Information Technology	7	Other Valuation Techniques (3)	—	—
Preferred Securities
Industrials	11,408	Other Valuation Techniques (3)	—	—

Investments in Affiliates, at Value
Common Stocks
Energy	46,644	Other Valuation Techniques (3)	—	—
Warrants
Industrials	4,674	Other Valuation Techniques (3)	—	—

Financial Derivative Instruments - Assets
Over the counter	903	Indicative Market Quotation	Broker Quote	0.881 - 4.201

Total	$5,510,499

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

48	See Accompanying Notes

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of investments, of PIMCO Income Fund (one of the funds constituting PIMCO Funds, referred to hereafter as the “Fund”) as of March 31, 2018, the related statements of operations and cash flows for the year ended March 31, 2018, the statement of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2018 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2018 and the financial highlights for each of the five years in the period ended March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

May 24, 2018

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	NAB	National Australia Bank Ltd.
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	RCY	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank
BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale
BSN	Bank of Nova Scotia	JPS	JP Morgan Securities, Inc.	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	MSB	Morgan Stanley Bank, N.A	TOR	Toronto Dominion Bank
CFR	Credit Suisse Securities (Europe) Ltd.	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
AUD	Australian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
BRL	Brazilian Real	INR	Indian Rupee	RUB	Russian Ruble
CAD	Canadian Dollar	JPY	Japanese Yen	TRY	Turkish New Lira
CHF	Swiss Franc	MXN	Mexican Peso	USD (or $)	United States Dollar
DKK	Danish Krone	NGN	Nigerian Naira	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	COF 11	Cost of Funds - 11th District of San Francisco	T3M	3 Month Treasury
7-DayAuc	7 Day Auction Rate	EUR003M	3 Month EUR Swap Rate	T10Y	10 Year Treasury
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR006M	6 Month EUR Swap Rate	T1Y	1 Year Treasury
BADLARPP	Argentina Badlar Floating Rate Notes	H15BIN6M	6 Month US Treasury Bill Auction Investment Rate	T7Y	7 Year Treasury
BP0003M	3 Month GBP-LIBOR	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0001M	1 Month USD Swap Rate
BP0006M	6 Month GBP-LIBOR	H15T3Y	3 Year US Treasury Yield Curve Constant Maturity Rate	US0003M	3 Month USD Swap Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	US0006M	6 Month USD Swap Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR01M	1 Month USD-LIBOR	US0012M	12 Month USD Swap Rate
CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR03M	3 Month USD-LIBOR
CMBX	Commercial Mortgage-Backed Index	PrimeX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	ESM	European Stability Mechanism	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	SP - ADR	Sponsored American Depositary Receipt
BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	TBA	To-Be-Announced
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CDO	Collateralized Debt Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles
CLO	Collateralized Loan Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CMBS	Collateralized Mortgage-Backed Security

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date: May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date: May 28, 2019

By:	/s/ Trent W. Walker

Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: May 28, 2019